UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—71.8%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	6,533	$79,707
AllianzGI Best Styles International Equity (a)(c)	118,232	1,685,989
AllianzGI Best Styles U.S. Equity (a)(c)	189,224	2,792,948
AllianzGI Emerging Markets Consumer (a)(b)	37,985	463,416
AllianzGI Global Natural Resources (a)(b)	20,937	278,247
AllianzGI High Yield Bond (a)(b)	167,496	1,393,571
AllianzGI Short Duration High Income (a)(b)	241,382	3,492,797
AllianzGI Structured Return (a)(b)	53,957	840,118
Harvest Funds Intermediate Bond (b)	56,026	552,421
PIMCO Capital Securities and Financials (a)(b)	84,710	831,849
PIMCO Income (a)(b)	257,322	3,018,389
PIMCO Long-Term Credit (a)(b)	77,061	833,802
PIMCO Mortgage Opportunities (a)(b)	275,956	3,016,202

Total Mutual Funds (cost—$19,839,881)		19,279,456

EXCHANGE-TRADED FUNDS—29.5%

PIMCO 15+ Year U.S. TIPS Index (a)	31,764	1,933,157
PIMCO Broad U.S. TIPS Index (a)	81,757	4,516,665
Schwab U.S. REIT	14,248	564,791
Schwab U.S. Small-Cap	10,273	535,018
SPDR S&P 600 Small Cap Value	4,112	382,293

Total Exchange-Traded Funds (cost—$8,080,706)		7,931,924

	Principal Amount (000s)	Value*

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $276,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $284,200 including accrued interest (cost—$276,000)	$276	$276,000

Total Investments (cost—$28,196,587)—102.3%		27,487,380

Liabilities in excess of other assets (d)—(2.3)%		(614,905)

Net Assets—100.0%		$26,872,475

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	2	$197	3/14/16	$2,180

(e)	At December 31, 2015, the Fund pledged $38,510 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—73.4%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	34,731	$423,717
AllianzGI Best Styles International Equity (a)(c)	293,850	4,190,296
AllianzGI Best Styles U.S. Equity (a)(c)	413,850	6,108,427
AllianzGI Emerging Markets Consumer (a)(b)	75,691	923,433
AllianzGI Focused Growth (a)(b)	14,508	548,830
AllianzGI Global Natural Resources (a)(b)	62,441	829,835
AllianzGI High Yield Bond (a)(b)	332,965	2,770,267
AllianzGI Mid-Cap (a)(b)	149,689	558,341
AllianzGI Short Duration High Income (a)(b)	457,279	6,616,831
AllianzGI Structured Return (a)(b)	108,255	1,685,526
Harvest Funds Intermediate Bond (b)	112,407	1,108,334
PIMCO Capital Securities and Financials (a)(b)	140,436	1,379,081
PIMCO Income (a)(b)	466,153	5,467,976
PIMCO Long-Term Credit (a)(b)	151,443	1,638,618
PIMCO Mortgage Opportunities (a)(b)	423,841	4,632,582

Total Mutual Funds (cost—$40,369,427)		38,882,094

EXCHANGE-TRADED FUNDS—28.8%

PIMCO 15+ Year U.S. TIPS Index (a)	63,138	3,842,579
PIMCO Broad U.S. TIPS Index (a)	147,736	8,161,675
Schwab U.S. REIT	28,585	1,133,109
Schwab U.S. Small-Cap	25,764	1,341,789
SPDR S&P 600 Small Cap Value	8,249	766,910

Total Exchange-Traded Funds (cost—$15,536,974)		15,246,062

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $656,002; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $669,900 including accrued interest (cost—$656,000)	$656	$656,000

Total Investments (cost—$56,562,401)—103.4%		54,784,156

Liabilities in excess of other assets (d)—(3.4)%		(1,820,075)

Net Assets—100.0%		$52,964,081

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	6	$592	3/14/16	$6,579

(e)	At December 31, 2015, the Fund pledged $94,052 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—77.4%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	38,154	$465,483
AllianzGI Best Styles International Equity (a)(c)	454,287	6,478,139
AllianzGI Best Styles U.S. Equity (a)(c)	457,022	6,745,640
AllianzGI Emerging Markets Consumer (a)(b)	107,683	1,313,730
AllianzGI Focused Growth (a)(b)	24,080	910,962
AllianzGI Global Natural Resources (a)(b)	91,941	1,221,901
AllianzGI High Yield Bond (a)(b)	367,710	3,059,350
AllianzGI International Small-Cap (a)(b)	16,832	609,302
AllianzGI Mid-Cap (a)(b)	244,534	912,111
AllianzGI Short Duration High Income (a)(b)	505,013	7,307,537
AllianzGI Structured Return (a)(b)	98,244	1,529,651
Harvest Funds Intermediate Bond (b)	122,412	1,206,985
PIMCO Capital Securities and Financials (a)(b)	155,102	1,523,101
PIMCO Income (a)(b)	412,272	4,835,951
PIMCO Long-Term Credit (a)(b)	167,796	1,815,554
PIMCO Mortgage Opportunities (a)(b)	385,519	4,213,721
PIMCO Short-Term (a)(b)	61,913	602,417

Total Mutual Funds (cost—$46,396,258)		44,751,535

EXCHANGE-TRADED FUNDS—25.9%

PIMCO 15+ Year U.S. TIPS Index (a)	69,736	4,244,133
PIMCO Broad U.S. TIPS Index (a)	119,661	6,610,672
Schwab U.S. REIT	31,130	1,233,993
Schwab U.S. Small-Cap	33,669	1,753,481
SPDR S&P 600 Small Cap Value	11,978	1,113,595

Total Exchange-Traded Funds (cost—$15,249,389)		14,955,874

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $1,161,004; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $1,187,550 including accrued interest (cost—$1,161,000)	$1,161	$1,161,000

Total Investments (cost—$62,806,647)—105.3%		60,868,409

Liabilities in excess of other assets (d)—(5.3)%		(3,078,602)

Net Assets—100.0%		$57,789,807

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	9	$889	3/14/16	$9,845

(e)	At December 31, 2015, the Fund pledged $125,053 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—80.2%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	14,723	$179,623
AllianzGI Best Styles International Equity (a)(c)	516,414	7,364,067
AllianzGI Best Styles U.S. Equity (a)(c)	689,935	10,183,439
AllianzGI Emerging Markets Consumer (a)(b)	110,793	1,351,675
AllianzGI Emerging Markets Small-Cap (a)(b)	45,149	631,637
AllianzGI Focused Growth (a)(b)	24,975	944,797
AllianzGI Global Natural Resources (a)(b)	95,428	1,268,234
AllianzGI High Yield Bond (a)(b)	419,172	3,487,509
AllianzGI International Small-Cap (a)(b)	17,457	631,933
AllianzGI Mid-Cap (a)(b)	253,311	944,851
AllianzGI NFJ Mid-Cap Value (a)(b)	38,703	964,080
AllianzGI Short Duration High Income (a)(b)	462,053	6,685,900
AllianzGI Structured Return (a)(b)	101,773	1,584,606
AllianzGI U.S. Small-Cap Growth (a)(b)	66,241	918,104
Harvest Funds Intermediate Bond (b)	95,109	937,772
PIMCO Capital Securities and Financials (a)(b)	160,863	1,579,677
PIMCO Income (a)(b)	373,284	4,378,620
PIMCO Long-Term Credit (a)(b)	145,994	1,579,650
PIMCO Mortgage Opportunities (a)(b)	228,493	2,497,430
PIMCO Short-Term (a)(b)	64,214	624,798

Total Mutual Funds (cost—$50,295,189)		48,738,402

EXCHANGE-TRADED FUNDS—21.9%

PIMCO 15+ Year U.S. TIPS Index (a)	61,994	3,772,955
PIMCO Broad U.S. TIPS Index (a)	95,901	5,298,051
Schwab U.S. REIT	32,249	1,278,350
Schwab U.S. Small-Cap	34,880	1,816,550
SPDR S&P 600 Small Cap Value	12,408	1,153,572

Total Exchange-Traded Funds (cost—$13,580,201)		13,319,478

	Principal Amount (000s)	Value*

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $905,003; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $923,650 including accrued interest (cost—$905,000)	$905	$905,000

Total Investments (cost—$64,780,390)—103.6%		62,962,880

Liabilities in excess of other assets (d)—(3.6)%		(2,200,801)

Net Assets—100.0%		$60,762,079

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	11	$1,086	3/14/16	$12,015

(e)	At December 31, 2015, the Fund pledged $158,558 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—80.4%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	31,383	$382,871
AllianzGI Best Styles International Equity (a)(c)	559,687	7,981,142
AllianzGI Best Styles U.S. Equity (a)(c)	671,784	9,915,534
AllianzGI Emerging Markets Consumer (a)(b)	88,566	1,080,507
AllianzGI Emerging Markets Small-Cap (a)(b)	54,136	757,361
AllianzGI Focused Growth (a)(b)	32,379	1,224,906
AllianzGI Global Natural Resources (a)(b)	92,903	1,234,686
AllianzGI High Yield Bond (a)(b)	325,975	2,712,112
AllianzGI International Small-Cap (a)(b)	13,614	492,832
AllianzGI Mid-Cap (a)(b)	325,938	1,215,748
AllianzGI NFJ Mid-Cap Value (a)(b)	30,149	751,018
AllianzGI Short Duration High Income (a)(b)	257,080	3,719,949
AllianzGI Structured Return (a)(b)	64,642	1,006,472
AllianzGI U.S. Small-Cap Growth (a)(b)	52,956	733,967
Harvest Funds Intermediate Bond (b)	50,340	496,354
PIMCO Capital Securities and Financials (a)(b)	99,890	980,918
PIMCO Income (a)(b)	82,841	971,723
PIMCO Long-Term Credit (a)(b)	112,667	1,219,059
PIMCO Mortgage Opportunities (a)(b)	111,044	1,213,707
PIMCO Short-Term (a)(b)	49,930	485,820

Total Mutual Funds (cost—$39,928,188)		38,576,686

EXCHANGE-TRADED FUNDS—20.7%

PIMCO 15+ Year U.S. TIPS Index (a)	40,170	2,444,746
PIMCO Broad U.S. TIPS Index (a)	74,569	4,119,564
Schwab U.S. REIT	25,605	1,014,982
Schwab U.S. Small-Cap	27,693	1,442,252
SPDR S&P 600 Small Cap Value	9,852	915,941

Total Exchange-Traded Funds (cost—$10,135,134)		9,937,485

	Principal Amount (000s)	Value*

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $653,002; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $669,900 including accrued interest (cost—$653,000)	$653	$653,000

Total Investments (cost—$50,716,322)—102.5%		49,167,171

Liabilities in excess of other assets (d)—(2.5)%		(1,177,693)

Net Assets—100.0%		$47,989,478

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	11	$1,086	3/14/16	$12,025

(e)	At December 31, 2015, the Fund pledged $159,188 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—85.4%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	22,464	$274,057
AllianzGI Best Styles International Equity (a)(c)	572,955	8,170,342
AllianzGI Best Styles U.S. Equity (a)(c)	631,241	9,317,124
AllianzGI Emerging Markets Consumer (a)(b)	75,718	923,764
AllianzGI Emerging Markets Small-Cap (a)(b)	59,025	825,756
AllianzGI Focused Growth (a)(b)	37,141	1,405,062
AllianzGI Global Natural Resources (a)(b)	75,910	1,008,840
AllianzGI High Yield Bond (a)(b)	267,274	2,223,719
AllianzGI International Managed Volatility (a)(b)	59,051	815,495
AllianzGI International Small-Cap (a)(b)	16,709	604,848
AllianzGI Mid-Cap (a)(b)	324,291	1,209,605
AllianzGI NFJ Mid-Cap Value (a)(b)	32,844	818,142
AllianzGI Short Duration High Income (a)(b)	83,486	1,208,046
AllianzGI U.S. Managed Volatility (a)(b)	61,592	805,620
AllianzGI U.S. Small-Cap Growth (a)(b)	72,179	1,000,401
Harvest Funds Intermediate Bond (b)	41,716	411,322
PIMCO Capital Securities and Financials (a)(b)	61,487	603,805
PIMCO Income (a)(b)	50,945	597,589
PIMCO Long-Term Credit (a)(b)	74,637	807,574
PIMCO Mortgage Opportunities (a)(b)	54,624	597,037
PIMCO Short-Term (a)(b)	40,935	398,301

Total Mutual Funds (cost—$34,969,469)		34,026,449

EXCHANGE-TRADED FUNDS—14.5%

PIMCO 15+ Year U.S. TIPS Index (a)	19,761	1,202,655
PIMCO Broad U.S. TIPS Index (a)	28,769	1,589,343
Schwab U.S. REIT	21,219	841,121
Schwab U.S. Small-Cap	22,950	1,195,236
SPDR S&P 600 Small Cap Value	10,205	948,759

Total Exchange-Traded Funds (cost—$5,903,112)		5,777,114

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $769,003; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $786,625 including accrued interest (cost—$769,000)	$769	$769,000

Total Investments (cost—$41,641,581)—101.8%		40,572,563

Liabilities in excess of other assets (d)—(1.8)%		(721,136)

Net Assets—100.0%		$39,851,427

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	11	$1,086	3/14/16	$12,020

(e)	At December 31, 2015, the Fund pledged $146,359 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—86.7%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	18,182	$221,815
AllianzGI Best Styles International Equity (a)(c)	329,290	4,695,675
AllianzGI Best Styles U.S. Equity (a)(c)	376,731	5,560,552
AllianzGI Emerging Markets Consumer (a)(b)	55,972	682,853
AllianzGI Emerging Markets Small-Cap (a)(b)	33,462	468,132
AllianzGI Focused Growth (a)(b)	23,884	903,528
AllianzGI Global Natural Resources (a)(b)	42,482	564,584
AllianzGI High Yield Bond (a)(b)	162,886	1,355,208
AllianzGI International Managed Volatility (a)(b)	48,963	676,185
AllianzGI International Small-Cap (a)(b)	12,527	453,463
AllianzGI Mid-Cap (a)(b)	242,656	905,107
AllianzGI NFJ Mid-Cap Value (a)(b)	30,447	758,424
AllianzGI Short Duration High Income (a)(b)	23,491	339,909
AllianzGI U.S. Managed Volatility (a)(b)	34,636	453,038
AllianzGI U.S. Small-Cap Growth (a)(b)	40,899	566,857
Harvest Funds Intermediate Bond (b)	11,554	113,922
PIMCO Long-Term Credit (a)(b)	19,074	206,376
PIMCO Short-Term (a)(b)	23,036	224,143

Total Mutual Funds (cost—$19,611,416)		19,149,771

EXCHANGE-TRADED FUNDS—13.0%

PIMCO 15+ Year U.S. TIPS Index (a)	7,413	451,155
PIMCO Broad U.S. TIPS Index (a)	14,166	782,601
Schwab U.S. REIT	11,755	465,968
Schwab U.S. Small-Cap	12,713	662,093
SPDR S&P 600 Small Cap Value	5,653	525,560

Total Exchange-Traded Funds (cost—$2,954,991)		2,887,377

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $432,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $441,525 including accrued interest (cost—$432,000)	$432	$432,000

Total Investments (cost—$22,998,407)—101.7%		22,469,148

Liabilities in excess of other assets (d)—(1.7)%		(379,352)

Net Assets—100.0%		$22,089,796

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	7	$691	3/14/16	$7,666

(e)	At December 31, 2015, the Fund pledged $98,636 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2050 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—86.6%

AllianzGI Best Styles Emerging Markets Equity (a)(c)	24,812	$302,708
AllianzGI Best Styles International Equity (a)(c)	306,295	4,367,771
AllianzGI Best Styles U.S. Equity (a)(c)	350,324	5,170,784
AllianzGI Emerging Markets Consumer (a)(b)	50,920	621,219
AllianzGI Emerging Markets Small-Cap (a)(b)	30,427	425,676
AllianzGI Focused Growth (a)(b)	21,624	818,052
AllianzGI Global Natural Resources (a)(b)	38,755	515,060
AllianzGI High Yield Bond (a)(b)	148,456	1,235,151
AllianzGI International Managed Volatility (a)(b)	45,315	625,802
AllianzGI International Small-Cap (a)(b)	11,341	410,553
AllianzGI Mid-Cap (a)(b)	219,888	820,181
AllianzGI NFJ Mid-Cap Value (a)(b)	33,539	835,453
AllianzGI Short Duration High Income (a)(b)	21,271	307,797
AllianzGI U.S. Managed Volatility (a)(b)	31,569	412,928
AllianzGI U.S. Small-Cap Growth (a)(b)	44,670	619,126
Harvest Funds Intermediate Bond (b)	10,531	103,837
PIMCO Short-Term (a)(b)	20,859	202,956

Total Mutual Funds (cost—$18,242,271)		17,795,054

EXCHANGE-TRADED FUNDS—12.2%

PIMCO 15+ Year U.S. TIPS Index (a)	6,712	408,492
PIMCO Broad U.S. TIPS Index (a)	10,994	607,364
Schwab U.S. REIT	8,036	318,547
Schwab U.S. Small-Cap	11,588	603,503
SPDR S&P 600 Small Cap Value	6,184	574,926

Total Exchange-Traded Funds (cost—$2,581,451)		2,512,832

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $386,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $395,850 including accrued interest (cost—$386,000)	$386	$386,000

Total Investments (cost—$21,209,722)—100.7%		20,693,886

Liabilities in excess of other assets (d)—(0.7)%		(147,163)

Net Assets—100.0%		$20,546,723

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	7	$691	3/14/16	$7,666

(e)	At December 31, 2015, the Fund pledged $94,657 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2055 Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—85.4%

AllianzGI Best Styles International Equity (a)(c)	93,423	$1,332,209
AllianzGI Best Styles U.S. Equity (a)(c)	106,800	1,576,362
AllianzGI Emerging Markets Consumer (a)(b)	21,104	257,465
AllianzGI Emerging Markets Small-Cap (a)(b)	10,613	148,482
AllianzGI Focused Growth (a)(b)	6,529	246,998
AllianzGI Global Natural Resources (a)(b)	11,817	157,043
AllianzGI High Yield Bond (a)(b)	44,829	372,980
AllianzGI International Managed Volatility (a)(b)	13,809	190,709
AllianzGI International Small-Cap (a)(b)	3,426	124,032
AllianzGI Mid-Cap (a)(b)	67,562	252,008
AllianzGI NFJ Mid-Cap Value (a)(b)	10,962	273,063
AllianzGI Short Duration High Income (a)(b)	6,423	92,946
AllianzGI U.S. Managed Volatility (a)(b)	9,620	125,833
AllianzGI U.S. Small-Cap Growth (a)(b)	13,549	187,795
Harvest Funds Intermediate Bond (b)	3,209	31,643
PIMCO Short-Term (a)(b)	6,298	61,282

Total Mutual Funds (cost—$5,545,012)		5,430,850

EXCHANGE-TRADED FUNDS—12.0%

PIMCO 15+ Year U.S. TIPS Index (a)	2,026	123,302
PIMCO Broad U.S. TIPS Index (a)	3,319	183,358
Schwab U.S. REIT	2,449	97,078
Schwab U.S. Small-Cap	3,532	183,947
SPDR S&P 600 Small Cap Value	1,885	175,249

Total Exchange-Traded Funds (cost—$783,853)		762,934

	Principal Amount (000s)	Value*

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $229,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $238,525 including accrued interest (cost—$229,000)	$229	$229,000

Total Investments (cost—$6,557,865)—101.0%		6,422,784

Liabilities in excess of other assets (d)—(1.0)%		(64,708)

Net Assets—100.0%		$6,358,076

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	3	$296	3/14/16	$3,262

(e)	At December 31, 2015, the Fund pledged $38,865 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement Income Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—90.5%

AllianzGI Best Styles International Equity (a)(c)	75,337	$1,074,308
AllianzGI Best Styles U.S. Equity (a)(c)	207,211	3,058,435
AllianzGI Emerging Markets Consumer (a)(b)	26,304	320,908
AllianzGI Income & Growth (a)(b)	196,930	2,237,126
AllianzGI Short Duration High Income (a)(b)	296,717	4,293,497
Harvest Funds Intermediate Bond (b)	43,428	428,204
PIMCO Capital Securities and Financials (a)(b)	131,706	1,293,349
PIMCO Income (a)(b)	324,307	3,804,119
PIMCO Long-Term Credit (a)(b)	170,171	1,841,248
PIMCO Mortgage Opportunities (a)(b)	106,431	1,163,292

Total Mutual Funds (cost—$20,269,445)		19,514,486

EXCHANGE-TRADED FUNDS—8.1%

PIMCO 15+ Year U.S. TIPS Index (a) (cost—$1,754,777)	28,711	1,747,352

	Principal Amount (000s)	Value*

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $281,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $289,275 including accrued interest (cost—$281,000)	$281	$281,000

Total Investments (cost—$22,305,222)—99.9%		21,542,838

Other assets less liabilities (d)—0.1%		26,708

Net Assets—100.0%		$21,569,546

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	1	$99	3/14/16	$1,087

(e)	At December 31, 2015, the Fund pledged $25,807 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—87.0%

AllianzGI Advanced Core Bond	5,246,215	$78,011,222
AllianzGI Best Styles Global Equity (c)	11,031,205	167,233,064
AllianzGI International Managed Volatility (b)	362,854	5,011,012
AllianzGI Short Duration High Income (b)	842,742	12,194,483
AllianzGI Structured Return (b)	515,452	8,025,591
AllianzGI U.S. Managed Volatility (b)	534,271	6,988,271

Total Mutual Funds (cost—$279,256,937)		277,463,643

EXCHANGE-TRADED FUNDS—6.3%

iShares JPMorgan USD Emerging Markets Bond	20,773	2,197,368
iShares MSCI EAFE Minimum Volatility	98,544	6,392,549
iShares MSCI USA Minimum Volatility	200,823	8,398,418
PIMCO 15+ Year U.S. TIPS Index (a)	51,655	3,143,724

Total Exchange-Traded Funds (cost—$19,925,500)		20,132,059

	Principal Amount (000s)	Value*

Repurchase Agreements—5.6%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $17,896,060; collateralized by Freddie Mac, 2.12%, due 6/2/21, valued at $18,255,000 including accrued interest (cost—$17,896,000)	$17,896	$17,896,000

Total Investments (cost—$317,078,437)—98.9%		315,491,702

Other assets less liabilities (d)—1.1%		3,658,096

Net Assets—100.0%		$319,149,798

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	43	$5,414	3/21/16	$(15,850)
2-Year Treasury Note	23	4,996	3/31/16	(5,795)
5-Year Treasury Note	113	13,370	3/31/16	(30,362)
Euro-BTP	45	6,745	3/8/16	43,624
TOPIX Index	7	901	3/10/16	4,901
U.S. Dollar Index	166	16,392	3/14/16	181,528
U.S. Ultra Bond	20	3,174	3/21/16	18,555
Short: Bovespa Index	(115)	(1,275)	2/17/16	55,693
Euro Stoxx 50 Index	(61)	(2,176)	3/18/16	(37,882)
FTSE 100 Index	(40)	(3,655)	3/18/16	(144,267)
Hang Seng Index	(23)	(3,245)	3/30/16	(47,084)
Mini MSCI Emerging Markets Index	(88)	(3,465)	3/18/16	(73,329)
MSCI Taiwan Index	(55)	(1,674)	1/28/16	19,588
S&P 500 Index	(4)	(2,036)	3/17/16	(17,243)
SGX Nifty 50 Index	(35)	(556)	1/28/16	(505)
SPI 200 Index	(46)	(4,405)	3/17/16	(290,927)

				$(339,355)

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2015 (unaudited) (continued)

Forward foreign currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Depreciation
Sold:
6,000,000 Euro settling 2/10/16	State Street Bank	$6,458,076	$6,526,291	$(68,215)

(e)	At December 31, 2015, the Fund pledged $3,992,101 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australia, Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—57.0%

AllianzGI Best Styles Emerging Markets Equity (c)	69,452	$847,318
AllianzGI Best Styles International Equity (c)	214,966	3,065,411
AllianzGI Best Styles U.S. Equity (c)	380,521	5,616,491
AllianzGI International Managed Volatility (b)	8,542	117,961
AllianzGI Short Duration High Income (b)	13,024	188,455
PIMCO Income (b)	67,142	787,572
PIMCO Investment Grade Corporate Bond (b)	171,884	1,705,089
PIMCO Long-Term Credit (b)	13,107	141,816
PIMCO Mortgage Opportunities (b)	82,101	897,361
PIMCO Mortgage-Backed Securities (b)	174,236	1,820,766

Total Mutual Funds (cost—$15,778,096)		15,188,240

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—13.0%

U.S. Treasury Bonds,
3.125%, 2/15/43	$176	180,077
4.375%, 5/15/41	141	177,651
5.25%, 2/15/29	140	183,501
6.875%, 8/15/25	125	175,144
7.625%, 11/15/22	210	285,268
7.875%, 2/15/21	90	116,660
U.S. Treasury Notes,
0.75%, 2/28/18	192	190,411
1.00%, 9/30/16	190	190,408
1.00%, 6/30/19	258	253,809
1.125%, 3/31/20	300	293,354
1.50%, 2/28/19	220	220,771
1.875%, 10/31/17	218	221,251
2.00%, 5/31/21	274	275,969

	Principal Amount (000s)	Value*

2.00%, 2/15/23	$266	$264,498
2.25%, 7/31/18	180	184,791
3.00%, 2/28/17	246	252,110

Total U.S. Treasury Obligations (cost—$3,501,749)		3,465,673

	Shares

EXCHANGE-TRADED FUNDS—7.8%

iShares MSCI EAFE Minimum Volatility	4,399	285,363
iShares MSCI Emerging Markets Minimum Volatility	3,782	184,032
iShares MSCI USA Minimum Volatility	25,278	1,057,126
ProShares S&P 500 Dividend Aristocrats	11,441	564,042

Total Exchange-Traded Funds (cost—$2,116,589)		2,090,563

	Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES—1.4%

Fannie Mae,
1.375%, 11/15/16	$151	151,728
Freddie Mac,
1.00%, 6/29/17	218	218,039

Total U.S. Government Agency Securities (cost—$371,647)		369,767

Repurchase Agreements—19.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $5,078,017; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $5,181,575 including accrued interest (cost—$5,078,000)	5,078	5,078,000

Total Investments (cost—$26,846,081)—98.2%		26,192,243

Other assets less liabilities (d)—1.8%		470,549

Net Assets—100.0%		$26,662,792

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	22	$2,239	3/18/16	$(1,813)
Euro STOXX 600 Index	30	596	3/18/16	12,179
Euro-BTP	8	1,199	3/8/16	2,314
Mini MSCI EAFE Index	4	340	3/18/16	4,387
TOPIX Index	6	773	3/10/16	(19,486)
Short: 10-Year U.S. Treasury Note	(2)	(252)	3/21/16	1,402
2-Year U.S. Treasury Note	(1)	(217)	3/31/16	295
5-Year U.S. Treasury Note	(2)	(237)	3/31/16	926
Mini MSCI Emerging Markets Index	(13)	(512)	3/18/16	(2,513)
SPI 200 Index	(2)	(192)	3/17/16	(15,564)
U.S. Ultra Bond	(1)	(159)	3/21/16	1,811

				$(16,062)

(e)	At December 31, 2015, the Fund pledged $276,434 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australia, Far East

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Megatrends Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—98.5%

AllianzGI Emerging Markets Consumer	41,582	$507,302
AllianzGI Global Natural Resources	35,118	466,721
AllianzGI Global Water	48,188	603,800
AllianzGI Health Sciences	22,189	655,242
AllianzGI Technology	12,018	652,453

Total Investments (cost—$3,223,729)—98.5%		2,885,518

Other assets less liabilities—1.5%		45,414

Net Assets—100.0%		$2,930,932

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—89.1%

Argentina—0.2%
Banco Macro S.A. ADR (d)	302	$17,552

Brazil—3.9%
Banco do Brasil S.A.	1,300	4,815
Banco Santander Brasil S.A. UNIT	4,400	17,731
BM&FBovespa S.A.	8,900	24,335
Cia Paranaense de Energia, Class P ADR	693	4,068
Cosan Ltd., Class A	1,062	3,919
JBS S.A.	26,000	80,686
Kroton Educacional S.A.	3,000	7,176
Marfrig Global Foods S.A. (d)	8,600	13,753
MRV Engenharia e Participacoes S.A.	16,100	35,200
Multiplus S.A.	1,200	11,299
Petroleo Brasileiro S.A. (d)	25,000	53,477
Sul America S.A. UNIT	8,600	40,337
Transmissora Alianca de Energia Eletrica S.A. UNIT	1,600	6,766

		303,562

Chile—0.7%
Banco Santander Chile ADR	3,050	53,802

China—27.2%
Agricultural Bank of China Ltd., Class H	128,000	52,090
Alibaba Group Holding Ltd. ADR (d)	201	16,335
ANTA Sports Products Ltd.	28,000	76,548
Bank of China Ltd., Class H	149,000	66,113
Bank of Communications Co., Ltd., Class H	135,000	94,672
Beijing Capital International Airport Co., Ltd., Class H	18,000	19,333
Beijing Capital Land Ltd., Class H	20,000	9,121
China Communications Construction Co., Ltd., Class H	4,000	4,048
China Communications Services Corp. Ltd., Class H	34,000	12,762
China Construction Bank Corp., Class H	77,000	52,525
China Dongxiang Group Co., Ltd.	56,000	13,327
China Everbright Bank Co., Ltd., Class H	111,000	53,890
China High Speed Transmission Equipment Group Co., Ltd. (d)	9,000	7,204
China Merchants Bank Co., Ltd., Class H	36,500	85,534
China Mobile Ltd.	7,500	84,421
China Petroleum & Chemical Corp., Class H	200,000	120,362
China Power International Development Ltd.	59,000	34,038
China Southern Airlines Co., Ltd., Class H	80,000	61,672
China Taiping Insurance Holdings Co., Ltd. (d)	4,600	14,149
China Telecom Corp., Ltd., Class H	108,000	50,378
China Travel International Investment Hong Kong Ltd.	14,000	5,855

	Shares	Value*

Chongqing Rural Commercial Bank Co., Ltd., Class H	127,000	$76,441
Guangzhou R&F Properties Co., Ltd., Class H	14,000	17,166
Hua Hong Semiconductor Ltd. (a)(d)	9,000	8,716
Huadian Power International Corp., Ltd., Class H	8,000	5,187
Huaneng Power International, Inc., Class H	26,000	22,297
Industrial & Commercial Bank of China Ltd., Class H	306,000	183,422
Ju Teng International Holdings Ltd.	22,000	10,435
KWG Property Holding Ltd.	26,500	19,501
Longfor Properties Co., Ltd.	15,500	23,053
Nexteer Automotive Group Ltd.	22,000	24,318
Ping An Insurance Group Co. of China Ltd., Class H	24,000	132,045
Qingdao Port International Co., Ltd., Class H (a)	11,000	4,898
Shenzhen Expressway Co., Ltd., Class H	46,000	40,326
Sichuan Expressway Co., Ltd., Class H	34,000	12,086
Sinopec Shanghai Petrochemical Co., Ltd., Class H (d)	74,000	29,268
Sinopharm Group Co., Ltd., Class H	21,200	84,635
Skyworth Digital Holdings Ltd.	20,000	12,975
TCL Communication Technology Holdings Ltd.	6,000	4,397
Tencent Holdings Ltd.	15,800	309,769
Wasion Group Holdings Ltd.	20,000	20,491
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	29,800	56,739
Zhejiang Expressway Co., Ltd., Class H	68,000	81,249

		2,113,791

Colombia—0.2%
Corp. Financiera Colombiana S.A.	1,324	16,216

Hong Kong—1.3%
Cheung Kong Property Holdings Ltd.	2,868	18,682
China Metal Resources Utilization Ltd. (a)	20,000	7,229
Dah Sing Banking Group Ltd.	2,800	4,927
Global Brands Group Holding Ltd. (d)	62,000	11,741
Kerry Properties Ltd.	15,000	40,917
Mason Financial Holdings Ltd. (d)	60,000	2,954
Truly International Holdings Ltd.	58,000	13,860

		100,310

Hungary—1.2%
Magyar Telekom Telecommunications PLC (d)	11,568	16,184
MOL Hungarian Oil & Gas PLC	496	24,191
OTP Bank PLC	867	17,827
Richter Gedeon Nyrt	1,772	33,446

		91,648

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

India—0.9%
Axis Bank Ltd. GDR	812	$27,286
Reliance Industries Ltd. GDR (a)	286	8,751
Vedanta Ltd. ADR	1,761	9,791
WNS Holdings Ltd. ADR (d)	683	21,303

		67,131

Indonesia—1.5%
Bank Negara Indonesia Persero Tbk PT	41,000	14,679
Telekomunikasi Indonesia Persero Tbk PT	470,300	105,336

		120,015

Israel—0.1%

Mizrahi Tefahot Bank Ltd.	644	7,692

Korea (Republic of)—15.3%
BGF retail Co., Ltd.	460	66,595
CJ E&M Corp. (d)	533	36,382
Dongbu Insurance Co., Ltd.	715	42,779
Dongwon F&B Co., Ltd.	36	11,975
Halla Holdings Corp.	352	19,175
Hanil Cement Co., Ltd.	205	18,374
Hansae Co., Ltd.	266	11,905
Hanwha General Insurance Co., Ltd. (d)	1,123	7,449
Hyosung Corp.	879	86,936
Hyundai Marine & Fire Insurance Co., Ltd.	265	8,120
Hyundai Motor Co.	266	33,549
Hyundai Securities Co., Ltd.	3,840	20,942
Kia Motors Corp.	1,212	54,043
KISWIRE Ltd.	159	5,147
Korea Electric Power Corp.	2,514	106,511
Korea Petro Chemical Ind Co., Ltd.	542	78,225
LG Life Sciences Ltd. (d)	955	48,669
Lotte Chemical Corp.	32	6,530
Meritz Securities Co., Ltd.	5,355	17,970
Osstem Implant Co., Ltd. (d)	63	4,315
S&T Motiv Co., Ltd.	330	24,067
S-Oil Corp.	174	11,656
Samsung Electronics Co., Ltd.	204	217,583
Samsung Electronics Co., Ltd. GDR	230	121,943
Shinsegae Co., Ltd.	300	58,368
SK Innovation Co., Ltd. (d)	562	61,635
Ssangyong Cement Industrial Co., Ltd. (d)	304	4,219

		1,185,062

Malaysia—2.7%
Berjaya Auto Bhd.	45,640	22,748
Hong Leong Financial Group Bhd.	10,600	34,381
MISC Bhd.	5,800	12,609
Sunway Bhd.	13,800	9,900
Tenaga Nasional Bhd.	33,500	103,722
Top Glove Corp. Bhd.	6,600	20,858
YTL Power International Bhd.	13,400	4,610

		208,828

	Shares	Value*

Mexico—3.9%
America Movil S.A.B. de C.V., Ser. L	22,900	$16,078
El Puerto de Liverpool S.A.B. de C.V.	2,300	28,124
Gentera S.A.B. de C.V.	10,600	20,389
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR (d)	107	4,114
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	125	11,035
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	500	4,417
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	541	76,102
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	2,860	40,517
Grupo Lala S.A.B. de C.V.	10,800	24,991
Industrias Bachoco S.A.B. de C.V. ADR	1,319	64,934
Telesites S.A.B. de C.V. (d)	1,145	747
Vitro S.A.B. de C.V., Ser. A	5,000	15,646

		307,094

Norway—0.2%
BW LPG Ltd. (a)	1,612	13,214

Philippines—1.8%
Ayala Corp.	1,510	24,200
BDO Unibank, Inc.	1,880	4,179
DMCI Holdings, Inc.	90,500	26,463
Globe Telecom, Inc.	405	15,910
Metropolitan Bank & Trust Co.	9,010	15,369
SM Prime Holdings, Inc.	57,800	26,580
Universal Robina Corp.	6,520	25,728

		138,429

Poland—0.6%
AmRest Holdings SE (d)	92	4,408
Asseco Poland S.A.	1,683	24,220
Energa S.A.	1,333	4,291
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,627	12,565

		45,484

Russian Federation—2.0%
Magnitogorsk Iron & Steel Works OJSC GDR	1,468	4,899
Mobile TeleSystems PJSC ADR	8,000	49,440
PhosAgro OAO GDR	1,028	13,185
Severstal PAO GDR	5,695	47,581
Sistema JSFC GDR	1,995	11,745
United Co. RUSAL PLC	24,000	7,315
X5 Retail Group NV GDR (d)	1,089	20,636

		154,801

Singapore—0.8%
SMRT Corp. Ltd.	4,100	4,341
Wing Tai Holdings Ltd.	18,800	23,223
Yangzijiang Shipbuilding Holdings Ltd.	47,100	36,388

		63,952

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

South Africa—5.9%
Aeci Ltd.	1,239	$7,103
AVI Ltd.	7,619	38,069
Capitec Bank Holdings Ltd.	441	15,336
Famous Brands Ltd.	471	3,948
Investec Ltd.	8,504	60,074
JSE Ltd.	623	5,144
Lewis Group Ltd.	1,320	4,688
Liberty Holdings Ltd.	6,570	48,897
Mondi Ltd.	3,623	71,696
Naspers Ltd., Class N	337	46,063
Pick n Pay Holdings Ltd.	3,500	6,293
Sappi Ltd. (d)	7,484	31,445
Sasol Ltd.	1,646	44,438
SPAR Group Ltd.	3,278	39,003
Telkom S.A. SOC Ltd.	8,364	34,750

		456,947

Taiwan—13.9%
Advanced Semiconductor Engineering, Inc. ADR	5,284	29,960
AU Optronics Corp. ADR	2,173	6,323
Catcher Technology Co., Ltd.	9,000	75,028
China Motor Corp.	24,000	15,795
Compeq Manufacturing Co., Ltd.	87,000	58,131
Coretronic Corp.	5,000	4,131
CTBC Financial Holding Co., Ltd.	192,000	98,304
E.Sun Financial Holding Co., Ltd.	54,000	31,351
Far Eastern New Century Corp.	17,000	13,281
Hon Hai Precision Industry Co., Ltd.	64,100	156,872
Hon Hai Precision Industry Co., Ltd. GDR	1,699	8,616
Mega Financial Holding Co., Ltd.	62,000	39,972
Pegatron Corp.	32,000	69,599
Radiant Opto-Electronics Corp.	19,000	43,238
Silergy Corp.	2,000	20,474
Siliconware Precision Industries Co., Ltd. ADR	4,246	32,907
Taishin Financial Holding Co., Ltd.	41,000	14,166
Taiwan Business Bank (d)	30,000	7,449
Taiwan Semiconductor Manufacturing Co., Ltd.	58,000	250,226
TrueLight Corp.	27,000	71,588
United Microelectronics Corp.	88,000	32,158

		1,079,569

Thailand—1.5%

CP ALL PCL (c)	35,700	38,767
PTT Global Chemical PCL (c)	27,700	38,297
Siam Cement PCL	3,450	43,541

		120,605

	Shares	Value*

Turkey—3.1%
Cimsa Cimento Sanayi VE Ticaret AS	756	$3,963
Eregli Demir ve Celik Fabrikalari TAS	22,087	22,984
TAV Havalimanlari Holding AS	10,514	65,539
Tofas Turk Otomobil Fabrikasi AS	1,619	10,510
Tupras Turkiye Petrol Rafinerileri AS (d)	3,619	86,314
Turkiye Is Bankasi	17,008	26,763
Turkiye Vakiflar Bankasi Tao	21,436	28,093

		244,166

United Kingdom—0.1%
888 Holdings PLC	2,512	6,759

United States—0.1%
Net 1 UEPS Technologies, Inc. (d)	341	4,607

Total Common Stock (cost—$7,362,740)		6,921,236

PREFERRED STOCK—4.3%

Brazil—3.3%
Banco Bradesco S.A.	10,020	48,484
Braskem S.A., Class A	2,200	15,289
Centrais Eletricas Brasileiras S.A., Class B	9,000	23,639
Cia Paranaense de Energia	3,900	23,822
Itau Unibanco Holding S.A.	15,390	101,794
Itausa - Investimentos Itau S.A.	3,610	6,238
Petroleo Brasileiro S.A. (d)	23,100	38,665

		257,931

Colombia—0.6%
Banco Davivienda S.A.	6,715	46,113

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	34	31,429

Total Preferred Stock (cost—$487,058)		335,473

RIGHTS—0.0%

Brazil—0.0%

Banco Bradesco S.A., exercise price BRL 17.21, expires 2/5/16, (c)(d) (cost—$0)	328	172

Total Investments (cost-$7,849,798) (b)—93.4%		7,256,881

Other assets less liabilities (e)—6.6%		509,472

Net Assets—100.0%		$7,766,353

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $6,470,204, representing 83.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $77,236, representing 1.0% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: SGX Nifty 50 Index	35	$556	1/28/16	$(346)

(f)	At December 31, 2015, the Fund pledged $415,701 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.4%
Technology Hardware, Storage & Peripherals	6.7%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.2%
Transportation Infrastructure	4.6%
Internet Software & Services	4.2%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.6%
Chemicals	3.5%
Electric Utilities	3.5%
Food Products	3.3%
Diversified Telecommunication Services	2.8%
Real Estate Management & Development	2.4%
Wireless Telecommunication Services	2.3%
Food & Staples Retailing	2.2%
Automobiles	1.5%
Textiles, Apparel & Luxury Goods	1.5%
Metals & Mining	1.3%
Paper & Forest Products	1.3%
Capital Markets	1.3%
Media	1.2%
Multi-line Retail	1.1%
Health Care Providers & Services	1.1%
Pharmaceuticals	1.0%
Construction Materials	0.9%
Diversified Financial Services	0.9%
Auto Components	0.9%
Electrical Equipment	0.8%
Airlines	0.8%
Independent Power and Renewable Electricity Producers	0.8%
Household Durables	0.6%
Industrial Conglomerates	0.5%
Machinery	0.5%
Specialty Retail	0.3%
IT Services	0.3%
Health Care Equipment & Supplies	0.3%
Software	0.3%
Hotels, Restaurants & Leisure	0.3%
Consumer Finance	0.3%
Containers & Packaging	0.2%
Marine	0.2%
Diversified Consumer Services	0.1%
Multi-Utilities	0.1%
Road & Rail	0.1%
Construction & Engineering	0.1%
Other assets less liabilities	6.6%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.2%

Australia—0.9%
Abacus Property Group REIT	26,862	$62,291
Bank of Queensland Ltd.	34,332	346,329
Beach Energy Ltd.	76,665	27,274
CSR Ltd.	71,714	149,677
Dexus Property Group REIT	64,222	348,351
Downer EDI Ltd.	55,694	144,878
Event Hospitality and Entertainment Ltd.	16,584	198,359
Harvey Norman Holdings Ltd.	78,534	237,403
Macquarie Group Ltd.	5,329	318,796
Northern Star Resources Ltd.	27,480	55,881
Qantas Airways Ltd. (d)	37,433	110,954
Select Harvests Ltd.	3,664	22,562
Star Entertainment Group Ltd.	86,458	317,252
Stockland REIT	17,585	52,201
Tassal Group Ltd.	60,703	206,884
Vicinity Centres	38,209	77,514

		2,676,606

Austria—0.3%
Oesterreichische Post AG	4,212	153,764
OMV AG	11,559	328,105
Voestalpine AG	11,426	349,501

		831,370

Belgium—0.4%
Ageas	4,670	216,753
Delhaize Group S.A.	5,203	506,390
Groupe Bruxelles Lambert S.A.	4,404	376,838
Melexis NV	2,986	162,655
Tessenderlo Chemie NV (d)	4,799	143,335

		1,405,971

Bermuda—0.7%
Aspen Insurance Holdings Ltd.	12,497	603,605
DHT Holdings, Inc.	6,431	52,027
Endurance Specialty Holdings Ltd.	7,542	482,613
Everest Re Group Ltd.	2,364	432,825
Maiden Holdings Ltd.	25,705	383,261
Tanker Investments Ltd. (d)	4,231	51,862
Teekay Tankers Ltd., Class A	27,193	187,088

		2,193,281

Brazil—0.8%
Banco Bradesco S.A.	31,500	162,282
Banco do Brasil S.A.	69,700	258,141
BM&FBovespa S.A.	104,400	285,458
BRF - Brasil Foods S.A. ADR	26,942	372,338
Cia Energetica de Minas Gerais ADR	119,705	179,558
Cielo S.A.	45,520	384,515
Estacio Participacoes S.A.	21,500	75,299
Itau Unibanco Holding S.A.	11,990	74,285
JBS S.A.	157,600	489,084
MRV Engenharia e Participacoes S.A.	48,400	105,818
Porto Seguro S.A.	20,400	148,127

		2,534,905

	Shares	Value*

Canada—4.1%
Air Canada (d)	22,287	$164,451
Artis Real Estate Investment Trust REIT	11,503	106,409
Bankers Petroleum Ltd. (d)	24,731	18,231
BCE, Inc.	11,791	455,552
Canadian Natural Resources Ltd.	8,163	178,280
Canadian Tire Corp., Ltd., Class A	1,935	165,238
Canam Group, Inc.	3,543	35,566
Canfor Pulp Products, Inc.	11,752	114,913
Celestica, Inc. (d)	15,451	170,846
Chorus Aviation, Inc.	24,231	98,066
Cogeco Cable, Inc.	5,680	253,562
Concordia Healthcare Corp.	8,220	335,881
Element Financial Corp.	23,979	289,405
Entertainment One Ltd.	45,454	111,951
Genworth MI Canada, Inc.	3,533	67,918
George Weston Ltd.	3,672	283,792
Great-West Lifeco, Inc.	24,519	611,867
Intertape Polymer Group, Inc.	11,108	150,039
Lake Shore Gold Corp. (d)	124,500	100,773
Laurentian Bank of Canada	15,805	551,696
Linamar Corp.	14,222	768,093
Loblaw Cos., Ltd.	14,608	689,807
Magna International, Inc.	22,247	902,292
Manulife Financial Corp.	26,923	403,543
Martinrea International, Inc.	14,314	108,723
Metro, Inc.	18,900	529,151
National Bank of Canada	15,902	463,258
Power Corp. of Canada	13,189	275,847
Power Financial Corp.	13,947	320,629
Raging River Exploration, Inc. (d)	34,551	208,999
Royal Bank of Canada	27,875	1,493,771
Stantec, Inc.	7,949	197,160
Sun Life Financial, Inc.	18,218	568,119
Toronto-Dominion Bank	30,577	1,198,595
Transcontinental, Inc., Class A	30,298	377,931

		12,770,354

China—3.1%
Air China Ltd., Class H	344,000	270,240
Asia Cement China Holdings Corp.	92,000	21,506
Bank of China Ltd., Class H	1,052,000	466,786
Bank of Communications Co., Ltd., Class H	328,000	230,019
Belle International Holdings Ltd.	142,000	106,245
BYD Electronic International Co., Ltd. (d)	118,000	62,904
Changyou.com Ltd. ADR (d)	7,135	177,091
China Communications Services Corp. Ltd., Class H	186,000	69,815
China Construction Bank Corp., Class H	636,000	433,846

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

China High Speed Transmission Equipment Group Co., Ltd. (d)	170,000	$136,069
China Lilang Ltd.	146,000	107,780
China Lumena New Materials Corp. (b)(d)	62,000	1,200
China Merchants Bank Co., Ltd., Class H	159,500	373,772
China Mobile Ltd.	21,000	236,378
China Petroleum & Chemical Corp., Class H	1,090,000	655,970
China Power International Development Ltd.	1,067,000	615,572
China Railway Construction Corp., Ltd., Class H	185,500	228,783
China Railway Group Ltd., Class H	117,000	88,540
China Southern Airlines Co., Ltd., Class H	1,120,000	863,408
Chongqing Rural Commercial Bank Co., Ltd., Class H	338,000	203,443
CNOOC Ltd.	192,000	199,829
FIH Mobile Ltd.	100,000	38,058
Huadian Power International Corp., Ltd., Class H	774,000	501,828
Huaneng Power International, Inc., Class H	324,000	277,853
Ju Teng International Holdings Ltd.	106,000	50,277
KWG Property Holding Ltd.	165,500	121,788
Lee & Man Paper Manufacturing Ltd.	188,000	104,328
NetEase, Inc. ADR	825	149,523
New China Life Insurance Co., Ltd., Class H	21,400	89,703
People’s Insurance Co. Group of China Ltd., Class H	618,000	300,889
PetroChina Co., Ltd. ADR	3,899	255,735
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	26,700	57,549
Shenzhen Expressway Co., Ltd., Class H	168,000	147,278
Sino Biopharmaceutical Ltd.	174,000	156,871
Sino-Ocean Land Holdings Ltd.	49,500	31,562
Sinopec Shanghai Petrochemical Co., Ltd., Class H (d)	150,000	59,326
Sinopharm Group Co., Ltd., Class H	189,600	756,925
Skyworth Digital Holdings Ltd.	488,000	316,582
TCL Communication Technology Holdings Ltd.	192,000	140,715
Wasion Group Holdings Ltd.	380,000	389,329
Yuexiu Transport Infrastructure Ltd.	78,000	48,721
Zhejiang Expressway Co., Ltd., Class H	94,000	112,315
ZTE Corp., Class H	26,400	59,863

		9,716,214

Denmark—0.8%
AP Moeller - Maersk A/S, Class B	311	405,638
Bakkafrost P/F	24,186	712,534
Danske Bank A/S	9,975	267,652

	Shares	Value*

Dfds A/S	4,192	$162,717
Pandora A/S	1,251	157,731
Royal Unibrew A/S	13,856	563,130
TDC A/S	46,718	232,610

		2,502,012

Finland—0.5%
Atria Oyj	11,791	115,872
Cramo Oyj	2,702	55,773
Elisa Oyj	12,875	484,420
Metsa Board Oyj	9,444	70,058
Oriola-KD Oyj, Class B (d)	31,487	147,756
Stora Enso Oyj, Class R	33,047	298,815
UPM-Kymmene Oyj	26,125	485,019

		1,657,713

France—3.3%
APERAM S.A. (d)	1,125	39,999
Atos S.E.	4,385	368,132
AXA S.A.	21,887	598,031
BNP Paribas S.A.	5,115	289,393
Boiron S.A.	691	55,945
Cap Gemini S.A.	10,293	955,042
Cie Generale des Etablissements Michelin	3,939	374,924
Coface S.A. (c)	16,005	162,177
Ingenico Group (c)	2,966	374,371
Ipsen S.A.	2,565	169,951
Numericable-SFR SAS	7,734	280,961
Orange S.A.	48,292	807,718
Plastic Omnium S.A.	3,849	122,347
Renault S.A.	2,157	215,906
Rubis SCA	889	67,472
Saft Groupe S.A.	1,410	42,975
Sanofi	19,944	1,699,662
Technicolor S.A.	40,380	327,742
Teleperformance	8,979	755,021
Total S.A.	42,760	1,916,989
UBISOFT Entertainment (d)	5,443	157,527
Valeo S.A.	4,205	648,304

		10,430,589

Germany—3.9%
Aareal Bank AG (c)	11,718	368,981
Bayer AG	12,627	1,576,990
Bayerische Motoren Werke AG	10,091	1,063,102
Bechtle AG (c)	1,178	111,989
Daimler AG	23,292	1,946,139
Deutsche Lufthansa AG (d)	41,036	646,360
Dialog Semiconductor PLC (d)	8,204	273,756
Duerr AG	776	61,585
Freenet AG (c)	21,813	736,076
Fresenius SE & Co. KGaA	10,142	722,437
Hannover Rueck SE	11,525	1,316,034
Indus Holding AG	10,296	495,261
Infineon Technologies AG (c)	28,680	418,117
Merck KGaA	7,168	694,011

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,801	$558,063
Sixt SE	3,199	162,748
Software AG	4,638	132,191
Stada Arzneimittel AG	5,270	212,515
Talanx AG	17,840	548,661

		12,045,016

Greece—0.0%
Tsakos Energy Navigation Ltd.	3,853	30,516

Hong Kong—0.4%
BOC Hong Kong Holdings Ltd.	140,000	425,124
Cathay Pacific Airways Ltd.	35,000	60,223
Dah Sing Banking Group Ltd.	36,000	63,353
Dah Sing Financial Holdings Ltd.	28,400	141,345
EVA Precision Industrial Holdings Ltd.	446,000	78,934
Hang Lung Group Ltd.	86,000	278,337
Kerry Properties Ltd.	27,500	75,015
Orient Overseas International Ltd.	37,500	179,493

		1,301,824

India—0.3%
Infosys Ltd. ADR	10,284	172,257
Tata Motors Ltd. ADR (d)	15,448	455,253
WNS Holdings Ltd. ADR (d)	6,126	191,070

		818,580

Indonesia—0.6%
Adaro Energy Tbk PT	3,633,700	134,275
Bank Negara Indonesia Persero Tbk PT	2,028,700	726,310
Bumi Serpong Damai Tbk PT	1,039,100	134,029
Indofood Sukses Makmur Tbk PT	386,400	143,826
Telekomunikasi Indonesia Persero Tbk PT	1,819,800	407,594
United Tractors Tbk PT	166,000	202,124

		1,748,158

Ireland—1.1%
DCC PLC (c)	3,349	279,782
Kingspan Group PLC (c)	11,521	303,759
Medtronic PLC	21,875	1,682,625
Smurfit Kappa Group PLC	45,756	1,171,858

		3,438,024

Israel—0.3%
Frutarom Industries Ltd.	4,927	264,535
Teva Pharmaceutical Industries Ltd.	9,996	652,148

		916,683

Italy—0.7%
Brembo SpA	6,004	290,070
Enel SpA	208,807	875,591
Interpump Group SpA	9,810	152,077
Intesa Sanpaolo SpA	14,169	47,055
Iren SpA	103,203	166,544
Recordati SpA	19,158	499,848
Unipol Gruppo Finanziario SpA	51,007	262,359

		2,293,544

	Shares	Value*

Japan—8.0%
Aida Engineering Ltd.	3,200	$32,982
Bank of Yokohama Ltd.	53,000	324,869
Central Japan Railway Co.	4,900	869,916
Exedy Corp.	3,900	94,257
Fuji Heavy Industries Ltd.	52,000	2,142,206
FUJIFILM Holdings Corp.	11,200	467,404
Fujikura Ltd.	55,000	297,079
Fujitsu Ltd.	79,000	394,298
Haseko Corp.	37,100	410,191
Hitachi Capital Corp.	5,200	139,713
Hitachi Kokusai Electric, Inc.	7,000	95,160
Idemitsu Kosan Co., Ltd.	13,100	209,170
Iida Group Holdings Co., Ltd.	1,900	35,215
ITOCHU Corp.	84,600	1,000,686
Japan Airlines Co., Ltd.	11,000	393,722
Japan Aviation Electronics Industry Ltd.	24,000	344,270
JTEKT Corp.	2,900	47,467
KDDI Corp.	64,200	1,667,285
Kinden Corp.	14,200	181,065
Kyowa Exeo Corp.	11,000	112,933
Makino Milling Machine Co., Ltd.	13,000	97,816
Matsumotokiyoshi Holdings Co., Ltd.	4,300	219,423
Mitsubishi Chemical Holdings Corp.	101,700	645,258
Mitsubishi Electric Corp.	75,000	787,263
Mitsubishi Gas Chemical Co., Inc.	13,000	66,476
Mitsubishi Materials Corp.	126,000	396,855
Mitsubishi UFJ Financial Group, Inc.	387,600	2,400,891
Mitsuboshi Belting Co., Ltd.	4,000	31,887
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	54,326
Mizuho Financial Group, Inc.	523,600	1,047,200
Murata Manufacturing Co., Ltd.	5,300	762,570
NH Foods Ltd.	16,000	313,598
Nifco, Inc.	4,900	226,945
Nippon Telegraph & Telephone Corp.	24,000	955,155
Nissan Motor Co., Ltd.	86,700	907,813
Nomura Real Estate Holdings, Inc.	10,900	202,219
NTN Corp.	27,000	113,850
ORIX Corp.	56,200	788,400
OSG Corp.	10,300	194,722
Resona Holdings, Inc.	71,900	349,163
Sekisui House Ltd.	46,600	783,521
Sojitz Corp.	88,700	186,144
Sompo Japan Nipponkoa Holdings, Inc.	7,500	246,260
Sumitomo Forestry Co., Ltd.	15,200	205,095
Sumitomo Mitsui Financial Group, Inc.	18,000	679,339
Sumitomo Mitsui Trust Holdings, Inc.	150,000	568,100
Sumitomo Osaka Cement Co., Ltd.	39,000	143,032
Sumitomo Rubber Industries Ltd.	22,900	297,777
T-Gaia Corp.	1,900	21,619
Tamura Corp.	7,000	20,757

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Tokyo Seimitsu Co., Ltd.	9,500	$210,622
Towa Pharmaceutical Co., Ltd.	1,800	111,933
Toyota Motor Corp.	9,700	597,316
Tsubakimoto Chain Co.	23,000	177,098
West Japan Railway Co.	10,100	698,142
Yokohama Rubber Co., Ltd.	14,400	221,153
Zeon Corp.	7,000	56,322

		25,045,948

Korea (Republic of)—1.1%
Hyosung Corp.	1,601	158,344
Hyundai Development Co.	1,118	36,534
Hyundai Steel Co.	4,722	198,983
KB Insurance Co., Ltd.	4,822	119,578
Korea Electric Power Corp.	15,013	636,059
Korea Gas Corp.	7,272	226,901
Korea Petro Chemical Ind Co., Ltd.	639	92,225
LG Display Co., Ltd.	15,268	316,236
Lotte Chemical Corp.	500	102,024
Meritz Securities Co., Ltd.	35,631	119,568
Mirae Asset Securities Co., Ltd.	2,767	50,344
S&T Motiv Co., Ltd.	1,983	144,622
S-Oil Corp.	653	43,742
Samsung Electronics Co., Ltd. GDR (d)	1,478	785,557
SK Hynix, Inc.	7,813	201,833
SK Innovation Co., Ltd. (d)	637	69,860
SL Corp.	2,059	30,161
Tongyang Life Insurance Co., Ltd.	2,696	26,657

		3,359,228

Malaysia—0.4%
MISC Bhd.	103,000	223,925
Tenaga Nasional Bhd.	198,300	613,975
Westports Holdings Bhd.	160,400	153,475
YTL Power International Bhd.	442,200	152,143

		1,143,518

Mexico—0.3%
Gruma S.A.B. de C.V., Class B	29,632	416,906
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,041	91,899
Industrias Bachoco S.A.B. de C.V. ADR	7,455	367,010

		875,815

Netherlands—1.0%
Aegon NV	24,204	136,885
AerCap Holdings NV (d)	19,041	821,810
ASM International NV	13,964	547,439
BE Semiconductor Industries NV	5,294	106,389
BinckBank NV	20,652	177,986
Delta Lloyd NV	12,866	75,844
NN Group NV	7,790	274,854
Wolters Kluwer NV	27,006	906,956

		3,048,163

	Shares	Value*

New Zealand—0.3%
Air New Zealand Ltd.	286,680	$578,197
New Zealand Refining Co., Ltd.	75,481	193,595
Sky Network Television Ltd.	48,999	153,492

		925,284

Norway—1.1%
Borregaard ASA	10,154	56,504
DNB ASA	87,514	1,078,279
Kongsberg Automotive ASA (d)	357,789	250,805
Salmar ASA	11,520	201,046
Seadrill Ltd. (d)	9,808	33,871
SpareBank 1 SMN	83,968	477,777
Telenor ASA	22,141	369,059
Veidekke ASA	10,713	131,134
Yara International ASA	17,141	737,205

		3,335,680

Portugal—0.0%
Sonae SGPS S.A.	39,293	44,656

Russian Federation—0.1%
Magnitogorsk Iron & Steel Works OJSC GDR	8,022	26,753
PhosAgro OAO GDR	9,870	126,829
Sistema JSFC GDR	13,175	77,733
Surgutneftegas OAO ADR	14,707	67,064

		298,379

Singapore—0.6%
AIMS AMP Capital Industrial REIT	106,100	102,849
Avago Technologies Ltd.	3,293	477,979
DBS Group Holdings Ltd.	62,700	734,813
Ezion Holdings Ltd.	246,500	105,522
Fortune Real Estate Investment Trust REIT	91,100	91,099
Oversea-Chinese Banking Corp., Ltd.	14,400	89,027
Yangzijiang Shipbuilding Holdings Ltd.	239,100	184,724

		1,786,013

South Africa—0.5%
FirstRand Ltd.	201,647	551,092
Netcare Ltd.	88,785	194,455
Sibanye Gold Ltd. ADR	5,658	34,457
SPAR Group Ltd.	8,682	103,301
Super Group Ltd. (d)	48,656	119,367
Telkom S.A. SOC Ltd.	103,711	430,891

		1,433,563

Spain—0.2%
Iberdrola S.A.	33,400	236,772
Repsol S.A.	34,238	376,935

		613,707

Sweden—0.9%
Axfood AB	8,238	142,684
Bilia AB	7,795	176,346
BillerudKorsnas AB	4,383	81,114

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Boliden AB	21,109	$353,664
Holmen AB, Class B	10,595	327,251
Klovern AB, Class B	31,821	35,811
Loomis AB, Class B	3,998	124,718
NCC AB, Class B (c)	6,079	188,589
Nordea Bank AB	13,192	144,739
Peab AB	4,658	35,668
Skandinaviska Enskilda Banken AB, Class A	42,675	448,792
Swedbank AB, Class A	31,240	688,016

		2,747,392

Switzerland—1.1%
Baloise Holding AG	2,961	375,272
Georg Fischer AG	756	513,250
Novartis AG	13,619	1,171,496
Swiss Life Holding AG (d)	2,329	627,316
Swiss Re AG	6,372	622,330

		3,309,664

Taiwan—1.0%
Advanced Semiconductor Engineering, Inc.	366,000	420,432
Fubon Financial Holding Co., Ltd.	418,000	568,575
Hon Hai Precision Industry Co., Ltd.	99,760	244,142
Innolux Corp.	409,000	122,933
Micro-Star International Co., Ltd.	136,000	193,261
Siliconware Precision Industries Co., Ltd.	106,000	167,393
Taishin Financial Holding Co., Ltd.	478,933	165,477
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	1,126,017

		3,008,230

Thailand—0.4%
Airports of Thailand PCL (b)	38,500	368,085
IRPC PCL (b)	693,300	82,218
PTT Global Chemical PCL (b)	157,600	217,891
PTT PCL (b)	46,300	311,797
Siam Cement PCL	35,300	445,515

		1,425,506

Turkey—0.6%
Dogus Otomotiv Servis ve Ticaret AS	19,988	75,512
Eregli Demir ve Celik Fabrikalari TAS	220,987	229,963
TAV Havalimanlari Holding AS	10,940	68,194
Tekfen Holding AS	121,806	168,481
Tofas Turk Otomobil Fabrikasi AS	18,875	122,536
Tupras Turkiye Petrol Rafinerileri AS (d)	7,645	182,335
Turk Hava Yollari AO (d)	128,772	325,716
Turkiye Halk Bankasi AS	51,630	183,505
Turkiye Is Bankasi	238,627	375,494
Turkiye Sise ve Cam Fabrikalari AS	93,789	102,505
Turkiye Vakiflar Bankasi Tao	133,193	174,554

		2,008,795

United Kingdom—6.6%
3i Group PLC	42,853	303,562
Ashtead Group PLC	21,326	350,980

	Shares	Value*

Barratt Developments PLC	94,760	$873,186
Bellway PLC	22,788	952,844
Berkeley Group Holdings PLC	15,266	829,913
Bovis Homes Group PLC	27,082	405,050
Britvic PLC	19,930	213,534
BT Group PLC	147,342	1,023,080
Carnival PLC	5,393	307,218
Direct Line Insurance Group PLC	35,896	215,164
DS Smith PLC	26,132	152,861
e2v technologies PLC	33,795	111,972
easyJet PLC	21,893	561,489
Galliford Try PLC	43,601	979,700
Greggs PLC	11,371	220,447
Halma PLC	22,215	282,879
Imperial Tobacco Group PLC	15,916	840,645
International Consolidated Airlines Group S.A.	73,791	663,459
ITV PLC	136,771	556,842
JD Sports Fashion PLC	17,078	262,040
Keller Group PLC	16,311	199,762
Laird PLC	38,271	200,020
Legal & General Group PLC	95,514	376,889
Lookers PLC	67,664	184,361
Man Group PLC	55,207	142,020
Micro Focus International PLC	3,868	90,836
Mondi PLC	28,938	567,206
Moneysupermarket.com Group PLC	40,991	221,744
National Express Group PLC	52,518	257,661
Noble Corp. PLC	19,560	206,358
Northgate PLC	24,179	140,038
Old Mutual PLC	97,731	257,097
Paragon Group of Cos. PLC	24,083	125,200
Persimmon PLC (d)	27,587	823,012
Pets at Home Group PLC	46,937	190,798
Redrow PLC	33,824	234,345
Royal Dutch Shell PLC, Class A	19,219	438,329
Royal Dutch Shell PLC, Class B	88,936	2,026,933
Royal Mail PLC	51,393	336,618
RPC Group PLC	28,620	350,878
Shire PLC	11,354	778,968
Stolt-Nielsen Ltd.	9,026	107,374
Taylor Wimpey PLC	319,625	955,474
Trinity Mirror PLC	32,026	78,921
UDG Healthcare PLC	26,507	233,698
WH Smith PLC	23,775	617,767
Whitbread PLC	3,990	258,618

		20,507,790

United States—50.8%
A Schulman, Inc. (c)	9,615	294,604
AbbVie, Inc.	26,507	1,570,275
ABM Industries, Inc.	7,077	201,482
Acadia Healthcare Co., Inc. (d)	4,218	263,456
Activision Blizzard, Inc.	43,895	1,699,175
Adeptus Health, Inc., Class A (d)	2,368	129,103
Aetna, Inc.	19,894	2,150,939

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

AG Mortgage Investment Trust, Inc. REIT	12,127	$155,711
Air Lease Corp.	8,951	299,679
Aircastle Ltd.	13,871	289,765
Akorn, Inc. (d)	10,337	385,673
Alaska Air Group, Inc.	17,991	1,448,455
Alcoa, Inc.	43,733	431,645
Allergan PLC (d)	4,847	1,514,688
ALLETE, Inc.	2,916	148,220
Allstate Corp.	14,280	886,645
Ally Financial, Inc. (d)	33,969	633,182
Alphabet, Inc., Class A (d)	948	737,553
Alphabet, Inc., Class C (d)	868	658,708
Altria Group, Inc.	38,966	2,268,211
Amdocs Ltd.	14,278	779,150
Ameren Corp.	19,418	839,440
American Capital Agency Corp. REIT	4,503	78,082
American Eagle Outfitters, Inc.	18,337	284,224
American Electric Power Co., Inc.	24,756	1,442,532
American Equity Investment Life Holding Co.	9,629	231,385
American Financial Group, Inc.	18,152	1,308,396
Ameriprise Financial, Inc.	1,965	209,115
AmerisourceBergen Corp.	10,022	1,039,382
Amgen, Inc.	18,421	2,990,281
Amsurg Corp. (d)	5,270	400,520
Amtrust Financial Services, Inc.	11,311	696,531
Analog Devices, Inc.	9,980	552,094
Annaly Capital Management, Inc. REIT	11,887	111,500
Anthem, Inc.	17,164	2,393,348
Anworth Mortgage Asset Corp. REIT	18,408	80,075
AO Smith Corp.	3,887	297,783
Apollo Commercial Real Estate Finance, Inc. REIT	6,067	104,534
Apollo Investment Corp.	19,917	103,967
Apollo Residential Mortgage, Inc. REIT	7,869	94,035
Apple, Inc.	64,518	6,791,165
Archer-Daniels-Midland Co.	12,522	459,307
Arlington Asset Investment Corp., Class A	3,845	50,869
Arrow Electronics, Inc. (d)	2,857	154,792
AT&T, Inc.	100,727	3,466,016
Atlas Air Worldwide Holdings, Inc. (d)	3,671	151,759
Atmos Energy Corp.	9,188	579,212
Atwood Oceanics, Inc.	10,757	110,044
AutoNation, Inc. (d)	5,269	314,349
Avery Dennison Corp.	2,100	131,586
Avista Corp.	10,134	358,440
Avnet, Inc.	6,180	264,751
Bank of America Corp.	48,788	821,102
Becton Dickinson and Co.	3,720	573,215
Benchmark Electronics, Inc. (d)	5,618	116,124
Booz Allen Hamilton Holding Corp.	10,841	334,445
Brocade Communications Systems, Inc.	81,947	752,273
Caleres, Inc.	4,742	127,180
Capital One Financial Corp.	6,787	489,886
Cardinal Health, Inc.	5,099	455,188
Cardtronics, Inc. (d)	17,502	588,942

	Shares	Value*

CareTrust REIT, Inc. REIT	11,167	$122,279
Carlisle Cos., Inc.	3,485	309,085
Carter’s, Inc.	3,359	299,052
Casey’s General Stores, Inc.	2,591	312,086
CDW Corp.	13,702	576,032
Celadon Group, Inc.	8,290	81,988
Celanese Corp., Ser. A	6,741	453,872
Centene Corp. (d)	8,249	542,867
CF Industries Holdings, Inc.	13,012	531,020
Charles River Laboratories International, Inc. (d)	944	75,888
Chemed Corp.	2,625	393,225
Chevron Corp.	10,626	955,915
Chimera Investment Corp. REIT	12,354	168,509
Cigna Corp.	14,761	2,159,977
Cirrus Logic, Inc. (d)	6,813	201,188
Cisco Systems, Inc.	78,244	2,124,716
Citigroup, Inc.	45,164	2,337,237
CNA Financial Corp.	5,355	188,228
Columbus McKinnon Corp.	5,341	100,945
Comcast Corp., Class A	37,354	2,107,886
Commercial Metals Co.	6,222	85,179
Community Health Systems, Inc. (d)	3,930	104,263
Conn’s, Inc. (d)	6,518	152,977
Consolidated Edison, Inc.	15,519	997,406
Constellation Brands, Inc., Class A	2,686	382,594
Convergys Corp.	25,842	643,207
Cracker Barrel Old Country Store, Inc.	2,442	309,719
Crane Co.	2,404	115,007
CVS Health Corp.	24,879	2,432,420
Darden Restaurants, Inc.	5,747	365,739
Delek U.S. Holdings, Inc.	1,879	46,223
Deluxe Corp.	8,480	462,499
Dillard’s, Inc., Class A	4,608	302,792
DineEquity, Inc.	1,903	161,127
Dow Chemical Co.	17,826	917,683
Dr. Pepper Snapple Group, Inc.	8,886	828,175
Duke Energy Corp.	7,863	561,340
E*TRADE Financial Corp. (d)	14,943	442,911
Eastman Chemical Co.	9,987	674,222
Edison International	4,187	247,912
Electronic Arts, Inc. (d)	4,509	309,858
EMC Corp.	28,649	735,706
Euronet Worldwide, Inc. (d)	2,845	206,063
EverBank Financial Corp.	12,284	196,298
Exelon Corp.	33,425	928,212
Express, Inc. (d)	4,362	75,375
Exxon Mobil Corp.	4,361	339,940
Fidelity National Information Services, Inc.	5,109	309,605
First American Financial Corp.	7,803	280,128
First Merchants Corp.	8,595	218,485
FirstEnergy Corp.	24,160	766,597
Foot Locker, Inc.	20,828	1,355,695
Four Corners Property Trust, Inc. (d)	1,458	35,225
G-III Apparel Group Ltd. (d)	4,151	183,723
GameStop Corp., Class A	5,864	164,427
GATX Corp.	15,365	653,781

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

General Motors Co.	23,273	$791,515
Gilead Sciences, Inc.	17,628	1,783,777
Global Payments, Inc.	11,578	746,897
Goodyear Tire & Rubber Co.	8,485	277,205
Great Plains Energy, Inc.	12,974	354,320
Greenbrier Cos., Inc.	2,794	91,140
Group 1 Automotive, Inc.	2,470	186,979
Hanesbrands, Inc.	22,452	660,762
Hanover Insurance Group, Inc.	5,135	417,681
Hatteras Financial Corp. REIT	14,100	185,415
Health Net, Inc. (d)	6,405	438,486
HealthSouth Corp.	8,535	297,103
HollyFrontier Corp.	1,786	71,244
Home BancShares, Inc.	880	35,658
Home Depot, Inc.	14,803	1,957,697
HP, Inc.	51,333	607,783
Huntington Bancshares, Inc.	57,997	641,447
IAC/InterActiveCorp	4,534	272,267
IDT Corp., Class B	3,942	45,964
II-VI, Inc. (d)	8,119	150,689
Innospec, Inc.	2,215	120,297
Insperity, Inc.	3,361	161,832
Intel Corp.	22,085	760,828
j2 Global, Inc.	4,173	343,521
Jabil Circuit, Inc.	24,152	562,500
Jack in the Box, Inc.	4,071	312,286
JetBlue Airways Corp. (d)	11,820	267,723
Johnson & Johnson	34,375	3,531,000
Jones Lang LaSalle, Inc.	2,193	350,573
JPMorgan Chase & Co.	14,085	930,033
KeyCorp	21,541	284,126
Kindred Healthcare, Inc.	12,155	144,766
Knoll, Inc.	3,169	59,577
Kohl’s Corp.	12,978	618,142
Kraton Performance Polymers, Inc. (d)	5,617	93,298
Kroger Co.	71,959	3,010,045
Laboratory Corp. of America Holdings (d)	4,670	577,399
Ladder Capital Corp. REIT	3,456	42,924
Lam Research Corp.	19,190	1,524,070
Lannett Co., Inc. (d)	2,460	98,695
LaSalle Hotel Properties REIT	9,955	250,468
Lear Corp.	7,612	934,982
LifePoint Hospitals, Inc. (d)	3,698	271,433
Lincoln National Corp.	20,787	1,044,755
LyondellBasell Industries NV, Class A	9,701	843,017
Macy’s, Inc.	10,501	367,325
MainSource Financial Group, Inc.	6,114	139,888
Marathon Petroleum Corp.	16,065	832,810
Marriott Vacations Worldwide Corp.	3,548	202,059
Matson, Inc.	3,849	164,083
McKesson Corp.	5,931	1,169,771
MEDNAX, Inc. (d)	4,353	311,936
Mentor Graphics Corp.	14,294	263,295
Mercer International, Inc.	10,932	98,935
MetLife, Inc.	12,630	608,892
MFA Financial, Inc. REIT	29,058	191,783

	Shares	Value*

Micron Technology, Inc. (d)	37,698	$533,804
Microsoft Corp.	24,690	1,369,801
MKS Instruments, Inc.	5,665	203,940
Mohawk Industries, Inc. (d)	4,038	764,757
Morgan Stanley	26,022	827,760
Mosaic Co.	7,516	207,366
Mylan NV (d)	36,670	1,982,747
Natus Medical, Inc. (d)	10,950	526,148
Navigators Group, Inc. (d)	1,741	149,360
New Residential Investment Corp. REIT	23,003	279,716
Newport Corp. (d)	7,151	113,486
Nexstar Broadcasting Group, Inc., Class A	3,613	212,083
Northrop Grumman Corp.	5,638	1,064,511
Omnicell, Inc. (d)	5,554	172,618
On Assignment, Inc. (d)	1,416	63,649
ON Semiconductor Corp. (d)	78,684	771,103
Party City Holdco, Inc. (d)	13,011	167,972
PBF Energy, Inc., Class A	4,004	147,387
Penske Automotive Group, Inc.	7,100	300,614
PG&E Corp.	38,739	2,060,527
Pinnacle Foods, Inc.	8,959	380,399
PPL Corp.	9,498	324,167
PrivateBancorp, Inc.	6,719	275,613
Prudential Financial, Inc.	6,187	503,684
Public Service Enterprise Group, Inc.	44,308	1,714,277
QLogic Corp. (d)	16,457	200,775
Quintiles Transnational Holdings, Inc. (d)	7,405	508,427
Reinsurance Group of America, Inc.	3,807	325,689
Reynolds American, Inc.	46,220	2,133,053
RLJ Lodging Trust REIT	11,694	252,941
Robert Half International, Inc.	1,834	86,455
Rowan Cos. PLC, Class A	2,036	34,510
Royal Caribbean Cruises Ltd.	11,143	1,127,783
Ryder System, Inc. (c)	3,491	198,394
Sanmina Corp. (d)	19,961	410,797
Santander Consumer USA Holdings, Inc.	11,296	179,042
SCANA Corp.	4,665	282,186
Sherwin-Williams Co.	2,884	748,686
Signature Bank (d)	2,852	437,411
Skyworks Solutions, Inc.	10,873	835,373
Snap-on, Inc.	2,384	408,689
Southwest Airlines Co.	9,019	388,358
SpartanNash Co.	3,175	68,707
Spirit AeroSystems Holdings, Inc., Class A (d)	10,998	550,670
SS&C Technologies Holdings, Inc.	2,243	153,130
Stanley Black & Decker, Inc.	3,640	388,497
SunTrust Banks, Inc.	10,260	439,538
SUPERVALU, Inc. (d)	37,522	254,399
Talen Energy Corp. (d)	1,133	7,059
Target Corp.	3,776	274,175
Teleflex, Inc.	1,354	177,983
Tessera Technologies, Inc.	5,994	179,880
Thermo Fisher Scientific, Inc.	4,603	652,936
Time Warner, Inc.	9,148	591,601
Travelers Cos., Inc.	11,931	1,346,533

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Trinity Industries, Inc.	17,617	$423,160
Triumph Group, Inc.	4,712	187,302
Tyson Foods, Inc., Class A	42,635	2,273,725
United Continental Holdings, Inc. (d)	3,342	191,497
UnitedHealth Group, Inc.	12,825	1,508,733
USANA Health Sciences, Inc. (d)	1,330	169,908
Vail Resorts, Inc.	2,574	329,446
Valero Energy Corp.	18,756	1,326,237
Verizon Communications, Inc.	77,573	3,588,193
Voya Financial, Inc.	18,259	673,940
Walgreens Boots Alliance, Inc.	3,976	338,576
Walt Disney Co.	19,043	2,001,038
Waste Management, Inc.	7,253	387,093
Wells Fargo & Co.	53,575	2,912,337
West Corp.	9,971	215,074
Westar Energy, Inc.	15,792	669,739
Western Alliance Bancorp (d)	4,535	162,625
Western Refining, Inc.	3,615	128,766
Western Union Co.	24,743	443,147
Westlake Chemical Corp.	2,555	138,788
Whirlpool Corp.	2,069	303,874
Wintrust Financial Corp.	7,168	347,791
WSFS Financial Corp.	5,230	169,243
Xcel Energy, Inc.	20,559	738,274

		158,221,464

Total Common Stock (cost—$300,297,662)		302,450,155

PREFERRED STOCK—0.3%

Brazil—0.2%
Banco Bradesco S.A.	17,220	83,322
Braskem S.A., Class A	12,600	87,562
Cia Paranaense de Energia	26,100	159,422
Itau Unibanco Holding S.A.	46,985	310,774

		641,080

Korea (Republic of)—0.1%
Hyundai Motor Co.	3,205	280,239

Total Preferred Stock (cost—$1,090,383)		921,319

	Shares	Value*

RIGHTS (d)—0.0%

Brazil—0.0%
Banco Bradesco S.A., Ser. 1, exercise price BRL 17.21, expires 2/5/16, (b)	564	$295
Banco Bradesco S.A., Ser. 2, exercise price BRL 19.20, expires 2/3/16, (b)	1,031	339

		634

Spain—0.0%
Repsol S.A., expires 1/13/16,	34,238	17,078

Total Rights (cost—$17,344)		17,712

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $5,727,019; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $5,846,400 including accrued interest (cost—$5,727,000)	$5,727	5,727,000

Total Investments (cost—$307,132,389) (a)—99.3%		309,116,186

Other assets less liabilities (e)—0.7%		2,198,301

Net Assets—100.0%		$311,314,487

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $121,765,539, representing 39.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $981,825, representing 0.3% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	35	$3,562	3/18/16	$9,578
Euro STOXX 600 Index	74	1,470	3/18/16	41,321
Mini MSCI Emerging Markets Index	15	591	3/18/16	357
TOPIX Index	6	773	3/10/16	(2,672)

				$48,584

(f)	At December 31, 2015, the Fund pledged $1,254,934 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.2%
Insurance	6.2%
Health Care Providers & Services	5.4%
Pharmaceuticals	5.0%
Diversified Telecommunication Services	4.0%
Oil, Gas & Consumable Fuels	3.9%
Technology Hardware, Storage & Peripherals	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Food & Staples Retailing	2.9%
Electric Utilities	2.9%
Automobiles	2.7%
Household Durables	2.6%
Chemicals	2.5%
Media	2.5%
Airlines	2.3%
Specialty Retail	2.1%
IT Services	2.1%
Multi-Utilities	2.1%
Food Products	2.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	1.9%
Auto Components	1.8%
Tobacco	1.7%
Software	1.4%
Diversified Financial Services	1.2%
Hotels, Restaurants & Leisure	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.1%
Communications Equipment	1.0%
Health Care Equipment & Supplies	0.9%
Real Estate Investment Trust	0.9%
Capital Markets	0.9%
Wireless Telecommunication Services	0.9%
Road & Rail	0.8%
Internet Software & Services	0.8%
Construction & Engineering	0.8%
Metals & Mining	0.7%
Paper & Forest Products	0.7%
Containers & Packaging	0.7%
Beverages	0.6%
Commercial Services & Supplies	0.6%
Multi-line Retail	0.6%
Aerospace & Defense	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Consumer Finance	0.5%
Independent Power and Renewable Electricity Producers	0.4%
Professional Services	0.4%
Electrical Equipment	0.4%
Marine	0.4%
Life Sciences Tools & Services	0.4%
Real Estate Management & Development	0.4%
Industrial Conglomerates	0.4%

Transportation Infrastructure	0.3%
Thrifts & Mortgage Finance	0.3%
Gas Utilities	0.3%
Construction Materials	0.2%
Air Freight & Logistics	0.2%
Building Products	0.2%
Energy Equipment & Services	0.2%
Health Care Technology	0.1%
Personal Products	0.1%
Distributors	0.0%
Diversified Consumer Services	0.0%
Independent Power Producers & Energy Traders	0.0%
Repurchase Agreements	1.8%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.7%

Australia—6.4%
Aurizon Holdings Ltd.	70,758	$224,628
Australian Pharmaceutical Industries Ltd.	47,799	66,961
Bank of Queensland Ltd.	25,375	255,974
Bendigo and Adelaide Bank Ltd.	31,198	269,858
Caltex Australia Ltd.	10,902	297,992
CIMIC Group Ltd.	13,532	237,375
CSR Ltd.	52,394	109,354
Dexus Property Group REIT	34,557	187,443
Genworth Mortgage Insurance Australia Ltd.	35,144	70,045
Harvey Norman Holdings Ltd.	82,424	249,162
LendLease Group UNIT	12,466	128,618
Macquarie Group Ltd.	5,234	313,113
OZ Minerals Ltd.	20,995	61,379
Qantas Airways Ltd. (d)	84,453	250,325
Select Harvests Ltd.	7,787	47,951
Spotless Group Holdings Ltd.	78,983	61,887
Star Entertainment Group Ltd.	33,517	122,989
Telstra Corp. Ltd.	115,479	469,271
Treasury Wine Estates Ltd.	44,949	269,880
Vicinity Centres	76,127	154,437
Westpac Banking Corp.	25,603	620,611

		4,469,253

Austria—0.9%
Austria Technologie & Systemtechnik AG	3,468	54,736
OMV AG	8,895	252,487
Porr AG	4,388	132,490
Voestalpine AG	7,354	224,946

		664,659

Belgium—1.4%
AGFA-Gevaert NV (d)	15,044	85,669
bpost S.A. (c)	3,842	94,273
Delhaize Group S.A.	4,782	465,415
Ontex Group NV (c)	2,978	105,883
Warehouses De Pauw CVA REIT	2,890	255,151

		1,006,391

China—0.0%
Huabao International Holdings Ltd.	66,000	23,938

Denmark—1.6%
AP Moeller - Maersk A/S, Class B	179	233,470
Bakkafrost P/F	3,701	109,034
Danske Bank A/S	13,951	374,337
Schouw & Co.	1,065	59,774
Spar Nord Bank A/S	11,431	101,001
TDC A/S	43,379	215,986

		1,093,602

	Shares	Value*

Finland—0.7%
Metsa Board Oyj	9,409	$69,799
UPM-Kymmene Oyj	21,760	403,981

		473,780

France—10.2%
Alten S.A.	2,199	127,254
Altran Technologies S.A.	9,843	131,827
APERAM S.A. (d)	3,228	114,771
Atos S.E.	4,538	380,976
BNP Paribas S.A.	10,716	606,283
Boiron S.A.	703	56,917
Bouygues S.A.	6,690	265,263
Cap Gemini S.A.	3,351	310,925
Cegid Group S.A.	2,513	142,324
Cie Generale des Etablissements Michelin	3,249	309,248
Coface S.A. (c)	12,091	122,517
Electricite de France S.A.	13,681	201,487
Elior Participations SCA (a)	2,887	60,484
Engie S.A.	20,094	355,929
FFP	792	58,437
IPSOS	5,917	136,279
Lagardere SCA	8,195	244,550
Natixis S.A.	40,527	229,265
Numericable-SFR SAS	5,324	193,410
Orange S.A.	35,810	598,948
Rallye S.A.	6,058	94,133
Renault S.A.	3,368	337,122
Sanofi	8,828	752,337
Teleperformance	1,431	120,329
Total S.A.	13,303	596,392
UBISOFT Entertainment (d)	6,600	191,011
Valeo S.A.	2,342	361,077

		7,099,495

Germany—7.5%
Bayer AG	5,769	720,492
Daimler AG	7,229	604,012
Deutsche Bank AG	14,714	357,324
Deutsche Telekom AG	38,596	693,209
Duerr AG	952	75,553
Fresenius SE & Co. KGaA	5,366	382,232
Hannover Rueck SE	3,785	432,207
K&S AG	13,981	356,391
Merck KGaA	4,846	469,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,959	589,542
ProSiebenSat.1 Media AG	5,494	277,180
TUI AG	5,977	107,971
Wacker Neuson SE	8,875	136,739

		5,202,046

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Greece—0.4%
Hellenic Petroleum S.A. (d)	19,507	$85,316
Mytilineos Holdings S.A. (d)	21,387	85,077
Tsakos Energy Navigation Ltd.	13,522	107,094

		277,487

Hong Kong—2.5%
BOC Hong Kong Holdings Ltd.	61,500	186,751
Cathay Pacific Airways Ltd.	128,000	220,244
CK Hutchison Holdings Ltd.	39,920	535,575
Global Brands Group Holding Ltd. (d)	238,000	45,070
Kerry Properties Ltd.	43,000	117,295
New World Development Co., Ltd.	55,000	54,077
Noble Group Ltd.	298,900	83,547
Orient Overseas International Ltd.	23,000	110,089
Shun Tak Holdings Ltd.	286,000	107,370
WH Group Ltd. (a)(d)	484,000	268,758

		1,728,776

Ireland—0.9%
CRH PLC	12,624	364,063
Smurfit Kappa Group PLC	4,367	111,843
Total Produce PLC	80,690	128,904

		604,810

Israel—1.5%
Bank Hapoalim BM	47,298	244,152
Israel Corp. Ltd.	942	170,797
Teva Pharmaceutical Industries Ltd.	9,499	619,723

		1,034,672

Italy—2.2%
Cementir Holding SpA	21,817	138,779
Enel SpA	118,727	497,858
Intesa Sanpaolo SpA	135,038	448,461
Snam SpA	81,378	424,707

		1,509,805

Japan—23.1%
Alfresa Holdings Corp.	12,600	248,854
Alpine Electronics, Inc.	9,200	142,993
Alps Electric Co., Ltd.	13,400	363,382
Aoyama Trading Co., Ltd.	2,700	104,020
Aozora Bank Ltd.	76,000	265,226
Brother Industries Ltd.	19,700	226,309
Coca-Cola East Japan Co., Ltd.	2,900	46,701
Dai-ichi Life Insurance Co., Ltd.	18,100	301,142
Daiichi Sankyo Co., Ltd.	14,700	303,404
DCM Holdings Co., Ltd.	6,600	47,868
Dentsu, Inc.	5,000	273,561
Duskin Co., Ltd.	2,900	52,763
FamilyMart Co., Ltd.	5,300	246,635
FUJIFILM Holdings Corp.	8,300	346,380
Fujikura Ltd.	25,000	135,036
Heiwa Corp.	5,600	104,787
Hitachi Ltd.	64,000	362,648
Hokuriku Electric Power Co.	7,400	109,360
Honda Motor Co., Ltd.	15,500	495,403

	Shares	Value*

Ibiden Co., Ltd.	15,600	$223,648
Idemitsu Kosan Co., Ltd.	14,900	237,911
ITOCHU Corp.	24,900	294,528
J Front Retailing Co., Ltd.	14,600	212,249
J Trust Co., Ltd.	4,100	32,865
Japan Airlines Co., Ltd.	6,600	236,233
Kato Sangyo Co., Ltd.	2,400	55,526
Kawasaki Kisen Kaisha Ltd.	23,000	49,238
KDDI Corp.	24,000	623,284
Kiyo Bank Ltd.	2,900	41,842
Kokuyo Co., Ltd.	5,300	57,306
Kurabo Industries Ltd.	32,000	54,547
Marubeni Corp.	45,800	235,462
Marudai Food Co., Ltd.	31,000	119,466
Medipal Holdings Corp.	13,400	228,389
Megmilk Snow Brand Co., Ltd.	2,900	74,572
Mitsuba Corp.	7,600	117,496
Mitsubishi Chemical Holdings Corp.	63,200	400,986
Mitsubishi Gas Chemical Co., Inc.	43,000	219,881
Mitsubishi Materials Corp.	58,000	182,680
Mitsubishi UFJ Financial Group, Inc.	127,500	789,767
Mitsui & Co., Ltd.	26,200	311,309
Mitsui OSK Lines Ltd.	93,000	234,572
Mixi, Inc.	6,700	250,603
Nagase & Co., Ltd.	8,400	105,890
Nanto Bank Ltd.	73,000	228,658
NH Foods Ltd.	6,000	117,599
Nippon Densetsu Kogyo Co., Ltd.	2,300	50,116
Nippon Flour Mills Co., Ltd.	19,000	136,308
Nippon Steel & Sumitomo Metal Corp.	15,400	304,648
Nissan Motor Co., Ltd.	42,100	440,818
Nisshin Oillio Group Ltd.	31,000	126,283
Oki Electric Industry Co., Ltd.	37,000	46,317
ORIX Corp.	21,300	298,806
Otsuka Holdings Co., Ltd.	13,700	486,746
Ricoh Co., Ltd.	22,800	234,767
Seino Holdings Co., Ltd.	10,700	111,326
Shindengen Electric Manufacturing Co., Ltd.	15,000	59,519
Shizuoka Gas Co., Ltd.	17,700	112,590
Sojitz Corp.	54,800	115,002
Sompo Japan Nipponkoa Holdings, Inc.	8,300	272,528
Sumitomo Corp.	25,600	261,000
Sumitomo Electric Industries Ltd.	19,500	275,356
Sumitomo Mitsui Financial Group, Inc.	16,400	618,953
Teijin Ltd.	67,000	228,327
Toho Bank Ltd.	64,000	228,648
Toshiba TEC Corp.	15,000	53,549
Toyota Motor Corp.	16,000	985,263
Warabeya Nichiyo Co., Ltd.	6,100	115,640
West Japan Railway Co.	4,100	283,404
Yokohama Reito Co., Ltd.	14,500	126,951
Yokohama Rubber Co., Ltd.	10,300	158,185

		16,044,029

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Netherlands—2.0%
AerCap Holdings NV (d)	5,354	$231,079
BE Semiconductor Industries NV	1,973	39,650
Boskalis Westminster NV	5,617	229,129
Heineken Holding NV	5,214	401,409
NN Group NV	6,638	234,208
Wolters Kluwer NV	8,150	273,705

		1,409,180

New Zealand—1.3%
Air New Zealand Ltd.	60,881	122,789
Ebos Group Ltd.	25,471	239,219
Infratil Ltd.	57,045	127,509
New Zealand Refining Co., Ltd.	51,928	133,186
Nuplex Industries Ltd.	83,997	272,599

		895,302

Norway—2.3%
Austevoll Seafood ASA	19,691	119,613
Avance Gas Holding Ltd. (a)	8,713	111,609
Borregaard ASA	4,404	24,507
DNB ASA	27,665	340,867
Leroy Seafood Group ASA	1,203	44,717
Marine Harvest ASA (d)	14,529	195,485
Seadrill Ltd. (d)	37,362	129,026
Sparebank 1 Nord Norge	55,975	232,079
SpareBank 1 SMN	5,421	30,845
Yara International ASA	8,769	377,139

		1,605,887

Portugal—0.5%
EDP - Energias de Portugal S.A.	92,782	334,325

Singapore—0.2%
Fortune REIT	41,000	42,029
Fortune Real Estate Investment Trust REIT	118,200	118,199

		160,228

Spain—2.3%
Banco Santander S.A.	119,710	588,898
CIE Automotive S.A.	9,718	162,739
Iberdrola S.A.	80,252	568,904
Repsol S.A.	22,939	252,541

		1,573,082

Sweden—3.7%
Coor Service Management Holding AB (d)	39,959	186,506
ICA Gruppen AB	6,462	234,676
Industrivarden AB, Class C	12,958	221,685
Klovern AB, Class A	59,247	65,839
Loomis AB, Class B	4,008	125,029
Mycronic AB	9,314	90,136
Nobina AB (a)(d)	29,978	137,435
Nordea Bank AB	50,107	549,762
Securitas AB, Class B	19,518	298,448

	Shares	Value*

Svenska Cellulosa AB SCA, Class B	11,021	$319,390
Swedbank AB, Class A	14,595	321,434

		2,550,340

Switzerland—7.1%
Aryzta AG	1,083	54,328
Aryzta AG	2,158	109,171
Baloise Holding AG	4,149	525,837
Nestle S.A.	13,706	1,017,468
Novartis AG	9,584	824,409
Roche Holding AG	2,779	770,084
Swiss Life Holding AG (d)	1,327	357,427
Swiss Re AG	5,144	502,395
Transocean Ltd.	17,875	223,446
UBS Group AG	28,720	557,153

		4,941,718

United Kingdom—18.5%
3i Group PLC	72,334	512,400
Barratt Developments PLC	28,076	258,712
Bellway PLC	6,785	283,704
Berkeley Group Holdings PLC	5,089	276,656
Bovis Homes Group PLC	15,346	229,521
BT Group PLC	101,327	703,571
Carillion PLC	51,961	232,069
Carnival PLC	5,112	291,211
Cranswick PLC	9,094	257,134
Dart Group PLC	29,814	258,656
Direct Line Insurance Group PLC	91,644	549,324
easyJet PLC	14,378	368,752
Fiat Chrysler Automobiles NV (d)	18,660	259,147
Firstgroup PLC (d)	80,214	126,759
Galliford Try PLC	10,360	232,786
Greggs PLC	6,701	129,911
HSBC Holdings PLC	78,645	620,840
Imperial Tobacco Group PLC	12,266	647,861
International Consolidated Airlines Group S.A.	54,948	494,041
Legal & General Group PLC	144,214	569,054
Lookers PLC	134,457	366,349
McBride PLC (d)	90,613	221,078
National Express Group PLC	49,699	243,830
Navigator Holdings Ltd. (d)	8,483	115,793
Northgate PLC	37,409	216,662
Novae Group PLC	26,487	348,300
Pendragon PLC	377,284	260,020
Persimmon PLC (d)	11,422	340,756
Rexam PLC	64,703	577,118
Royal Dutch Shell PLC, Class A	40,294	912,625
Royal Mail PLC	56,423	369,564
Safestore Holdings PLC REIT	12,016	63,173
Shire PLC	9,497	651,564
Taylor Wimpey PLC	85,554	255,752
Tullett Prebon PLC	45,989	251,559
WPP PLC	17,432	400,967

		12,897,219

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

United States—0.5%
XL Group PLC	9,300	$364,374

Total Common Stock (cost—$69,125,211)		67,964,398

PREFERRED STOCK—0.7%

Germany—0.7%
Henkel AG & Co. KGaA (cost—$466,049)	4,274	476,987

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 1/13/16, (d) (cost—$11,621)	22,939	11,442

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $781,003; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $796,775 including accrued interest (cost—$781,000)	$781	781,000

Total Investments (cost—$70,383,881) (b)—99.5%		69,233,827

Other assets less liabilities (e)—0.5%		326,553

Net Assets—100.0%		$69,560,380

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $64,699,981, representing 93.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: Mini MSCI EAFE Index	10	$849	3/18/16	$(1,313)

(f)	At December 31, 2015, the Fund pledged $209,199 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australia, Far East

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.8%
Pharmaceuticals	8.1%
Insurance	7.3%
Automobiles	4.5%
Oil, Gas & Consumable Fuels	4.5%
Food Products	4.3%
Diversified Telecommunication Services	3.8%
Chemicals	3.0%
Capital Markets	2.9%
Airlines	2.8%
Electric Utilities	2.6%
Media	2.6%
Household Durables	2.6%
Trading Companies & Distributors	2.4%
Food & Staples Retailing	2.1%
Auto Components	2.0%
Construction & Engineering	2.0%
Road & Rail	1.9%
Health Care Providers & Services	1.7%
Electronic Equipment, Instruments & Components	1.6%
Metals & Mining	1.4%
IT Services	1.4%
Commercial Services & Supplies	1.2%
Real Estate Investment Trust	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Specialty Retail	1.1%
Beverages	1.0%
Diversified Financial Services	1.0%
Containers & Packaging	1.0%
Tobacco	0.9%
Industrial Conglomerates	0.9%
Marine	0.9%
Wireless Telecommunication Services	0.9%
Construction Materials	0.9%
Household Products	0.8%
Gas Utilities	0.8%
Hotels, Restaurants & Leisure	0.7%
Household Products/Wares	0.7%
Paper & Forest Products	0.7%
Air Freight & Logistics	0.7%
Multi-line Retail	0.7%
Real Estate Management & Development	0.5%
Multi-Utilities	0.5%
Energy Equipment & Services	0.5%
Software	0.5%
Internet Software & Services	0.4%
Machinery	0.3%
Electrical Equipment	0.2%
Professional Services	0.2%
Personal Products	0.1%
Leisure Products	0.1%
Textiles, Apparel & Luxury Goods	0.1%

Semiconductors & Semiconductor Equipment	0.1%
Health Care Technology	0.1%
Thrifts & Mortgage Finance	0.1%
Office Electronics	0.1%
Consumer Finance	0.0%
Repurchase Agreements	1.1%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Aerospace & Defense—0.6%
Northrop Grumman Corp.	2,537	$479,011

Air Freight & Logistics—0.5%
FedEx Corp.	2,704	402,869

Airlines—1.1%
Alaska Air Group, Inc.	3,656	294,344
American Airlines Group, Inc.	1,959	82,964
JetBlue Airways Corp. (a)	2,922	66,183
Southwest Airlines Co.	11,561	497,817

		941,308

Auto Components—0.6%
Delphi Automotive PLC	2,510	215,182
Lear Corp.	2,308	283,492

		498,674

Automobiles—1.7%
Ford Motor Co.	51,275	722,465
General Motors Co.	20,144	685,097

		1,407,562

Banks—4.6%
Bank of America Corp.	9,853	165,826
Citigroup, Inc.	14,436	747,063
JPMorgan Chase & Co.	18,106	1,195,539
SunTrust Banks, Inc.	4,919	210,730
Webster Financial Corp.	1,854	68,950
Wells Fargo & Co.	27,038	1,469,786

		3,857,894

Beverages—0.8%
Coca-Cola Co.	1,903	81,753
Dr. Pepper Snapple Group, Inc.	6,250	582,500
PepsiCo, Inc.	80	7,993

		672,246

Biotechnology—3.1%
AbbVie, Inc.	13,747	814,372
Amgen, Inc.	4,127	669,936
Celgene Corp. (a)	494	59,161
Gilead Sciences, Inc.	8,007	810,228
United Therapeutics Corp. (a)	1,250	195,763

		2,549,460

Building Products—0.2%
Builders FirstSource, Inc. (a)	8,087	89,604
Universal Forest Products, Inc.	899	61,465

		151,069

Capital Markets—0.3%
Morgan Stanley	8,417	267,745

Chemicals—1.2%
CF Industries Holdings, Inc.	2,145	87,537
Dow Chemical Co.	946	48,700
LyondellBasell Industries NV, Class A	6,191	537,998
Minerals Technologies, Inc.	295	13,529
PPG Industries, Inc.	3,226	318,793

		1,006,557

	Shares	Value*

Commercial Services & Supplies—0.7%
Cintas Corp.	3,933	$358,100
Multi-Color Corp.	1,105	66,090
Pitney Bowes, Inc.	4,221	87,164
Waste Management, Inc.	1,125	60,041

		571,395

Communications Equipment—2.1%
Applied Optoelectronics, Inc. (a)	2,544	43,655
ARRIS Group, Inc. (a)	10,283	314,351
Brocade Communications Systems, Inc.	26,172	240,259
Ciena Corp. (a)	3,738	77,339
Cisco Systems, Inc.	30,175	819,402
QUALCOMM, Inc.	5,215	260,672

		1,755,678

Construction & Engineering—0.1%
WSP Global, Inc.	2,503	76,897

Construction Materials—0.5%
Vulcan Materials Co.	4,609	437,717

Consumer Finance—1.1%
Capital One Financial Corp.	2,126	153,455
Credit Acceptance Corp. (a)	1,848	395,509
Navient Corp.	10,085	115,473
Santander Consumer USA Holdings, Inc.	14,442	228,906

		893,343

Containers & Packaging—0.9%
Ball Corp.	2,284	166,115
Bemis Co., Inc.	1,333	59,572
CCL Industries, Inc., Class B	608	98,589
Packaging Corp. of America	5,130	323,447
Sonoco Products Co.	2,874	117,460

		765,183

Diversified Consumer Services—0.4%
ServiceMaster Global Holdings, Inc. (a)	8,717	342,055

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc., Class B (a)	3,782	499,375
Intercontinental Exchange, Inc.	2,266	580,685
Morningstar, Inc.	780	62,720
Voya Financial, Inc.	4,116	151,922

		1,294,702

Diversified Telecommunication Services—1.6%
AT&T, Inc.	9,211	316,951
BCE, Inc.	3,205	123,827
CenturyLink, Inc.	18,852	474,316
Verizon Communications, Inc.	9,034	417,551

		1,332,645

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Electric Utilities—2.1%
American Electric Power Co., Inc.	2,397	$139,673
Duke Energy Corp.	4,939	352,595
Edison International	979	57,967
Entergy Corp.	3,703	253,137
Eversource Energy	1,250	63,837
NextEra Energy, Inc.	3,569	370,783
Portland General Electric Co.	802	29,169
Xcel Energy, Inc.	12,259	440,221

		1,707,382

Electrical Equipment—0.0%
General Cable Corp.	2,499	33,562

Electronic Equipment, Instruments & Components—2.1%
Arrow Electronics, Inc. (a)	2,472	133,933
Avnet, Inc.	5,770	247,187
Benchmark Electronics, Inc. (a)	1,567	32,390
CDW Corp.	7,985	335,689
Corning, Inc.	4,422	80,834
Flextronics International Ltd. (a)	28,694	321,660
Jabil Circuit, Inc.	4,480	104,339
SYNNEX Corp.	92	8,274
TE Connectivity Ltd.	7,054	455,759

		1,720,065

Energy Equipment & Services—0.9%
Noble Corp. PLC	23,966	252,841
Schlumberger Ltd.	2,788	194,463
Transocean Ltd.	22,935	283,936

		731,240

Food & Staples Retailing—3.0%
Alimentation Couche-Tard, Inc., Class B	4,424	194,743
Costco Wholesale Corp.	4,159	671,678
CVS Health Corp.	6,458	631,399
Empire Co., Ltd.	7,499	139,499
George Weston Ltd.	988	76,358
Kroger Co.	16,564	692,872
SpartanNash Co.	2,231	48,279

		2,454,828

Food Products—2.1%
Archer-Daniels-Midland Co.	15,333	562,415
B&G Foods, Inc.	1,594	55,822
Cal-Maine Foods, Inc.	5,639	261,311
Omega Protein Corp. (a)	2,651	58,852
Pilgrim’s Pride Corp.	1,890	41,750
Pinnacle Foods, Inc.	2,213	93,964
Sanderson Farms, Inc.	856	66,357
Tyson Foods, Inc., Class A	11,561	616,548

		1,757,019

Gas Utilities—0.4%
AGL Resources, Inc.	2,315	147,720
Atmos Energy Corp.	2,423	152,746
Laclede Group, Inc.	1,085	64,460

		364,926

	Shares	Value*

Health Care Equipment & Supplies—1.8%
Becton Dickinson and Co.	1,525	$234,987
Hill-Rom Holdings, Inc.	2,196	105,540
Hologic, Inc. (a)	9,039	349,719
Medtronic PLC	10,493	807,121

		1,497,367

Health Care Providers & Services—6.2%
Aetna, Inc.	6,305	681,697
Anthem, Inc.	4,975	693,714
Cardinal Health, Inc.	2,798	249,777
Chemed Corp.	446	66,811
Cigna Corp.	2,943	430,649
HealthSouth Corp.	2,707	94,231
Laboratory Corp. of America Holdings (a)	3,813	471,439
McKesson Corp.	875	172,576
MEDNAX, Inc. (a)	4,926	352,997
Quest Diagnostics, Inc.	5,219	371,280
UnitedHealth Group, Inc.	9,547	1,123,109
Universal Health Services, Inc., Class B	3,893	465,175

		5,173,455

Hotels, Restaurants & Leisure—2.1%
Brinker International, Inc.	3,622	173,675
Carnival Corp.	11,385	620,255
Cracker Barrel Old Country Store, Inc.	2,320	294,245
Darden Restaurants, Inc.	7,656	487,228
Marriott Vacations Worldwide Corp.	917	52,223
Pinnacle Entertainment, Inc. (a)	2,601	80,943

		1,708,569

Household Products—0.3%
Procter & Gamble Co.	3,391	269,279

Independent Power Producers & Energy Traders—0.0%
NRG Yield, Inc., Class A	2,390	33,245

Industrial Conglomerates—1.6%
3M Co.	902	135,877
Danaher Corp.	5,465	507,589
General Electric Co.	21,723	676,672

		1,320,138

Insurance—5.8%
Allstate Corp.	4,796	297,784
American International Group, Inc.	8,487	525,939
Amtrust Financial Services, Inc.	6,427	395,775
Argo Group International Holdings Ltd.	750	44,880
Aspen Insurance Holdings Ltd.	6,237	301,247
Assurant, Inc.	4,881	393,116
Axis Capital Holdings Ltd.	3,598	202,280
Endurance Specialty Holdings Ltd.	1,251	80,051
Everest Re Group Ltd.	1,946	356,293
First American Financial Corp.	3,963	142,272
Hanover Insurance Group, Inc.	950	77,273
Heritage Insurance Holdings, Inc.	1,922	41,938
MetLife, Inc.	7,340	353,861

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

PartnerRe Ltd.	1,191	$166,430
Progressive Corp.	6,474	205,873
Prudential Financial, Inc.	3,387	275,736
Travelers Cos., Inc.	5,628	635,176
Universal Insurance Holdings, Inc.	13,628	315,897

		4,811,821

Internet & Catalog Retail—1.1%
Amazon.com, Inc. (a)	1,240	838,104
Nutrisystem, Inc.	1,877	40,618

		878,722

Internet Software & Services—3.4%
Alphabet, Inc., Class A (a)	1,070	832,471
Alphabet, Inc., Class C (a)	1,091	827,938
EarthLink Holdings Corp.	4,116	30,582
Facebook, Inc., Class A (a)	7,433	777,938
j2 Global, Inc.	3,363	276,842
Monster Worldwide, Inc. (a)	10,525	60,308

		2,806,079

IT Services—3.3%
Accenture PLC, Class A	7,801	815,204
Amdocs Ltd.	6,031	329,112
Broadridge Financial Solutions, Inc.	6,449	346,505
Convergys Corp.	7,222	179,756
DH Corp.	2,292	52,376
Euronet Worldwide, Inc. (a)	979	70,909
International Business Machines Corp.	1,242	170,924
Jack Henry & Associates, Inc.	2,924	228,247
Net 1 UEPS Technologies, Inc. (a)	2,171	29,330
Sabre Corp.	1,290	36,081
Visa, Inc., Class A	1,254	97,248
Western Union Co.	22,400	401,184

		2,756,876

Machinery—0.7%
American Railcar Industries, Inc.	577	26,704
ESCO Technologies, Inc.	957	34,586
PACCAR, Inc.	3,113	147,556
Snap-on, Inc.	1,007	172,630
Trinity Industries, Inc.	7,562	181,639

		563,115

Media—2.9%
Cinemark Holdings, Inc.	5,944	198,708
Comcast Corp., Class A	14,736	831,552
Gray Television, Inc. (a)	4,096	66,765
Interpublic Group of Cos., Inc.	6,815	158,653
Shaw Communications, Inc., Class B	5,217	89,734
TEGNA, Inc.	5,729	146,204
Time Warner Cable, Inc.	1,101	204,335
Walt Disney Co.	6,400	672,512

		2,368,463

Multi-line Retail—0.8%
Canadian Tire Corp., Ltd., Class A	848	72,414
Target Corp.	7,998	580,735

		653,149

	Shares	Value*

Multi-Utilities—2.1%
Ameren Corp.	8,355	$361,187
CMS Energy Corp.	8,714	314,401
DTE Energy Co.	3,886	311,619
NiSource, Inc.	1,579	30,806
PG&E Corp.	4,780	254,248
Public Service Enterprise Group, Inc.	7,099	274,660
SCANA Corp.	2,838	171,671

		1,718,592

Oil, Gas & Consumable Fuels—4.5%
Chevron Corp.	1,302	117,128
Crescent Point Energy Corp.	4,853	56,537
CVR Energy, Inc.	2,130	83,815
DHT Holdings, Inc.	7,879	63,741
Enbridge Income Fund Holdings, Inc.	2,154	43,634
EnLink Midstream LLC	2,292	34,586
Exxon Mobil Corp.	10,663	831,181
Marathon Petroleum Corp.	6,358	329,599
Nordic American Tankers Ltd.	10,092	156,830
PBF Energy, Inc., Class A	5,574	205,179
Phillips 66	8,021	656,118
Scorpio Tankers, Inc.	12,847	103,033
Ship Finance International Ltd.	3,046	50,472
Tesoro Corp.	3,226	339,924
Valero Energy Corp.	7,619	538,739
Western Refining, Inc.	2,790	99,380

		3,709,896

Paper & Forest Products—0.3%
Domtar Corp.	4,644	171,596
Schweitzer-Mauduit International, Inc.	1,045	43,879
Western Forest Products, Inc.	29,679	48,475

		263,950

Personal Products—0.1%
USANA Health Sciences, Inc. (a)	796	101,689

Pharmaceuticals—4.7%
Horizon Pharma PLC (a)	16,503	357,620
Johnson & Johnson	10,876	1,117,183
Merck & Co., Inc.	8,478	447,808
Mylan NV (a)	4,632	250,452
Pfizer, Inc.	47,769	1,541,983
Prestige Brands Holdings, Inc. (a)	1,678	86,384
Sucampo Pharmaceuticals, Inc., Class A (a)	3,856	66,670

		3,868,100

Professional Services—0.0%
Huron Consulting Group, Inc. (a)	649	38,551

Real Estate Investment Trust—3.4%
Annaly Capital Management, Inc.	13,673	128,253
Apollo Commercial Real Estate Finance, Inc.	1,938	33,392
AvalonBay Communities, Inc.	3,096	570,066
Blackstone Mortgage Trust, Inc., Class A	2,217	59,327

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Crown Castle International Corp.	7,169	$619,760
CYS Investments, Inc.	6,459	46,053
Equinix, Inc.	1,813	548,251
Equity Lifestyle Properties, Inc.	1,850	123,339
MFA Financial, Inc.	8,028	52,985
Sovran Self Storage, Inc.	1,157	124,158
Starwood Property Trust, Inc.	15,750	323,820
STORE Capital Corp.	1,805	41,876
Sun Communities, Inc.	1,777	121,778

		2,793,058

Real Estate Management & Development—0.0%
Marcus & Millichap, Inc. (a)	1,299	37,853

Road & Rail—0.5%
Union Pacific Corp.	4,182	327,032
Werner Enterprises, Inc.	2,240	52,394

		379,426

Semiconductors & Semiconductor Equipment—4.2%
Avago Technologies Ltd.	1,211	175,777
Broadcom Corp., Class A	12,320	712,342
Cabot Microelectronics Corp. (a)	3,293	144,167
Cirrus Logic, Inc. (a)	12,137	358,406
Intel Corp.	33,289	1,146,806
Lam Research Corp.	1,928	153,122
Maxim Integrated Products, Inc.	2,261	85,918
MaxLinear, Inc., Class A (a)	5,911	87,069
Micron Technology, Inc. (a)	17,247	244,217
ON Semiconductor Corp. (a)	33,240	325,752
Tower Semiconductor Ltd. (a)	3,226	45,358

		3,478,934

Software—2.2%
Microsoft Corp.	30,239	1,677,660
Synopsys, Inc. (a)	3,811	173,819

		1,851,479

Specialty Retail—3.7%
AutoNation, Inc. (a)	2,057	122,721
Foot Locker, Inc.	4,380	285,094
Home Depot, Inc.	7,279	962,648
Kirkland’s, Inc.	2,589	37,540
L Brands, Inc.	4,466	427,932
Lowe’s Cos., Inc.	7,863	597,903
Murphy USA, Inc. (a)	2,396	145,533
Penske Automotive Group, Inc.	1,266	53,602
Signet Jewelers Ltd.	1,846	228,332
Stage Stores, Inc.	1,990	18,129
Staples, Inc.	15,927	150,829

		3,030,263

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.	28,944	3,046,645
HP, Inc.	15,687	185,734
Western Digital Corp.	2,715	163,036

		3,395,415

	Shares	Value*

Textiles, Apparel & Luxury Goods—1.2%
NIKE, Inc., Class B	11,284	$705,250
Skechers U.S.A., Inc., Class A (a)	11,001	332,340

		1,037,590

Thrifts & Mortgage Finance—0.3%
BofI Holding, Inc. (a)	8,252	173,705
Walker & Dunlop, Inc. (a)	1,413	40,708

		214,413

Tobacco—1.4%
Altria Group, Inc.	18,854	1,097,491
Reynolds American, Inc.	744	34,336

		1,131,827

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	5,561	240,013
Air Lease Corp.	3,842	128,630
GATX Corp.	2,737	116,459

		485,102

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.	2,821	204,805

Water Utilities—0.2%
American Water Works Co., Inc.	3,200	191,200

Total Common Stock (cost—$81,399,677)		81,245,453

RIGHTS (a)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR - Casa Ley	11,157	11,323
Safeway CVR - PDC	11,157	545

Total Rights (cost—$11,827)		11,868

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $1,037,003; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $1,060,675 including accrued interest (cost—$1,037,000)	$1,037	1,037,000

Total Investments (cost—$82,448,504)—99.3%		82,294,321

Other assets less liabilities (b)—0.7%		594,625

Net Assets—100.0%		$82,888,946

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2015 (unaudited) (continued)

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: E-mini S&P 500 Index	16	$1,628	3/18/16	$(13,719)

(c)	At December 31, 2015, the Fund pledged $541,069 in cash as collateral for derivatives.

Glossary:

CVR—Contingent Value Rights

Schedule of Investments

AllianzGI China Equity Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

China—84.0%
Alibaba Group Holding Ltd. ADR (d)	1,082	$87,934
Baidu, Inc. ADR (d)	239	45,181
Bank of China Ltd., Class H	312,500	138,660
Beijing Enterprises Holdings Ltd.	28,500	171,989
China Automation Group Ltd. (d)	556,000	61,346
China Construction Bank Corp., Class H	289,000	197,141
China Everbright International Ltd.	183,000	233,763
China Life Insurance Co., Ltd., Class H	63,000	202,646
China Merchants Bank Co., Ltd., Class H	75,500	176,926
China Mobile Ltd.	20,500	230,750
China Overseas Land & Investment Ltd.	76,000	263,611
China Pacific Insurance Group Co., Ltd., Class H	20,600	84,171
China Telecom Corp., Ltd., Class H	288,000	134,342
Chongqing Changan Automobile Co., Ltd., Class B	67,148	147,840
Digital China Holdings Ltd. (c)	247,000	282,248
GF Securities Co., Ltd., Class H (d)	23,600	59,045
Luye Pharma Group Ltd. (d)	51,000	53,061
Ping An Insurance Group Co. of China Ltd., Class H	43,000	236,581
Qingdao Port International Co., Ltd., Class H (a)	292,000	130,028
Qingling Motors Co., Ltd., Class H (c)	654,000	203,046
Semiconductor Manufacturing International Corp. (d)	1,894,000	192,610
Shui On Land Ltd.	394,000	107,681
Tencent Holdings Ltd.	19,500	382,310
Want Want China Holdings Ltd.	74,000	54,922
Zhengzhou Yutong Bus Co., Ltd., Class A	21,900	75,508
Zhuzhou CSR Times Electric Co., Ltd., Class H	32,000	184,735

		4,138,075

Hong Kong—14.1%
CPMC Holdings Ltd.	83,000	50,942
CSPC Pharmaceutical Group Ltd.	144,000	146,809
Hong Kong Exchanges and Clearing Ltd.	7,900	201,251
Man Yue Technology Holdings Ltd.	700,000	67,430

	Shares	Value*

Sands China Ltd.	20,400	$68,899
Vinda International Holdings Ltd.	80,000	158,010

		693,341

Total Investments (cost—$5,468,116) (b)—98.1%		4,831,416

Other assets less liabilities—1.9%		91,538

Net Assets—100.0%		$4,922,954

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $4,698,301, representing 95.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	10.6%
Internet Software & Services	10.5%
Banks	10.4%
Real Estate Management & Development	7.5%
Automobiles	7.1%
Electronic Equipment, Instruments & Components	7.1%
Commercial Services & Supplies	4.8%
Wireless Telecommunication Services	4.7%
Diversified Financial Services	4.1%
Pharmaceuticals	4.1%
Semiconductors & Semiconductor Equipment	3.9%
Electrical Equipment	3.8%
Industrial Conglomerates	3.5%
Household Products	3.2%
Machinery	2.8%
Diversified Telecommunication Services	2.7%
Transportation Infrastructure	2.6%
Hotels, Restaurants & Leisure	1.4%
Capital Markets	1.2%
Food Products	1.1%
Containers & Packaging	1.0%
Other assets less liabilities	1.9%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—78.4%

Auto Manufacturers—3.1%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	$25,175	$29,312,558
Tesla Motors, Inc.,
0.25%, 3/1/19	19,190	18,086,575
1.50%, 6/1/18	7,450	14,709,094

		62,108,227

Biotechnology—6.5%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	6,190	7,977,363
1.50%, 10/15/20	3,030	4,063,988
Emergent BioSolutions, Inc.,
2.875%, 1/15/21	13,350	18,431,344
Gilead Sciences, Inc.,
1.625%, 5/1/16	4,585	20,494,973
Illumina, Inc.,
zero coupon, 6/15/19	23,510	25,669,981
Incyte Corp.,
0.375%, 11/15/18	8,580	18,516,712
Ligand Pharmaceuticals, Inc.,
0.75%, 8/15/19	10,465	16,194,587
Medicines Co. (a)(b),
2.50%, 1/15/22	1,085	1,380,663
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	2,405	15,540,809

		128,270,420

Chemicals—0.8%
RPM International, Inc.,
2.25%, 12/15/20	13,155	15,037,809

Commercial Services—5.3%
Cardtronics, Inc.,
1.00%, 12/1/20	22,635	21,121,284
Euronet Worldwide, Inc.,
1.50%, 10/1/44	19,805	23,481,303
Huron Consulting Group, Inc.,
1.25%, 10/1/19	9,785	9,729,959
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	24,865	25,408,922
Macquarie Infrastructure Corp.,
2.875%, 7/15/19	21,995	24,703,135

		104,444,603

Computers—1.3%
Electronics for Imaging, Inc.,
0.75%, 9/1/19	23,730	25,331,775

Construction & Engineering—0.7%
Dycom Industries, Inc. (b),
0.75%, 9/15/21	13,395	13,227,562

Diversified Financial Services—1.6%
Air Lease Corp.,
3.875%, 12/1/18	17,700	24,160,500
PRA Group, Inc.,
3.00%, 8/1/20	8,460	7,191,000

		31,351,500

Electrical Equipment—0.6%
SunPower Corp.,
0.875%, 6/1/21	13,925	12,166,969

	Principal Amount (000s)	Value*

Electronic Equipment, Instruments & Components—0.7%
SunPower Corp. (b),
4.00%, 1/15/23	$11,880	$14,300,550

Electronics—0.3%
TTM Technologies, Inc.,
1.75%, 12/15/20	6,340	5,745,625

Energy-Alternate Sources—1.5%
SolarCity Corp.,
1.625%, 11/1/19	19,485	15,831,562
SunEdison, Inc. (a)(b),
0.25%, 1/15/20	12,600	4,914,000
3.375%, 6/1/25	24,045	8,881,622

		29,627,184

Health Care Providers & Services—0.9%
Laboratory Corp. of America Holdings,
0.396%, 9/11/21	10,625	17,624,219

Healthcare-Products—4.5%
Hologic, Inc.,
2.00%, 12/15/37	4,290	7,271,550
2.00%, 3/1/42	13,610	18,220,388
NuVasive, Inc.,
2.75%, 7/1/17	16,655	22,806,941
Teleflex, Inc.,
3.875%, 8/1/17	9,810	20,981,137
Wright Medical Group, Inc. (a)(b),
2.00%, 2/15/20	19,950	20,735,531

		90,015,547

Healthcare-Services—0.9%
Molina Healthcare, Inc.,
1.625%, 8/15/44	15,475	18,657,047

Holding Companies-Diversified—0.8%
Horizon Pharma Investment Ltd. (a)(b),
2.50%, 3/15/22	16,715	16,725,447

Home Builders—0.8%
Lennar Corp. (a)(b),
3.25%, 11/15/21	7,845	16,371,534

Insurance—2.3%
AmTrust Financial Services, Inc.,
2.75%, 12/15/44	23,053	21,540,147
Fidelity National Financial, Inc.,
4.25%, 8/15/18	5,010	9,572,231
Radian Group, Inc.,
2.25%, 3/1/19	10,500	13,577,813

		44,690,191

Internet—9.8%
Ctrip.com International Ltd. (a)(b),
1.00%, 7/1/20	16,905	18,901,903
HomeAway, Inc.,
0.125%, 4/1/19	15,025	15,081,344
j2 Global, Inc.,
3.25%, 6/15/29	11,135	14,649,484
LinkedIn Corp.,
0.50%, 11/1/19	25,050	26,396,438
Priceline Group, Inc.,
0.35%, 6/15/20	16,650	19,886,344
1.00%, 3/15/18	14,365	20,497,059

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

VeriSign, Inc.,
4.297%, 8/15/37	$12,185	$31,262,141
Web.com Group, Inc.,
1.00%, 8/15/18	23,355	21,924,506
WebMD Health Corp.,
1.50%, 12/1/20	23,125	25,943,359

		194,542,578

Leisure Time—1.6%
Jarden Corp.,
1.125%, 3/15/34	19,000	23,405,625
1.875%, 9/15/18	4,515	8,231,409

		31,637,034

Media—1.3%
Liberty Media Corp.,
1.375%, 10/15/23	25,620	25,219,687

Oil, Gas & Consumable Fuels—1.8%
Cheniere Energy, Inc.,
4.25%, 3/15/45	30,600	15,988,500
Energy XXI Ltd.,
3.00%, 12/15/18	18,150	1,361,250
Whiting Petroleum Corp. (a)(b),
1.25%, 4/1/20	26,845	18,388,825

		35,738,575

Pharmaceuticals—3.8%
Depomed, Inc.,
2.50%, 9/1/21	9,985	11,382,900
Herbalife Ltd. (a),
2.00%, 8/15/19	22,925	19,257,115
Impax Laboratories, Inc. (b),
2.00%, 6/15/22	23,240	22,891,400
Synergy Pharmaceuticals, Inc. (a)(b),
7.50%, 11/1/19	2,265	4,302,084
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	11,270	17,651,638

		75,485,137

Real Estate—0.9%
Extra Space Storage L.P. (b),
3.125%, 10/1/35	16,085	17,603,022

Retail—0.3%
Restoration Hardware Holdings, Inc. (a)(b),
zero coupon, 6/15/19	5,740	5,316,675

Semiconductors—10.3%
Integrated Device Technology, Inc. (b),
0.875%, 11/15/22	7,930	8,202,594
Intel Corp.,
3.25%, 8/1/39	25,950	43,206,880
Lam Research Corp.,
1.25%, 5/15/18	18,470	26,539,081
Micron Technology, Inc.,
3.00%, 11/15/43	29,050	24,293,063
Novellus Systems, Inc.,
2.625%, 5/15/41	4,760	11,224,675
NVIDIA Corp.,
1.00%, 12/1/18	13,525	22,595,203
NXP Semiconductors NV,
1.00%, 12/1/19	16,680	18,358,425

	Principal Amount (000s)	Value*

ON Semiconductor Corp. (a)(b),
1.00%, 12/1/20	$27,595	$25,835,819
Xilinx, Inc.,
2.625%, 6/15/17	13,875	22,590,234

		202,845,974

Software—11.6%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	11,485	11,032,836
Cornerstone OnDemand, Inc.,
1.50%, 7/1/18	22,870	22,555,538
Electronic Arts, Inc.,
0.75%, 7/15/16	6,375	13,793,906
Nuance Communications, Inc.,
1.00%, 12/15/35 (b)	11,695	11,307,603
1.50%, 11/1/35	18,385	19,821,328
Proofpoint, Inc. (a)(b),
0.75%, 6/15/20	18,760	19,709,725
Red Hat, Inc.,
0.25%, 10/1/19	21,525	28,130,484
Salesforce.com, Inc.,
0.25%, 4/1/18	29,175	37,599,281
ServiceNow, Inc.,
zero coupon, 11/1/18	19,240	24,783,525
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	13,635	22,736,363
Verint Systems, Inc.,
1.50%, 6/1/21	18,010	16,974,425

		228,445,014

Telecommunications—4.4%
Ciena Corp. (a)(b),
3.75%, 10/15/18	18,640	23,206,800
Gogo, Inc. (a)(b),
3.75%, 3/1/20	17,440	16,938,687
InterDigital, Inc. (a)(b),
1.50%, 3/1/20	23,180	22,296,263
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	14,185	23,635,756

		86,077,506

Total Convertible Bonds (cost—$1,454,183,710)		1,548,607,411

	Shares

CONVERTIBLE PREFERRED STOCK—19.4%

Banks—2.5%
Bank of America Corp., Ser. L (c),
7.25%	16,795	18,361,470
Wells Fargo & Co., Ser. L (c),
7.50%	26,115	30,371,353

		48,732,823

Commercial Services & Supplies—1.3%
Stericycle, Inc.,
5.25%, 9/15/18	274,000	25,087,440

Food & Beverage—1.3%
Post Holdings, Inc.,
5.25%, 6/1/17	210,755	24,712,077

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Food Products—1.5%
Tyson Foods, Inc.,
4.75%, 7/15/17	501,345	$30,421,615

Health Care Providers & Services—0.6%
Amsurg Corp., Ser. A-1,
5.25%, 7/1/17	88,360	12,734,885

Healthcare-Services—1.5%
Anthem, Inc.,
5.25%, 5/1/18	639,080	29,429,634

Machinery—0.2%
Stanley Black & Decker, Inc., UNIT,
6.25%, 11/17/16	33,830	3,951,006

Oil, Gas & Consumable Fuels—0.3%
Chesapeake Energy Corp. (a)(b)(c),
5.75%	23,630	4,888,456

Pharmaceuticals—4.3%
Allergan PLC, Ser. A,
5.50%, 3/1/18	54,880	56,536,278
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	28,710	29,208,360

		85,744,638

Pipelines—0.7%
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	335,300	13,512,590

Real Estate Investment Trust—2.4%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	232,890	23,815,331
5.50%, 2/15/18	131,525	13,284,025
Weyerhaeuser Co., Ser. A,
6.375%, 7/1/16	203,995	10,256,869

		47,356,225

Telecommunications—1.5%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	329,100	30,138,978

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	385,845	26,125,565

Total Convertible Preferred Stock (cost—$385,930,902)		382,835,932

	Principal Amount (000s)	Value*

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $46,745,156; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $47,684,700 including accrued interest (cost—$46,745,000)	$46,745	$46,745,000

Total Investments (cost—$1,886,859,612)—100.2%		1,978,188,343

Liabilities in excess of other assets—(0.2)%		(4,300,066)

Net Assets—100.0%		$1,973,888,277

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $248,051,149, representing 12.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.4%

Australia—2.7%
CSL Ltd.	3,417	$260,511
Treasury Wine Estates Ltd.	40,786	244,885

		505,396

Brazil—5.4%
Cielo S.A.	18,320	154,752
JBS S.A.	155,200	481,636
Porto Seguro S.A.	25,400	184,432
Qualicorp S.A.	40,600	144,408
Smiles S.A.	5,500	48,199

		1,013,427

China—15.7%
ANTA Sports Products Ltd.	95,000	259,717
China Mobile Ltd.	23,000	258,890
China Southern Airlines Co., Ltd., Class H	358,000	275,982
China Telecom Corp., Ltd., Class H	228,000	106,355
Great Wall Motor Co., Ltd., Class H	134,500	155,695
Hengan International Group Co., Ltd.	40,500	380,219
NetEase, Inc. ADR	3,695	669,682
New Oriental Education & Technology Group, Inc. ADR	3,400	106,658
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	105,400	227,180
Sihuan Pharmaceutical Holdings Group Ltd. (b)	430,000	55,484
Skyworth Digital Holdings Ltd.	436,000	282,848
Tencent Holdings Ltd.	9,800	192,135

		2,970,845

France—4.3%
Christian Dior SE	2,128	361,467
Sanofi	5,260	448,266

		809,733

Germany—1.0%
Stada Arzneimittel AG	4,631	186,747

Hong Kong—7.0%
AIA Group Ltd.	61,400	366,870
Hang Seng Bank Ltd.	16,200	308,501
Pacific Textile Holdings Ltd.	32,000	49,368
Yue Yuen Industrial Holdings Ltd.	177,000	598,453

		1,323,192

Hungary—1.2%
Richter Gedeon Nyrt	12,550	236,875

India—4.4%
Dr Reddy’s Laboratories Ltd. ADR	11,560	535,112
ITC Ltd.	38,951	193,105
Jubilant Life Sciences Ltd.	16,405	101,495

		829,712

	Shares	Value*

Indonesia—0.9%
Sri Rejeki Isman Tbk PT	2,934,900	$82,254
Telekomunikasi Indonesia Persero Tbk PT ADR	1,800	79,920

		162,174

Korea (Republic of)—19.2%
AMOREPACIFIC Group	509	63,590
Chongkundang Holdings Corp.	512	47,952
Hankook Tire Co., Ltd.	3,121	124,483
Hyundai Motor Co.	4,372	551,413
Kia Motors Corp.	12,458	555,502
KT Corp. (c)	7,844	187,968
KT&G Corp.	7,258	644,983
Kwang Dong Pharmaceutical Co., Ltd.	4,971	46,850
LG Uplus Corp.	22,561	199,220
Samsung Card Co., Ltd.	3,425	89,666
Samsung Electronics Co., Ltd.	899	958,857
SL Corp.	10,344	151,521

		3,622,005

Malaysia—4.0%
British American Tobacco Malaysia Bhd.	3,600	46,954
Top Glove Corp. Bhd.	225,500	712,637

		759,591

Mexico—4.0%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR (c)	5,300	90,948
Gruma S.A.B. de C.V., Class B	28,000	393,945
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	112,300	262,008

		746,901

Russian Federation—0.3%
Mobile TeleSystems PJSC ADR	10,130	62,603

Singapore—0.2%
Singapore Airlines Ltd.	3,800	29,942

South Africa—3.3%
AVI Ltd.	15,248	76,187
Netcare Ltd.	129,163	282,890
Telkom S.A. SOC Ltd.	32,869	136,562
Vodacom Group Ltd.	13,036	128,479

		624,118

Switzerland—0.4%
Novartis AG	946	81,374

Taiwan—12.7%
Cathay Financial Holding Co., Ltd.	446,000	624,819
Chunghwa Telecom Co., Ltd.	244,000	735,049
CTBC Financial Holding Co., Ltd.	331,331	169,642
Eva Airways Corp. (c)	173,000	97,698
Pou Chen Corp.	422,000	550,677
St Shine Optical Co., Ltd.	6,000	120,085

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Uni-President Enterprises Corp.	56,000	$93,348

		2,391,318

Thailand—0.8%
Thai Union Group PCL NVDR	317,300	150,732

Turkey—2.5%
Turk Hava Yollari AO (c)	190,657	482,248

United States—5.4%
Kimberly-Clark Corp.	3,275	416,908
Lear Corp.	4,210	517,114
Waters Corp. (c)	700	94,206

		1,028,228

Total Common Stock (cost—$19,159,394)		18,017,161

EQUITY-LINKED SECURITIES—3.4%

India—3.4%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/7/19	19,308	45,567
Aurobindo Pharma Ltd., expires 10/7/19	34,013	449,992
Lupin Ltd., expires 2/20/20	5,372	149,073

Total Equity-Linked Securities (cost—$587,988)		644,632

EXCHANGE-TRADED FUNDS—0.4%
iShares MSCI India (cost—$97,036)	3,180	87,577

	Principal Amount (000s)	Value*

Repurchase Agreements—5.9%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $1,107,004; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $1,131,725 including accrued interest (cost—$1,107,000)	$1,107	$1,107,000

Total Investments (cost—$20,951,418) (a)—105.1%		19,856,370

Liabilities in excess of other assets (d)—(5.1)%		(972,490)

Net Assets—100.0%		$18,883,880

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $14,732,573, representing 78.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $55,484, representing 0.3% of net assets.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
16,643 Australian Dollar settling 1/4/16	Northern Trust Company	$12,149	$12,128	$(21)
44,413 Australian Dollar settling 1/5/16	Northern Trust Company	32,375	32,364	(11)
1,636,596 Hong Kong Dollar settling 1/5/16	Northern Trust Company	211,152	211,172	20
4,388,288 Hungarian Forint settling 1/5/16	Northern Trust Company	15,308	15,122	(186)
2,246 Singapore Dollar settling 1/5/16	Northern Trust Company	1,587	1,584	(3)
242,597 South African Rand settling 1/5/16	Northern Trust Company	15,875	15,687	(188)
629,597 South African Rand settling 1/7/16	Northern Trust Company	40,596	40,697	101
91,028 Turkish Lira settling 1/4/16	Northern Trust Company	31,157	31,212	55

				$(233)

Glossary:

ADR—American Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Pharmaceuticals	12.4%
Textiles, Apparel & Luxury Goods	10.1%
Diversified Telecommunication Services	7.6%
Automobiles	6.7%
Food Products	6.3%
Insurance	6.2%
Airlines	5.2%
Technology Hardware, Storage & Peripherals	5.1%
Tobacco	4.7%
Internet Software & Services	4.6%
Auto Components	4.4%
Health Care Equipment & Supplies	4.4%
Household Products	3.6%
Health Care Providers & Services	3.5%
Banks	2.5%
Wireless Telecommunication Services	2.4%
Personal Products	2.3%
Household Durables	1.5%
Biotechnology	1.4%
Beverages	1.3%
IT Services	0.8%
Diversified Consumer Services	0.6%
Life Sciences Tools & Services	0.5%
Consumer Finance	0.5%
Exchange-Traded Funds	0.4%
Media	0.2%
Repurchase Agreements	5.9%
Liabilities in excess of other assets	(5.1)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—54.3%

Argentina—0.7%
YPF S.A. (a)(b),
8.50%, 7/28/25	$200	$191,500

Azerbaijan—1.0%
International Bank of Azerbaijan OJSC,
5.625%, 6/11/19	300	274,740

Brazil—5.1%
CIMPOR Financial Operations BV (a)(b),
5.75%, 7/17/24	226	152,550
Marfrig Holding Europe BV,
9.875%, 7/24/17	300	303,375
Minerva Luxembourg S.A. (a)(b),
7.75%, 1/31/23	210	198,450
OAS Finance Ltd. (a)(b)(c),
8.00%, 7/2/21	206	11,330
Odebrecht Finance Ltd.,
7.125%, 6/26/42	300	155,250
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/23	268	64,267
Petrobras Global Finance BV,
3.50%, 2/6/17	300	281,250
Vale S.A.,
4.375%, 3/24/18	€300	304,385

		1,470,857

Chile—2.3%
Banco del Estado de Chile,
3.875%, 2/8/22	$257	255,185
Banco Santander Chile (a)(b),
3.875%, 9/20/22	220	219,609
Corp. Nacional del Cobre de Chile,
4.50%, 8/13/23	200	194,527

		669,321

China—8.7%
Big Will Investments Ltd.,
10.875%, 4/29/16	200	204,502
Century Master Investment Co., Ltd.,
4.75%, 9/19/18	200	208,845
China Aoyuan Property Group Ltd.,
11.25%, 1/17/19	200	214,190
CITIC Ltd.,
6.80%, 1/17/23	200	231,085
CRCC Yupeng Ltd. (d),
3.95%, 8/1/19	202	205,214
Franshion Development Ltd.,
6.75%, 4/15/21	200	224,607
Industrial & Commercial Bank of China Ltd. (b),
4.875%, 9/21/25	200	203,088
Sino-Ocean Land Treasure Finance I Ltd.,
4.625%, 7/30/19	200	204,093
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	400	379,635
Sunac China Holdings Ltd.,
12.50%, 10/16/17	200	213,500
Yuzhou Properties Co., Ltd.,
8.625%, 1/24/19	200	206,689

		2,495,448

	Principal Amount (000s)	Value*

Colombia—0.7%
Avianca Holdings S.A.,
8.375%, 5/10/20	$300	$195,750

El Salvador—0.7%
AES El Salvador Trust II (a)(b),
6.75%, 3/28/23	210	188,475

Guatemala—1.1%
Comcel Trust via Comunicaciones Celulares S.A.,
6.875%, 2/6/24	200	155,000
6.875%, 2/6/24 (a)(b)	203	157,325

		312,325

Hong Kong—2.9%
China CITIC Bank International Ltd. (f),
3.875%, 9/28/22	200	200,157
CLP Power HK Finance Ltd. (d),
4.25%, 11/7/19	206	207,987
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	200	217,617
Texhong Textile Group Ltd.,
7.625%, 1/19/16	200	200,500

		826,261

India—3.8%
Export-Import Bank of India,
4.00%, 1/14/23	409	415,162
GCX Ltd.,
7.00%, 8/1/19	205	192,641
Indian Oil Corp. Ltd.,
5.625%, 8/2/21	204	221,131
Reliance Holding USA, Inc.,
5.40%, 2/14/22	250	270,838

		1,099,772

Indonesia—2.0%
Indo Energy Finance II BV,
6.375%, 1/24/23	256	106,560
Marquee Land PTE Ltd.,
9.75%, 8/5/19	200	185,000
Pertamina Persero PT,
4.875%, 5/3/22	304	292,000

		583,560

Israel—0.5%
Delek & Avner Tamar Bond Ltd. (a)(b),
2.803%, 12/30/16	150	149,949

Jamaica—0.9%
Digicel Group Ltd.,
8.25%, 9/30/20	300	249,000

Korea (Republic of)—0.7%
Woori Bank,
4.75%, 4/30/24	204	209,149

Luxembourg—0.4%
Millicom International Cellular S.A. (a)(b),
6.00%, 3/15/25	150	128,250

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mexico—4.4%
Alfa S.A.B. de C.V. (a)(b),
6.875%, 3/25/44	$211	$196,757
BBVA Bancomer S.A.,
7.25%, 4/22/20	192	204,816
Coca-Cola Femsa S.A.B. de C.V.,
3.875%, 11/26/23	194	195,322
Comision Federal de Electricidad,
4.875%, 1/15/24	221	218,790
Petroleos Mexicanos,
4.50%, 1/23/26	200	176,200
Sixsigma Networks Mexico S.A. de C.V. (a)(b),
8.25%, 11/7/21	300	288,000

		1,279,885

Nigeria—2.1%
FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b),
8.00%, 7/23/21	251	203,518
GTB Finance BV (a)(b),
6.00%, 11/8/18	201	186,410
Zenith Bank PLC (a)(b),
6.25%, 4/22/19	250	226,890

		616,818

Peru—0.7%
Corp. Financiera de Desarrollo S.A.,
4.75%, 2/8/22	207	211,140

Philippines—1.6%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	258,760
Royal Capital B.V.,
5.50%, 12/29/49	200	194,413

		453,173

Qatar—1.0%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	282,643

Russian Federation—4.1%
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(b),
7.50%, 9/26/19	200	204,117
Gazprom Neft OAO Via GPN Capital S.A. (a)(b),
6.00%, 11/27/23	203	192,078
Lukoil International Finance BV (a)(b),
6.656%, 6/7/22	385	396,486
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	224	192,456
TMK OAO Via TMK Capital S.A. (a)(b),
6.75%, 4/3/20	203	192,089

		1,177,226

South Africa—3.5%
African Bank Ltd. (c),
8.125%, 2/24/17	300	261,000
Gold Fields Orogen Holding BVI Ltd. (a)(b),
4.875%, 10/7/20	200	150,000
MTN Mauritius Investments Ltd. (a)(b),
4.755%, 11/11/24	200	175,500
Myriad International Holdings B.V. (b),
5.50%, 7/21/25	200	193,240

	Principal Amount (000s)	Value*

Myriad International Holdings BV (a)(b),
6.00%, 7/18/20	$200	$213,786

		993,526

Thailand—0.7%
PTT Exploration & Production PCL,
4.875%, 12/29/49	203	198,419

Turkey—3.2%
Akbank TAS (a)(b),
3.875%, 10/24/17	250	252,188
5.125%, 3/31/25	200	186,444
Global Liman Isletmeleri (a)(b),
8.125%, 11/14/21	300	270,876
Yasar Holdings AS (a)(b),
8.875%, 5/6/20	200	205,760

		915,268

United Arab Emirates—0.3%
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19	95	101,135

United Kingdom—0.5%
Genel Energy Finance PLC (b),
7.50%, 5/14/19	200	142,316

Uruguay—0.5%
Navios South American Logistics, Inc. (a)(b),
7.25%, 5/1/22	213	140,314

Venezuela—0.2%
Petroleos de Venezuela S.A.,
8.50%, 11/2/17	133	71,333

Total Corporate Bonds & Notes (cost-$17,140,198)		15,627,553

SOVEREIGN DEBT OBLIGATIONS—33.3%

Angola—0.6%
Angolan Government International Bond (b), 9.50%, 11/12/25	200	186,500

Argentina—2.0%
Argentine Republic Government International Bond (c),
2.50%, 12/31/38 (e)	150	94,200
8.28%, 12/31/33	280	323,871
Provincia de Buenos Aires (a)(b),
9.95%, 6/9/21	150	154,875

		572,946

Cameroon—0.6%
Republic of Cameroon (b),
9.50%, 11/19/25	200	186,500

Colombia—1.0%
Colombia Government International Bond,
2.625%, 3/15/23	316	278,396

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

Croatia—1.0%
Croatia Government International Bond,
5.50%, 4/4/23		$276	$280,830

Dominican Republic—0.7%
Dominican Republic International Bond,
5.50%, 1/27/25		200	193,500

Gabon—0.6%
Gabon Government International Bond (a)(b),
6.95%, 6/16/25		200	159,778

Hungary—2.2%
Hungary Government International Bond,
5.375%, 2/21/23		196	214,171
6.25%, 1/29/20		185	207,262
7.625%, 3/29/41		150	203,530

			624,963

Indonesia—0.9%
Indonesia Government International Bond (a)(b),
4.625%, 4/15/43		300	258,675

Ivory Coast—0.9%
Ivory Coast Government International Bond (a)(b),
6.375%, 3/3/28		300	274,488

Jamaica—0.7%
Jamaica Government International Bond,
6.75%, 4/28/28		200	199,000

Kazakhstan—1.0%
Kazakhstan Government International Bond (b),
5.125%, 7/21/25		300	296,706

Kenya—0.7%
Kenya Government International Bond,
5.875%, 6/24/19		200	189,500

Mexico—2.4%
Mexican Bonos,
10.00%, 12/5/24	MXN	6,900	504,992
Mexico Government International Bond,
3.60%, 1/30/25		$200	195,400

			700,392

Morocco—0.9%
Morocco Government International Bond,
3.50%, 6/19/24		€250	274,665

Namibia—0.6%
Republic of Namibia (b),
5.25%, 10/29/25		$200	186,734

Pakistan—0.9%
Pakistan Government International Bond,
8.25%, 4/15/24		250	258,226

	Principal Amount (000s)		Value*

Panama—0.8%
Panama Government International Bond,
3.75%, 3/16/25		$250	$245,625

Paraguay—0.7%
Republic of Paraguay,
6.10%, 8/11/44		207	198,720

Peru—0.4%
Peruvian Government International Bond,
6.90%, 8/12/37	PEN	425	112,914

Philippines—0.9%
Republic of Philippines,
3.95%, 1/20/40		$250	253,534

Romania—1.2%
Romanian Government International Bond,
6.125%, 1/22/44		300	351,750

Russian Federation—1.4%
Russian Federation Bond,
4.875%, 9/16/23		400	407,250

Serbia—1.1%
Serbia International Bond,
5.875%, 12/3/18		292	307,987

South Africa—1.0%
South Africa Government Bond,
6.50%, 2/28/41	ZAR	2,000	86,020
6.75%, 3/31/21		3,500	203,010

			289,030

Sri Lanka—0.9%
Republic of Sri Lanka,
5.875%, 7/25/22		$300	274,798

Turkey—1.7%
Turkey Government Bond,
8.00%, 3/12/25	TRY	200	58,943
Turkey Government International Bond,
4.25%, 4/14/26		$450	423,293

			482,236

Ukraine—1.3%
Ukraine Government International Bond (b),
zero coupon, 5/31/40		115	46,431
7.75%, 9/1/20		150	138,750
7.75%, 9/1/23		200	179,040

			364,221

United Arab Emirates—1.0%
IPIC GMTN Ltd. (a)(b),
5.00%, 11/15/20		253	279,987

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Uruguay—1.0%
Uruguay Government International Bond,
4.375%, 10/27/27	$284	$280,687

Venezuela—2.2%
Republic Of Venezuela,
5.75%, 2/26/16	700	630,000

Total Sovereign Debt Obligations (cost—$10,104,053)		9,600,538

Repurchase Agreements—9.2%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $2,637,009; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $2,689,750 including accrued interest (cost—$2,637,000)	2,637	2,637,000

Total Investments (cost—$29,881,251)—96.8%		27,865,091

Other assets less liabilities (g)—3.2%		910,835

Net Assets—100.0%		$28,775,926

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,782,688, representing 23.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2015.

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited) (continued)

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Credit default swap agreements outstanding at December 31, 2015:

OTC buy protection swap agreements(1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Value(5)	Upfront Premiums Paid	Unrealized Appreciation
Barclays Bank PLC:
Federative Republic of Brazil	$300	4.87%	12/20/20	1.00%	$49,526	$41,767	$7,759
Republic of Chile	2,000	1.25%	12/20/20	1.00%	23,568	12,879	10,689

					$73,094	$54,646	$18,448

OTC sell protection swap agreements(2):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Receive Rate	Value(5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank PLC:
Petroleo Brasileo SA	$400	5.08%	3/20/16	1.00%	$(4,287)	$(9,468)	$5,181
Republic of Peru	2,000	1.83%	12/20/20	1.00%	(79,977)	(60,397)	(19,580)
Goldman Sachs:
Republic of Venezuela	900	13.65%	3/20/16	5.00%	(149,001)	(78,750)	(70,251)

					$(233,265)	$(148,615)	$(84,650)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2015 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2015 (unaudited) (continued)

Forward foreign currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
187,142 Euro settling 1/13/16	State Street Bank	$203,000	$203,419	$419

Sold:
505,878 Euro settling 1/13/16	State Street Bank	563,634	549,878	13,756
794,370 Euro settling 1/13/16	State Street Bank	847,010	863,462	(16,452)

				$(2,277)

(h)	Transactions in options written for the three months ended December 31, 2015:

	Contracts	Premiums
Options outstanding, September 30, 2015	—	—
Options written	172	$49,688
Options terminated in closing transactions	(172)	(49,688)

Options outstanding, December 31, 2015	—	—

(i)	At December 31, 2015, the Fund pledged $40,007 in cash as collateral for derivatives.

Glossary:

€—Euro

FRN—Floating Rate Note

MXN—Mexican Peso

OTC—Over-the-Counter

PEN—Peruvian Nuevo Sol

TRY—Turkish Lira

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	33.3%
Banks	12.8%
Oil, Gas & Consumable Fuels	11.9%
Telecommunications	5.4%
Real Estate	4.3%
Diversified Financial Services	3.6%
Food & Beverage	2.4%
Electric Utilities	2.1%
Iron/Steel	1.9%
Commercial Services	1.6%
Media	1.4%
Holding Companies-Diversified	1.4%
Engineering & Construction	1.3%
Mining	1.2%
Apparel & Textiles	0.7%
Airlines	0.7%
Metal Fabricate/Hardware	0.7%
Transportation	0.5%
Coal	0.4%
Repurchase Agreements	9.2%
Other assets less liabilities	3.2%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Brazil—1.0%
Cia Paranaense de Energia	3,400	$13,695
Fleury S.A.	6,600	26,668
Paranapanema S.A. (d)	20,500	11,368
Smiles S.A.	3,600	31,548

		83,279

China—16.7%
361 Degrees International Ltd.	266,000	99,652
AMVIG Holdings Ltd.	26,000	10,803
Anhui Expressway Co., Ltd., Class H	18,000	15,259
CECEP COSTIN New Materials Group Ltd.	594,000	70,307
Chaowei Power Holdings Ltd. (d)	21,000	14,720
China Creative Home Group Ltd.	206,000	18,532
China Lesso Group Holdings Ltd.	103,000	71,478
China Lodging Group Ltd. ADR (d)	500	15,630
China Maple Leaf Educational Systems Ltd.	56,000	27,389
China National Materials Co., Ltd., Class H	129,000	24,480
China Southern Airlines Co., Ltd., Class H	20,000	15,418
Guangdong Yueyun Transportation Co. Ltd, Class H	16,000	12,002
JA Solar Holdings Co., Ltd. ADR (d)	3,300	32,010
Jiayuan.com International Ltd. ADR (d)	2,400	17,880
Ju Teng International Holdings Ltd.	128,000	60,712
Kingboard Laminates Holdings Ltd.	164,500	74,225
Lee & Man Paper Manufacturing Ltd.	173,000	96,004
Peak Sport Products Co., Ltd.	221,000	61,446
Poly Culture Group Corp., Ltd., Class H	22,700	61,921
Powerlong Real Estate Holdings Ltd.	249,000	52,417
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,400	39,660
Skyworth Digital Holdings Ltd.	110,000	71,361
Texhong Textile Group Ltd.	41,500	31,336
Tiangong International Co., Ltd.	210,000	17,537
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	26,000	20,107
Tianjin Development Holdings Ltd.	66,000	39,803
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd.	13,500	14,519
Tianneng Power International Ltd. (d)	182,000	152,270
Weiqiao Textile Co., Class H	178,000	83,036
Xingda International Holdings Ltd.	60,000	12,167
Yingde Gases Group Co., Ltd.	47,000	21,617
Yuexiu Real Estate Investment Trust REIT	110,000	58,966

		1,414,664

Czech Republic—0.6%
Philip Morris CR AS	103	49,705

	Shares	Value*

Greece—0.4%
Hellenic Petroleum S.A. (d)	6,882	$30,099

Hong Kong—5.0%
Champion REIT	427,000	212,602
Pak Fah Yeow International Ltd.	27,500	15,329
Pico Far East Holdings Ltd.	222,000	60,154
Playmates Toys Ltd.	68,000	17,121
Regal Real Estate Investment Trust REIT	105,000	26,227
Texwinca Holdings Ltd.	68,000	70,918
Victory City International Holdings Ltd.	200,000	20,279

		422,630

Hungary—2.9%
Richter Gedeon Nyrt	12,871	242,934

India—9.8%
Aurobindo Pharma Ltd.	3,570	47,017
Chennai Petroleum Corp. Ltd. (d)	20,707	62,276
Claris Lifesciences Ltd. (d)	14,798	47,470
Dishman Pharmaceuticals & Chemicals Ltd.	15,661	80,315
GHCL Ltd.	13,902	28,077
Jubilant Life Sciences Ltd.	7,941	49,129
Karnataka Bank Ltd.	19,145	35,264
KPIT Technologies Ltd.	20,410	51,721
Polaris Consulting & Services Ltd.	3,082	9,766
Rajesh Exports Ltd.	9,379	96,370
Tamil Nadu Newsprint & Papers Ltd.	3,773	15,290
Uflex Ltd.	3,503	9,694
Vardhman Textiles Ltd.	974	12,158
WNS Holdings Ltd. ADR (d)	5,500	171,545
Wockhardt Ltd.	5,030	115,826

		831,918

Indonesia—0.6%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	331,300	18,044
Elnusa Tbk PT	1,271,300	22,621
Sri Rejeki Isman Tbk PT	372,000	10,426

		51,091

Korea (Republic of)—18.8%
Aekyung Petrochemical Co., Ltd.	241	11,155
Dongwha Pharm Co., Ltd.	11,757	80,895
e-LITECOM Co., Ltd.	7,743	108,833
Humax Co., Ltd.	6,121	88,187
Huvis Corp.	1,787	11,782
Hyosung Corp.	601	59,441
Ilsung Pharmaceuticals Co., Ltd.	117	11,386
INTOPS Co., Ltd.	1,851	33,679
IsuPetasys Co., Ltd.	13,541	52,818
Jeil Pharmaceutical Co.	2,256	73,307
KC Green Holdings Co., Ltd.	12,053	93,263
KG Eco Technology Service Co., Ltd.	12,660	34,263
Kolon Industries, Inc.	1,115	59,309

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Korea Petro Chemical Ind Co., Ltd.	671	$96,844
Korea United Pharm, Inc.	5,345	78,612
Ktis Corp.	11,714	47,276
Kumkang Kind Co., Ltd.	294	9,782
Kwang Dong Pharmaceutical Co., Ltd.	6,851	64,569
LG Uplus Corp.	2,135	18,853
Moorim P&P Co., Ltd.	13,973	59,053
NICE Holdings Co., Ltd.	4,019	74,082
Pyeong Hwa Automotive Co., Ltd.	751	9,064
S&T Corp. (c)	1,474	37,157
S&T Dynamics Co., Ltd.	2,292	26,671
S&T Motiv Co., Ltd.	813	59,293
Samjin Pharmaceutical Co., Ltd.	1,936	38,054
Sebang Co., Ltd.	880	12,611
Taekwang Industrial Co., Ltd.	124	115,004
TK Chemical Corp. (d)	19,399	36,137
Ubiquoss, Inc.	2,634	26,284
Unid Co., Ltd.	266	10,331
Yearimdang Publishing Co., Ltd.	12,330	51,900

		1,589,895

Malaysia—4.3%
Evergreen Fibreboard Bhd. (d)	57,300	31,320
Malaysian Pacific Industries Bhd.	10,500	22,717
Mitrajaya Holdings Bhd.	54,100	15,076
Ta Ann Holdings Bhd.	16,700	19,526
Top Glove Corp. Bhd.	75,100	237,335
Unisem M Bhd.	70,400	38,932

		364,906

Mexico—0.1%
Grupo Aeroportuario del Centro Norte SAB De C.V. (d)	1,900	9,254

Philippines—1.1%
Cebu Air, Inc.	51,470	90,082

Poland—1.5%
Asseco Poland S.A.	4,780	68,789
Kernel Holding S.A.	4,796	58,614

		127,403

Russian Federation—1.2%
Acron JSC (b)	816	42,187
M Video PAO (b)	7,058	25,903
Ros Agro PLC GDR	2,739	37,661

		105,751

Singapore—0.6%
Yangzijiang Shipbuilding Holdings Ltd.	67,800	52,381

South Africa—1.6%
Aeci Ltd.	16,796	96,291
Clover Industries Ltd.	6,985	7,678
DataTec Ltd.	3,902	12,994
Emira Property Fund REIT	8,187	8,597
Hudaco Industries Ltd.	2,144	13,154

		138,714

	Shares	Value*

Taiwan—20.1%
Ability Enterprise Co., Ltd.	82,583	$58,581
China Chemical & Pharmaceutical Co., Ltd.	17,000	10,183
Coretronic Corp.	122,000	100,792
Feng Hsin Iron & Steel Co.	30,000	34,981
Gigabyte Technology Co., Ltd.	27,000	29,835
Global Lighting Technologies, Inc.	30,000	67,673
Grand Pacific Petrochemical	358,000	167,858
Holiday Entertainment Co., Ltd.	36,000	58,297
Huaku Development Co., Ltd.	109,000	194,810
Netronix, Inc.	49,000	86,266
Powertech Technology, Inc.	50,000	98,589
Sampo Corp.	80,000	28,914
SCI Pharmtech, Inc.	5,000	14,077
Shin Zu Shing Co., Ltd.	53,000	203,235
Shinkong Synthetic Fibers Corp.	45,000	13,084
Sinbon Electronics Co., Ltd.	52,000	96,659
Taiwan Shin Kong Security Co., Ltd.	27,000	32,623
Taiwan Union Technology Corp.	116,000	94,651
Topoint Technology Co., Ltd.	86,000	59,984
Visual Photonics Epitaxy Co., Ltd.	55,000	78,221
Win Semiconductors Corp.	106,811	160,007
Wistron NeWeb Corp.	5,400	14,239

		1,703,559

Thailand—6.6%
Advanced Information Technology PCL NVDR	42,700	33,225
Asia Plus Group Holdings PCL NVDR	98,000	9,494
Bangchak Petroleum PCL NVDR	11,400	10,401
IRPC PCL NVDR	954,300	113,170
Major Cineplex Group PCL NVDR	126,600	123,631
SVI PCL NVDR (d)	1,394,600	189,701
Thai Vegetable Oil PCL NVDR	123,900	76,859

		556,481

Turkey—2.1%
Aksa Akrilik Kimya Sanayii AS	15,513	55,612
Koza Anadolu Metal Madencilik Isletmeleri AS (d)	158,766	65,760
Soda Sanayii AS	11,550	16,736
Tat Gida Sanayi AS (d)	19,639	37,306

		175,414

United States—2.3%
Net 1 UEPS Technologies, Inc. (d)	14,165	191,369

Total Common Stock (cost—$8,371,353)		8,231,529

PREFERRED STOCK—3.1%

Brazil—1.7%
Suzano Papel e Celulose S.A., Class A	29,700	140,255

Russian Federation—1.4%
Bashneft PAO (b)	3,353	78,661
Sberbank of Russia PJSC (b)	40,916	42,962

		121,623

Total Preferred Stock (cost—$256,421)		261,878

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

EQUITY-LINKED SECURITY—0.1%

India—0.1%
CLSA Global Markets PTE Ltd., LIC Housing Finance Ltd., expires 10/7/19 (cost—$9,313)	1,361	$10,480

Total Investments (cost—$8,637,087) (a)—100.5%		8,503,887

Liabilities in excess of other assets (e)—(0.5)%		(41,601)

Net Assets-100.0%		$8,462,286

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $7,522,640, representing 88.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $189,713, representing 2.2% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Depreciation
Purchased:
59,736 South African Rand settling 1/5/16	Northern Trust Company	$3,909	$3,863	$(46)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Pharmaceuticals	10.7%
Chemicals	8.7%
Textiles, Apparel & Luxury Goods	7.8%
Semiconductors & Semiconductor Equipment	7.2%
IT Services	7.0%
Electronic Equipment, Instruments & Components	6.9%
Machinery	4.6%
Paper & Forest Products	4.3%
Media	3.9%
Oil, Gas & Consumable Fuels	3.8%
Real Estate Investment Trust	3.6%
Auto Components	2.9%
Real Estate Management & Development	2.9%
Health Care Equipment & Supplies	2.8%
Food Products	2.6%
Household Durables	2.1%
Metals & Mining	1.6%
Communications Equipment	1.5%
Software	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Airlines	1.2%
Commercial Services & Supplies	1.2%
Life Sciences Tools & Services	1.0%

Diversified Financial Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Building Products	0.8%
Health Care Providers & Services	0.8%
Banks	0.8%
Tobacco	0.6%
Banking	0.5%
Multi-Utilities	0.5%
Transportation Infrastructure	0.4%
Independent Power Producers & Energy Traders	0.4%
Diversified Consumer Services	0.3%
Aerospace & Defense	0.3%
Specialty Retail	0.3%
Construction Materials	0.3%
Containers & Packaging	0.2%
Diversified Telecommunication Services	0.2%
Internet Software & Services	0.2%
Leisure Equipment & Products	0.2%
Construction & Engineering	0.2%
Electric Utilities	0.2%
Trading Companies & Distributors	0.2%
Air Freight & Logistics	0.1%
Capital Markets	0.1%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—93.7%

Belgium—2.7%
bpost S.A. (c)	2,410	$59,135
EVS Broadcast Equipment S.A. (c)	780	24,582

		83,717

Finland—2.5%
Nokian Renkaat Oyj	2,160	77,115

France—13.3%
BNP Paribas S.A.	1,020	57,709
Coface S.A. (c)	3,300	33,438
Engie S.A.	3,380	59,871
SCOR SE	995	37,231
SES S.A.	3,090	85,623
Total S.A.	2,180	97,732
Vivendi S.A.	1,940	41,665

		413,269

Germany—10.3%
Drillisch AG (c)	1,210	50,905
Freenet AG (c)	2,949	99,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	860	171,344

		321,762

Italy—2.3%
MARR SpA (c)	1,280	26,447
Snam SpA	8,790	45,875

		72,322

Norway—5.4%
Statoil ASA	4,920	68,618
Telenor ASA	3,680	61,340
TGS Nopec Geophysical Co. ASA	2,300	36,609

		166,567

Portugal—1.3%
CTT-Correios de Portugal S.A. (c)	4,370	41,999

Spain—6.1%
Cia de Distribucion Integral Logista Holdings S.A. (c)	3,810	80,332
Enagas S.A.	2,400	67,699
Mapfre S.A.	16,390	41,027

		189,058

Sweden—4.9%
NCC AB, Class B (c)	2,130	66,079
Nordea Bank AB	7,840	86,019

		152,098

Switzerland—4.6%
Cembra Money Bank AG (c)(d)	1,017	65,390
Sunrise Communications Group AG (a)(c)(d)	1,316	77,576

		142,966

	Shares	Value*

United Kingdom—40.3%
Ashmore Group PLC (c)	16,370	$61,677
AstraZeneca PLC	1,460	98,619
BP PLC	19,300	100,296
British American Tobacco PLC	2,450	136,058
Centrica PLC	11,270	36,188
GlaxoSmithKline PLC	3,090	62,405
HSBC Holdings PLC	16,520	130,412
ICAP PLC	4,830	36,254
IG Group Holdings PLC	8,268	97,749
Imperial Tobacco Group PLC	1,960	103,523
Royal Dutch Shell PLC, Class A	4,930	112,439
Tate & Lyle PLC	3,880	34,176
Tullett Prebon PLC	3,960	21,661
UBM PLC (c)	9,660	74,869
Vodafone Group PLC	44,770	145,179

		1,251,505

Total Common Stock (cost—$3,130,960)		2,912,378

	Principal Amount (000s)

Repurchase Agreements—6.1%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $188,001; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $192,850 including accrued interest (cost—$188,000)	$188	188,000

Total Investments (cost—$3,318,960) (b)—99.8%		3,100,378

Other assets less liabilities (e)—0.2%		5,238

Net Assets—100.0%		$3,105,616

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,822,406, representing 90.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2015 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
13,000 British Pound settling 3/8/16	State Street Bank	$19,689	$19,167	$(522)
200,000 Norwegian Krone settling 3/8/16	State Street Bank	23,010	22,580	(430)
110,000 Polish Zloty settling 3/8/16	State Street Bank	27,764	28,008	244
30,000 Swedish Krona settling 3/8/16	State Street Bank	3,571	3,560	(11)
Sold:
786,059 British Pound settling 3/8/16	State Street Bank	1,187,658	1,158,929	28,729
1,205,341 Euro settling 3/8/16	State Street Bank	1,313,490	1,311,954	1,536
1,682,703 Norwegian Krone settling 3/8/16	State Street Bank	197,235	189,980	7,255
110,000 Polish Zloty settling 3/8/16	State Street Bank	27,692	28,008	(316)
1,300,000 Swedish Krona settling 3/8/16	State Street Bank	153,178	154,276	(1,098)
143,000 Swiss France settling 3/8/16	State Street Bank	143,770	143,152	618

				$36,005

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	12.2%
Wireless Telecommunication Services	9.5%
Banks	8.8%
Insurance	8.0%
Tobacco	7.7%
Air Freight & Logistics	5.8%
Diversified Telecommunication Services	5.8%
Pharmaceuticals	5.2%
Media	5.2%
Diversified Financial Services	4.2%
Capital Markets	3.8%
Gas Utilities	3.7%
Multi-Utilities	3.1%
Auto Components	2.5%
Construction & Engineering	2.1%
Consumer Finance	2.1%
Energy Equipment & Services	1.2%
Food Products	1.1%
Food & Staples Retailing	0.9%
Communications Equipment	0.8%
Repurchase Agreements	6.1%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—35.7%

Belgium—1.5%
bpost S.A. (f)	6,000	$147,224
Warehouses De Pauw CVA REIT	1,800	158,918

		306,142

France—0.8%
Engie S.A.	9,000	159,419

Germany—4.8%
BASF SE	2,100	159,974
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	179,313
SAP SE	1,600	126,965
TLG Immobilien AG (f)	6,282	117,825
Vonovia SE	11,900	367,628

		951,705

Hong Kong—2.5%
HKT Trust & HKT Ltd.	222,400	284,096
Power Assets Holdings Ltd.	22,600	207,768

		491,864

Indonesia—1.3%
Bank Negara Indonesia Persero Tbk PT	130,000	46,542
Indocement Tunggal Prakarsa Tbk PT	30,000	48,108
Telekomunikasi Indonesia Persero Tbk PT	777,300	174,098

		268,748

Israel—0.4%
Mobileye NV (g)	2,000	84,560

Italy—0.6%
Eni SpA	7,700	114,408

New Zealand—1.0%
Spark New Zealand Ltd.	87,100	196,120

Norway—2.1%
Telenor ASA	9,300	155,018
Yara International ASA	6,300	270,952

		425,970

Portugal—1.0%
CTT-Correios de Portugal S.A. (f)	20,000	192,217

Switzerland—2.4%
Nestle S.A.	3,200	237,553
Roche Holding AG	900	249,397

		486,950

Turkey—1.4%
Tupras Turkiye Petrol Rafinerileri AS (g)	11,500	274,278

United Kingdom—3.4%
BP PLC	28,000	145,507
Centrica PLC	33,200	106,604
Reckitt Benckiser Group PLC	2,900	268,326
Royal Dutch Shell PLC, Class A	7,300	165,339

		685,776

	Shares	Value*

United States—12.5%
Amazon.com, Inc. (e)(g)	400	$270,356
Cisco Systems, Inc. (e)	8,400	228,102
Eli Lilly & Co.	2,700	227,502
General Electric Co. (e)	8,300	258,545
Intel Corp. (e)	8,600	296,270
Johnson & Johnson	2,400	246,528
Merck & Co., Inc.	4,200	221,844
Microchip Technology, Inc. (e)	5,800	269,932
Microsoft Corp. (e)	5,100	282,948
Verizon Communications, Inc.	3,900	180,258

		2,482,285

Total Common Stock (cost—$6,522,101)		7,120,442

	Principal Amount (000s)

CORPORATE BONDS & NOTES—32.4%

Brazil—1.7%
Petrobras Global Finance BV,
4.375%, 5/20/23	$280	185,500
5.375%, 1/27/21	200	149,500

		335,000

Germany—6.3%
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16	250	250,011
KFW,
2.625%, 2/16/16	1,000	1,002,311

		1,252,322

Israel—1.1%
Israel Electric Corp., Ltd. (a)(b),
7.25%, 1/15/19	200	222,412

Mexico—1.9%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19	200	217,000
Petroleos Mexicanos,
6.625%, 6/15/35	190	170,763

		387,763

Supranational—10.0%
European Investment Bank,
0.625%, 4/15/16	1,000	999,853
Inter-American Development Bank,
0.625%, 9/12/16	1,000	1,000,118

		1,999,971

Switzerland—2.8%
Credit Suisse AG,
5.30%, 8/13/19	500	552,444

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

United States—8.6%
AT&T, Inc.,
5.80%, 2/15/19		$500	$552,113
HSBC USA, Inc.,
1.625%, 1/16/18		500	497,718
Oracle Corp.,
5.75%, 4/15/18		600	654,956

			1,704,787

Total Corporate Bonds & Notes (cost—$6,512,860)			6,454,699

SOVEREIGN DEBT OBLIGATIONS—18.7%

Brazil—1.4%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,500	269,807

Indonesia—2.5%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	6,900,000	499,093

Italy—5.6%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€439	505,185
3.10%, 9/15/26		446	604,672

			1,109,857

Mexico—2.2%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	7,500	448,872

Poland—2.0%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	400,233

Russian Federation—1.0%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	201,633

South Africa—1.9%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	6,000	379,218

Spain—2.1%
Spain Government Inflation Linked Bond (b)(d),
1.80%, 11/30/24		€351	418,782

Total Sovereign Debt Obligations (cost—$4,717,734)			3,727,495

U.S. TREASURY OBLIGATIONS—2.4%

U.S. Treasury Inflation Indexed Notes (d), 0.25%, 1/15/25 (cost—$477,770)		$502	478,823

	Shares	Value*

EXCHANGE-TRADED FUNDS—1.7%

iShares MSCI Emerging Markets Index (e) (cost—$436,510)	10,400	$334,776

PREFERRED STOCK—0.4%

Brazil—0.4%
Vale S.A. (cost—$196,083)	35,000	89,670

	Principal Amount (000s)

Repurchase Agreements—7.4%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $1,473,005; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $1,507,275 including accrued interest (cost—$1,473,000)	$1,473	1,473,000

Total Investments (cost—$20,336,058) (c)—98.7%		19,678,905

Other assets less liabilities (h)—1.3%		252,597

Net Assets—100.0%		$19,931,502

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $891,056, representing 4.5% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $4,200,253, representing 21.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for option written. There were no open options written at December 31, 2015; however, the Fund had securities segregated as collateral for any transaction in the future.
(f)	Affiliated security.
(g)	Non-income producing.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2015 (unaudited) (continued)

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Short:	10-Year U.S. Treasury Note	(5)	$(629)	3/21/16	$1,748
	5-Year U.S. Treasury Note	(4)	(473)	3/31/16	1,086
	Euro-Bobl	(3)	(426)	3/8/16	(233)
	Euro-Bund	(1)	(172)	3/8/16	(349)

					$2,252

Forward foreign currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
35,000,000 Indian Rupee settling 2/26/16	State Street Bank	$530,223	$524,648	$(5,575)

Sold:
400,000 Euro settling 2/26/16	State Street Bank	442,201	435,259	6,942
55,000,000 Japanese Yen settling 2/26/16	State Street Bank	457,182	458,078	(896)

				$471

(i)	Transactions in options written for the three months ended December 31, 2015:

	Contracts	Premiums
Options outstanding, September 30, 2015	—	—
Options written	20	$6,609
Options expired	(20)	(6,609)

Options outstanding, December 31, 2015	—	—

(j)	At December 31, 2015, the Fund pledged $89,950 in cash as collateral for derivatives.

Glossary:

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

PLN—Polish Zloty

REIT—Real Estate Investment Trust

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	20.6%
Sovereign Debt Obligations	18.7%
Oil, Gas & Consumable Fuels	6.0%
Software	5.8%
Diversified Telecommunication Services	5.0%
Pharmaceuticals	4.7%
Semiconductors & Semiconductor Equipment	2.8%
Telecommunications	2.8%
Real Estate Management & Development	2.4%
U.S. Treasury Obligations	2.4%
Chemicals	2.2%
Electric Utilities	2.2%
Air Freight & Logistics	1.7%
Exchange-Traded Funds	1.7%
Internet & Catalog Retail	1.4%
Household Products	1.3%
Multi-Utilities	1.3%
Industrial Conglomerates	1.3%
Auto Manufacturers	1.3%
Food Products	1.2%
Communications Equipment	1.1%
Household Products/Wares	1.1%
Insurance	0.9%
Real Estate Investment Trust	0.8%
Metals & Mining	0.4%
Construction Materials	0.2%
Repurchase Agreements	7.4%
Other assets less liabilities	1.3%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Australia—1.5%
Australia & New Zealand Banking Group Ltd.	2,198	$44,355

Canada—0.8%
Gibson Energy, Inc.	2,576	25,728

Denmark—2.1%
Novo Nordisk A/S, Class B	1,134	65,657

France—2.8%
BNP Paribas S.A.	815	46,111
Bureau Veritas S.A. (b)	2,067	41,198

		87,309

Germany—5.5%
Adidas AG	593	57,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	323	64,353
SAP SE	605	48,009

		169,918

Japan—4.0%
Astellas Pharma, Inc.	2,600	37,013
Daikin Industries Ltd.	700	50,975
Mazda Motor Corp.	1,700	35,079

		123,067

Norway—1.3%
Storebrand ASA (c)	10,105	39,575

Spain—4.2%
Amadeus IT Holding S.A., Class A	1,577	69,506
Industria de Diseno Textil S.A.	1,700	58,402

		127,908

Sweden—3.0%
Atlas Copco AB, Class A	1,864	45,714
Skandinaviska Enskilda Banken AB, Class A	4,436	46,651

		92,365

Switzerland—5.8%
Nestle S.A.	773	57,384
Roche Holding AG	265	73,434
UBS Group AG	2,480	48,110

		178,928

United Kingdom—12.2%
AstraZeneca PLC	728	49,175
BG Group PLC	3,435	49,793
BHP Billiton PLC	2,043	22,783
Prudential PLC	2,873	64,727
Unilever PLC	1,520	65,196
Vodafone Group PLC	18,923	61,363
WPP PLC	2,707	62,266

		375,303

	Shares	Value*

United States—52.6%
Accenture PLC, Class A	571	$59,670
Agilent Technologies, Inc.	1,359	56,820
Alphabet, Inc., Class A (c)	111	86,359
American Express Co.	834	58,005
Apple, Inc.	607	63,893
Biogen, Inc. (c)	119	36,456
Citigroup, Inc.	1,443	74,675
Colgate-Palmolive Co.	982	65,421
Eaton Corp. PLC	882	45,899
Ecolab, Inc.	435	49,755
EOG Resources, Inc.	676	47,854
Estee Lauder Cos., Inc., Class A	797	70,184
IDEX Corp.	775	59,373
Intel Corp.	1,032	35,552
International Flavors & Fragrances, Inc.	527	63,050
Intuit, Inc.	546	52,689
Johnson & Johnson	720	73,958
Microsoft Corp.	1,292	71,680
Mondelez International, Inc., Class A	1,393	62,462
Nielsen Holdings PLC	992	46,227
Priceline Group, Inc. (c)	52	66,297
Schlumberger Ltd.	785	54,754
Starbucks Corp.	1,409	84,582
Visa, Inc., Class A	1,163	90,191
Wells Fargo & Co.	1,972	107,198
WW Grainger, Inc.	164	33,225

		1,616,229

Total Common Stock (cost—$2,956,375)		2,946,342

PREFERRED STOCK—2.0%

Germany—2.0%
Henkel AG & Co. KGaA (cost—$61,679)	554	61,828

Total Investments (cost—$3,018,054)(a)—97.8%		3,008,170

Other assets less liabilities—2.2%		67,597

Net Assets-100.0%		$3,075,767

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,366,213, representing 44.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.4%
Pharmaceuticals	9.7%
IT Services	7.1%
Software	5.6%
Insurance	5.5%
Personal Products	4.4%
Oil, Gas & Consumable Fuels	4.0%
Food Products	3.9%
Chemicals	3.7%
Machinery	3.4%
Professional Services	2.8%
Internet Software & Services	2.8%
Hotels, Restaurants & Leisure	2.7%
Internet & Catalog Retail	2.2%
Household Products	2.1%
Technology Hardware, Storage & Peripherals	2.1%
Media	2.0%
Household Products/Wares	2.0%
Wireless Telecommunication Services	2.0%
Specialty Retail	1.9%
Consumer Finance	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Life Sciences Tools & Services	1.8%
Energy Equipment & Services	1.8%
Building Products	1.7%
Capital Markets	1.6%
Electrical Equipment	1.5%
Biotechnology	1.2%
Semiconductors & Semiconductor Equipment	1.2%
Automobiles	1.1%
Trading Companies & Distributors	1.1%
Metals & Mining	0.7%
Other assets less liabilities	2.2%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—90.1%

Austria—1.9%
Andritz AG	148,430	$7,223,828

Canada—0.9%
Stantec, Inc.	140,000	3,472,429

China—4.3%
Guangdong Investment Ltd.	11,492,000	16,170,191

Finland—4.0%
Uponor Oyj	760,000	11,211,505
Wartsila Oyj Abp	81,000	3,698,291

		14,909,796

France—5.0%
Suez Environnement Co.	988,437	18,487,051

Germany—2.9%
GEA Group AG	270,483	10,927,735

Hong Kong—3.8%
Beijing Enterprises Water Group Ltd. (b)	20,142,000	14,100,486

Israel—1.3%
Israel Chemicals Ltd.	1,210,000	4,911,755

Italy—2.0%
ACEA SpA	239,353	3,680,450
Hera SpA	1,377,552	3,650,783

		7,331,233

Netherlands—1.1%
Arcadis NV	197,920	3,978,849

Sweden—1.0%
Sweco AB, Class B	265,360	3,905,843

Switzerland—11.4%
Belimo Holding AG	3,045	7,448,333
Geberit AG	87,351	29,585,998
Georg Fischer AG	8,371	5,683,092

		42,717,423

United Kingdom—10.6%
Halma PLC	794,998	10,123,253
Pennon Group PLC	579,426	7,350,853
Severn Trent PLC	573,177	18,322,500
Spectris PLC	136,984	3,635,396

		39,432,002

United States—39.9%
American Water Works Co., Inc.	500,706	29,917,183
AO Smith Corp.	54,557	4,179,612
Aqua America, Inc.	400,000	11,920,000
Danaher Corp.	253,247	23,521,581
Ecolab, Inc.	31,500	3,602,970

	Shares	Value*

Franklin Electric Co., Inc.	463,896	$12,539,109
IDEX Corp.	227,772	17,449,613
ITT Corp.	105,891	3,845,961
Mueller Water Products, Inc., Class A	1,863,371	16,024,991
Xylem, Inc.	708,791	25,870,872

		148,871,892

Total Common Stock (cost—$303,985,173)		336,440,513

	Principal Amount (000s)

Repurchase Agreements—8.9%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $33,063,110; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $33,728,450 including accrued interest (cost—$33,063,000)	$33,063	33,063,000

Total Investments (cost—$337,048,173) (a)—99.0%		369,503,513

Other assets less liabilities—1.0%		3,687,025

Net Assets—100.0%		$373,190,538

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $172,742,016, representing 46.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Water Utilities	26.2%
Machinery	24.3%
Building Products	14.0%
Multi-Utilities	6.9%
Industrial Conglomerates	6.3%
Electronic Equipment, Instruments & Components	3.7%
Electrical Equipment	3.4%
Chemicals	2.3%
Construction & Engineering	2.1%
Professional Services	0.9%
Repurchase Agreements	8.9%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—97.9%

Advertising—0.5%
Affinion Group, Inc.,
7.875%, 12/15/18	$2,150	$1,397,500

Aerospace & Defense—1.7%
KLX, Inc. (a)(b),
5.875%, 12/1/22	1,165	1,112,575
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	948	650,565
TransDigm, Inc.,
6.50%, 5/15/25 (a)(b)	1,430	1,390,675
7.50%, 7/15/21	1,830	1,903,200

		5,057,015

Auto Components—2.0%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	2,990	3,139,500
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	2,778	2,444,640
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	500	515,000

		6,099,140

Auto Manufacturers—0.6%
Navistar International Corp.,
8.25%, 11/1/21	2,790	1,925,100

Banks—1.1%
CIT Group, Inc.,
5.00%, 8/15/22	645	663,950
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	2,740	2,781,812

		3,445,762

Building Materials—1.0%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,045	3,174,413

Chemicals—3.1%
A Schulman, Inc. (a)(b),
6.875%, 6/1/23	2,465	2,372,562
Chemours Co. (a)(b),
7.00%, 5/15/25	2,760	1,890,600
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	1,665	1,640,025
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	2,185	1,900,950
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	1,755	1,605,825

		9,409,962

Commercial Services—6.7%
Cardtronics, Inc.,
5.125%, 8/1/22	1,440	1,396,800
Cenveo Corp.,
6.00%, 8/1/19 (a)(b)	1,025	727,750
11.50%, 5/15/17	3,105	2,887,650
ExamWorks Group, Inc.,
5.625%, 4/15/23	2,720	2,716,600
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	3,020	2,382,025
9.75%, 8/1/18	1,095	1,014,244

	Principal Amount (000s)	Value*

Hertz Corp.,
6.75%, 4/15/19	$1,985	$2,032,640
RR Donnelley & Sons Co.,
7.00%, 2/15/22	2,845	2,702,750
SFX Entertainment, Inc. (a)(b)(c),
9.625%, 2/1/19	2,761	1,532,355
United Rentals North America, Inc.,
5.50%, 7/15/25	2,950	2,872,562

		20,265,376

Computers—0.6%
Unisys Corp.,
6.25%, 8/15/17	1,850	1,893,938

Containers & Packaging—0.9%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	660	647,625
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	1,930	1,946,888

		2,594,513

Distribution/Wholesale—1.9%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	2,375	2,339,375
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,283,687

		5,623,062

Diversified Financial Services—6.3%
Affinion International Holdings Ltd. (a)(b),
7.50%, 7/30/18	480	349,200
Ally Financial, Inc.,
5.75%, 11/20/25	2,345	2,380,175
8.00%, 3/15/20	2,355	2,690,587
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,815	753,013
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,600	1,508,000
International Lease Finance Corp.,
8.25%, 12/15/20	3,350	3,969,750
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,950	1,871,025
9.625%, 5/1/19	1,000	1,035,000
Navient Corp.,
8.45%, 6/15/18	2,365	2,495,075
Springleaf Finance Corp.,
6.90%, 12/15/17	1,215	1,260,562
8.25%, 10/1/23	945	959,175

		19,271,562

Electric Utilities—1.1%
NRG Energy, Inc.,
6.25%, 5/1/24	3,001	2,536,445
Talen Energy Supply LLC (a)(b),
6.50%, 6/1/25	1,355	901,075

		3,437,520

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electrical Equipment—0.4%
Anixter, Inc.,
5.125%, 10/1/21	$100	$100,375
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	1,440	1,191,600

		1,291,975

Electronics—0.7%
Kemet Corp.,
10.50%, 5/1/18	2,559	2,187,945

Energy-Alternate Sources—0.7%
TerraForm Power Operating LLC (a)(b),
5.875%, 2/1/23	2,645	2,201,963

Engineering & Construction—0.9%
AECOM,
5.875%, 10/15/24	2,755	2,820,431

Entertainment—1.7%
Cedar Fair L.P.,
5.375%, 6/1/24	3,145	3,192,175
International Game Technology PLC (a)(b),
6.25%, 2/15/22	2,190	2,058,600

		5,250,775

Food & Beverage—1.1%
Post Holdings, Inc.,
7.375%, 2/15/22	2,335	2,442,994
SUPERVALU, Inc.,
8.00%, 5/1/16	832	851,302

		3,294,296

Healthcare-Products—2.6%
Hologic, Inc. (a)(b),
5.25%, 7/15/22	2,245	2,298,319
Kinetic Concepts, Inc.,
10.50%, 11/1/18	2,820	2,756,550
Teleflex, Inc.,
5.25%, 6/15/24	2,855	2,855,000

		7,909,869

Healthcare-Services—4.7%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,150	1,151,438
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	1,810	1,813,394
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	1,980	1,950,300
HCA, Inc.,
7.50%, 2/15/22	3,000	3,337,500
Kindred Healthcare, Inc.,
6.375%, 4/15/22	2,123	1,770,051
8.75%, 1/15/23	1,235	1,140,831
Tenet Healthcare Corp.,
8.125%, 4/1/22	3,070	3,077,675

		14,241,189

Holding Companies-Diversified—0.8%
Horizon Pharma Financing, Inc. (a)(b),
6.625%, 5/1/23	2,860	2,559,700

	Principal Amount (000s)	Value*

Home Builders—2.9%
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	$2,165	$2,097,344
CalAtlantic Group, Inc.,
5.875%, 11/15/24	615	645,750
8.375%, 5/15/18	2,360	2,645,560
KB Home,
8.00%, 3/15/20	3,105	3,380,568

		8,769,222

Household Products/Wares—1.6%
Jarden Corp. (a)(b),
5.00%, 11/15/23	2,675	2,748,562
Spectrum Brands, Inc. (a)(b),
5.75%, 7/15/25	2,000	2,060,000

		4,808,562

Insurance—0.8%
CNO Financial Group, Inc.,
5.25%, 5/30/25	2,310	2,359,088

Internet—1.9%
j2 Global, Inc.,
8.00%, 8/1/20	2,780	2,919,000
Netflix, Inc. (a)(b),
5.875%, 2/15/25	2,920	3,007,600

		5,926,600

Iron/Steel—1.6%
AK Steel Corp.,
7.625%, 5/15/20	650	271,375
8.375%, 4/1/22	1,550	620,000
8.75%, 12/1/18	770	700,700
ArcelorMittal,
10.60%, 6/1/19	2,565	2,417,512
Steel Dynamics, Inc.,
5.50%, 10/1/24	830	759,450

		4,769,037

Leisure Time—0.7%
NCL Corp., Ltd. (a)(b),
5.25%, 11/15/19	2,195	2,238,900

Lodging—1.1%
MGM Resorts International,
6.625%, 12/15/21	2,000	2,057,500
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	1,455	1,302,225

		3,359,725

Machinery-Construction & Mining—0.8%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	2,735	2,475,175

Machinery-Diversified—0.7%
Zebra Technologies Corp.,
7.25%, 10/15/22	1,930	2,021,675

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—7.1%
American Media, Inc.,
11.50%, 12/15/17	$2,565	$2,536,144
Cablevision Systems Corp.,
8.625%, 9/15/17	1,545	1,629,975
CCO Holdings LLC,
5.75%, 1/15/24	2,070	2,132,100
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	1,710	1,673,663
DISH DBS Corp.,
5.875%, 7/15/22	2,000	1,870,000
Gray Television, Inc.,
7.50%, 10/1/20	2,545	2,624,531
LIN Television Corp.,
5.875%, 11/15/22	1,930	1,925,175
McClatchy Co.,
9.00%, 12/15/22	1,660	1,483,625
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	1,595	1,698,675
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,390	2,452,737
Sinclair Television Group, Inc.,
6.375%, 11/1/21	1,670	1,728,450

		21,755,075

Mining—1.0%
Alcoa, Inc.,
5.90%, 2/1/27	1,330	1,226,925
HudBay Minerals, Inc.,
9.50%, 10/1/20	1,795	1,323,813
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,350	470,000

		3,020,738

Miscellaneous Manufacturing—0.7%
Trinseo Materials Operating SCA (a)(b),
6.75%, 5/1/22	2,250	2,221,875

Oil, Gas & Consumable Fuels—7.5%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,220	660,100
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	3,565	3,119,375
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	735	599,025
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,615	1,066,425
Concho Resources, Inc.,
7.00%, 1/15/21	1,930	1,910,700
CVR Refining LLC,
6.50%, 11/1/22	2,175	2,120,625
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,285	651,225
11.00%, 3/15/20 (a)(b)	4,185	1,475,213
EP Energy LLC,
9.375%, 5/1/20	2,860	1,837,550

	Principal Amount (000s)	Value*

Linn Energy LLC,
6.50%, 9/15/21	$1,415	$198,100
Range Resources Corp. (a)(b),
4.875%, 5/15/25	2,730	2,085,037
Rice Energy, Inc.,
6.25%, 5/1/22	2,710	1,964,750
Sanchez Energy Corp.,
6.125%, 1/15/23	2,625	1,430,625
Sunoco L.P. (a)(b),
6.375%, 4/1/23	3,055	2,886,975
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	610	141,825
Vanguard Natural Resources LLC,
7.875%, 4/1/20	2,560	691,200

		22,838,750

Paper & Forest Products—0.6%
Mercer International, Inc.,
7.75%, 12/1/22	1,825	1,852,375

Pharmaceuticals—1.4%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,825	1,797,625
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	1,900	1,700,500
7.50%, 7/15/21	720	721,800

		4,219,925

Pipelines—1.9%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	1,895	1,553,900
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	2,309	2,020,375
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	730,575
6.25%, 10/15/22 (a)(b)	1,605	1,528,762

		5,833,612

Real Estate—0.8%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,481	2,400,368

Real Estate Investment Trust—0.8%
Equinix, Inc.,
5.375%, 1/1/22	1,660	1,709,800
iStar, Inc.,
7.125%, 2/15/18	720	747,900

		2,457,700

Retail—3.3%
Conn’s, Inc.,
7.25%, 7/15/22	1,425	1,221,938
Dollar Tree, Inc. (a)(b),
5.75%, 3/1/23	2,165	2,267,838
L Brands, Inc. (a)(b),
6.875%, 11/1/35	2,465	2,542,031
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	1,465	1,091,425
Sonic Automotive, Inc.,
7.00%, 7/15/22	2,665	2,831,562

		9,954,794

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Semiconductors—3.2%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	$1,860	$1,357,800
7.50%, 8/15/22	885	606,225
Amkor Technology, Inc.,
6.375%, 10/1/22	2,750	2,684,688
Micron Technology, Inc.,
5.875%, 2/15/22	2,900	2,831,125
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	2,285	2,344,981

		9,824,819

Semiconductors & Semiconductor Equipment—0.7%
Qorvo, Inc. (a)(b),
7.00%, 12/1/25	2,000	2,065,000

Shipbuilding—0.5%
Huntington Ingalls Industries, Inc. (a)(b),
5.00%, 12/15/21	1,505	1,538,863

Software—3.9%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	1,250	1,328,125
First Data Corp. (a)(b),
7.00%, 12/1/23	2,685	2,691,712
MSCI, Inc. (a)(b),
5.25%, 11/15/24	1,950	1,984,125
Open Text Corp. (a)(b),
5.625%, 1/15/23	2,280	2,262,900
Rackspace Hosting, Inc. (a)(b),
6.50%, 1/15/24	1,990	1,925,325
SS&C Technologies Holdings, Inc. (a)(b),
5.875%, 7/15/23	1,590	1,645,650

		11,837,837

Telecommunications—9.6%
CommScope Technologies Finance LLC (a)(b),
6.00%, 6/15/25	2,540	2,451,100
Consolidated Communications, Inc.,
6.50%, 10/1/22	2,020	1,706,900
EarthLink Holdings Corp.,
7.375%, 6/1/20	2,032	2,077,720
8.875%, 5/15/19	1,141	1,166,673
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	2,915	3,100,831
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	2,335	2,154,038
Level 3 Financing, Inc. (a)(b),
5.375%, 5/1/25	2,490	2,486,887
Sprint Communications, Inc.,
6.00%, 11/15/22	1,065	766,800
11.50%, 11/15/21	3,515	3,251,375
T-Mobile USA, Inc.,
6.625%, 11/15/20	1,935	2,016,251
6.625%, 4/1/23	1,160	1,186,100
6.836%, 4/28/23	2,885	2,993,187

	Principal Amount (000s)	Value*

West Corp. (a)(b),
5.375%, 7/15/22	$2,075	$1,797,469
Windstream Services LLC,
7.50%, 6/1/22	2,720	2,097,800

		29,253,131

Transportation—1.7%
Erickson, Inc.,
8.25%, 5/1/20	2,941	1,816,068
XPO Logistics, Inc. (a)(b),
6.50%, 6/15/22	700	650,125
7.875%, 9/1/19	2,620	2,673,762

		5,139,955

Total Corporate Bonds & Notes (cost—$337,819,631)		298,295,807

	Shares

COMMON STOCK—0.3%

Diversified Financial Services—0.3%
Affinion International Holding (d)(e) (cost—$769,748)	43,401	908,390

Total Investments (cost—$338,589,379)—98.2%		299,204,197

Other assets less liabilities—1.8%		5,588,788

Net Assets—100.0%		$304,792,985

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $94,641,079, representing 31.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Fair-Valued—Security with a value of $908,390, representing 0.3% of net assets.
(e)	Non-income producing.

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Australia—2.4%
CSL Ltd.	463	$35,299
REA Group Ltd.	469	18,661
Seek Ltd.	1,975	21,982

		75,942

Brazil—3.6%
Ambev S.A.	5,214	23,428
Cielo S.A.	2,388	20,172
Lojas Renner S.A.	5,095	21,887
Odontoprev S.A.	8,272	19,723
WEG S.A.	6,816	25,735

		110,945

Canada—6.3%
Bank of Nova Scotia	762	30,822
Canadian National Railway Co.	901	50,367
Constellation Software, Inc.	69	28,767
Restaurant Brands International, Inc.	1,622	60,662
Richelieu Hardware Ltd.	514	25,208

		195,826

China—3.2%
Baidu, Inc. ADR (c)	200	37,808
Tencent Holdings Ltd.	3,094	60,660

		98,468

Denmark—9.8%
Ambu A/S, Class B	1,476	44,955
Coloplast A/S, Class B	510	41,176
DSV A/S (b)	1,687	66,406
Novo Nordisk A/S, Class B	1,906	110,354
SimCorp A/S (b)	758	42,740

		305,631

France—6.8%
Bureau Veritas S.A. (b)	1,658	33,046
Dassault Systemes	449	35,889
Ingenico Group (b)	392	49,479
L’Oreal S.A.	251	42,220
Legrand S.A. (b)	910	51,474

		212,108

Germany—10.0%
Bechtle AG (b)	417	39,643
Fresenius SE & Co. KGaA	596	42,454
HUGO BOSS AG (b)	473	39,027
Infineon Technologies AG (b)	5,171	75,386
Norma Group SE (b)	515	28,465
SAP SE	1,096	86,971

		311,946

Hong Kong—2.3%
AIA Group Ltd.	10,389	62,075
Biostime International Holdings Ltd.	5,033	10,350

		72,425

	Shares	Value*

Indonesia—1.3%
Ace Hardware Indonesia Tbk PT	459,400	$27,324
Bank Mandiri Persero Tbk PT	20,600	13,679

		41,003

Japan—8.5%
Keyence Corp.	134	73,647
Nippon Paint Holdings Co., Ltd.	1,342	32,479
SMC Corp.	152	39,480
Sundrug Co., Ltd.	591	37,999
Sysmex Corp.	897	57,538
Unicharm Corp.	1,124	22,954

		264,097

Korea (Republic of)—1.9%
LG Household & Health Care Ltd.	68	60,383

Luxembourg—1.5%
Samsonite International S.A.	15,563	46,742

Mexico—1.2%
Fomento Economico Mexicano S.A.B. de C.V. UNIT	4,190	39,088

Netherlands—2.4%
Akzo Nobel NV	480	32,073
ASML Holding NV	481	42,737

		74,810

Philippines—2.2%
Jollibee Foods Corp.	5,340	24,789
Universal Robina Corp.	10,980	43,328

		68,117

South Africa—1.0%
Woolworths Holdings Ltd.	4,777	30,904

Spain—3.2%
Amadeus IT Holding S.A., Class A	1,215	53,551
Industria de Diseno Textil S.A.	1,305	44,832

		98,383

Sweden—9.6%
AddTech AB, Class B	1,901	32,372
Assa Abloy AB, Class B	2,272	47,559
Atlas Copco AB, Class A	1,995	48,927
Elekta AB, Class B	2,700	22,942
Hexagon AB, Class B	1,629	60,261
Hexpol AB	5,000	53,611
Trelleborg AB, Class B (b)	1,685	32,702

		298,374

Switzerland—5.2%
Cie Financiere Richemont S.A.	782	55,970
Roche Holding AG	196	54,313
UBS Group AG	2,753	53,407

		163,690

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

United Kingdom—17.1%
British American Tobacco PLC	1,581	$87,799
DCC PLC (b)	554	46,282
Diageo PLC	1,885	51,475
IMI PLC	1,730	21,952
Prudential PLC	2,567	57,833
Reckitt Benckiser Group PLC	1,021	94,469
Rotork PLC	8,630	23,225
Shire PLC	773	53,034
Spirax-Sarco Engineering PLC	605	29,260
Unilever PLC	1,561	66,955

		532,284

Total Investments (cost—$3,060,894) (a)—99.5%		3,101,166

Other assets less liabilities—0.5%		14,271

Net Assets—100.0%		$3,115,437

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,796,072, representing 89.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	8.0%
Pharmaceuticals	7.0%
Software	6.2%
Electronic Equipment, Instruments & Components	5.9%
Household Products	5.7%
Health Care Equipment & Supplies	5.3%
Textiles, Apparel & Luxury Goods	4.6%
Insurance	3.9%
Chemicals	3.8%
Semiconductors & Semiconductor Equipment	3.8%
Road & Rail	3.8%
Beverages	3.7%
IT Services	3.6%
Personal Products	3.5%
Internet Software & Services	3.2%
Tobacco	2.8%
Hotels, Restaurants & Leisure	2.7%
Specialty Retail	2.3%
Health Care Providers & Services	2.0%
Trading Companies & Distributors	1.8%
Professional Services	1.8%
Food Products	1.7%
Capital Markets	1.7%
Multi-line Retail	1.7%
Electrical Equipment	1.7%
Building Products	1.5%
Industrial Conglomerates	1.5%
Banks	1.4%
Food & Staples Retailing	1.2%
Biotechnology	1.1%
Media	0.6%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Australia—1.7%

Challenger Ltd.	214,492	$1,351,810
Millennium Services Group Ltd. (d)	108,212	171,902
Spotless Group Holdings Ltd.	886,113	694,308

		2,218,020

Austria—2.0%
AMS AG (c)	54,541	1,823,228
Schoeller-Bleckmann Oilfield Equipment AG	15,235	835,647

		2,658,875

Belgium—1.6%
Ontex Group NV (c)	61,341	2,180,988

China—3.6%
Boer Power Holdings Ltd.	285,000	512,757
China Everbright International Ltd.	892,000	1,139,436
Ju Teng International Holdings Ltd.	628,000	297,870
Nexteer Automotive Group Ltd.	1,293,000	1,429,244
Sunny Optical Technology Group Co., Ltd.	342,000	780,019
Wasion Group Holdings Ltd.	540,000	553,257

		4,712,583

Denmark—2.4%
SimCorp A/S (c)	56,754	3,200,096

Finland—2.9%
Amer Sports Oyj	77,528	2,263,495
Huhtamaki Oyj	42,024	1,524,943

		3,788,438

France—7.8%
GameLoft SE (c)(d)	182,545	1,200,072
Korian S.A.	62,590	2,289,381
Sartorius Stedim Biotech	11,965	4,589,268
Virbac S.A.	9,210	2,197,885

		10,276,606

Germany—5.1%
Aareal Bank AG (c)	61,707	1,943,056
Bechtle AG (c)	23,189	2,204,511
Bertrandt AG (c)	6,000	719,776
CANCOM SE (c)	41,165	1,944,409

		6,811,752

Hong Kong—0.4%
Techtronic Industries Co., Ltd.	142,500	576,875

Ireland—4.5%
Glanbia PLC	71,927	1,349,381
Kingspan Group PLC (c)	99,400	2,620,746
Permanent TSB Group Holdings PLC (d)	404,306	2,021,585

		5,991,712

	Shares	Value*

Italy—5.2%
Banca Popolare di Milano Scarl	2,321,575	$2,299,429
De’ Longhi SpA (c)	74,274	2,218,614
Yoox Net-A-Porter Group SpA (d)	62,119	2,313,985

		6,832,028

Japan—27.6%
ABC-Mart, Inc.	28,900	1,581,931
Aica Kogyo Co., Ltd.	47,500	933,394
Asics Corp.	77,200	1,601,706
Bandai Namco Holdings, Inc.	61,200	1,292,980
Benesse Holdings, Inc.	27,500	791,945
Calbee, Inc.	43,700	1,845,409
COOKPAD, Inc.	36,800	781,205
Daicel Corp.	175,400	2,610,284
Daiho Corp.	320,000	1,524,226
Disco Corp.	18,600	1,751,588
Don Quijote Holdings Co., Ltd.	41,800	1,467,963
Hoshizaki Electric Co., Ltd.	17,000	1,056,810
Kusuri No Aoki Co., Ltd.	34,100	1,664,449
Lion Corp.	241,000	2,267,819
MISUMI Group, Inc.	175,000	2,417,387
Mitsubishi Materials Corp.	532,000	1,675,612
Obayashi Corp.	119,000	1,098,037
Sanwa Holdings Corp.	180,100	1,424,411
Seiko Holdings Corp.	200,000	1,129,205
Suruga Bank Ltd.	63,000	1,298,341
Teijin Ltd.	326,000	1,110,964
Tokyo Tatemono Co., Ltd.	45,900	499,567
Unipres Corp.	65,800	1,486,466
Valor Holdings Co., Ltd.	42,700	1,007,049
Yamaha Motor Co., Ltd.	97,700	2,189,975

		36,508,723

Korea (Republic of)—1.2%
Dongbu Insurance Co., Ltd.	11,600	694,045
LIG Nex1 Co., Ltd. (d)	10,671	941,920

		1,635,965

Netherlands—1.6%
Aalberts Industries NV	61,356	2,114,066

Norway—0.6%
Opera Software ASA (c)	110,896	629,386
ProSafe SE	84,672	199,732

		829,118

Philippines—0.8%
Cosco Capital, Inc.	5,800,400	1,009,994

Spain—5.0%
Bolsas y Mercados Espanoles SHMSF S.A.	49,752	1,676,614
Gamesa Corp. Tecnologica S.A.	154,557	2,646,008
Melia Hotels International S.A.	174,969	2,311,136

		6,633,758

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Sweden—7.5%
Betsson AB (d)	184,467	$3,380,343
JM AB	41,517	1,235,952
NetEnt AB (c)(d)	58,259	3,395,447
Nibe Industrier AB, Class B	58,699	1,971,889

		9,983,631

Switzerland—4.8%
Burckhardt Compression Holding AG (c)	3,155	965,979
Georg Fischer AG	2,612	1,773,293
Interroll Holding AG (c)(d)	2,627	2,246,431
Leonteq AG (d)	9,430	1,362,164

		6,347,867

Taiwan—1.9%
Chipbond Technology Corp.	460,000	661,364
Hermes Microvision, Inc.	9,000	323,710
Primax Electronics Ltd. (c)	445,000	563,234
Sinbon Electronics Co., Ltd.	560,848	1,042,517

		2,590,825

United Kingdom—7.9%
ASOS PLC (d)	33,874	1,721,127
Auto Trader Group PLC (a)(d)	480,828	3,134,929
DS Smith PLC	133,711	782,151
Intermediate Capital Group PLC	180,477	1,663,735
Pets at Home Group PLC	447,320	1,818,349
Restaurant Group PLC	62,162	628,957
Senior PLC	194,908	660,523

		10,409,771

Total Common Stock (cost—$109,458,507)		127,311,691

	Principal Amount (000s)	Value*

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $4,007,013; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $4,090,450 including accrued interest (cost—$4,007,000)	$4,007	$4,007,000

Total Investments (cost—$113,465,507) (b)—99.1%		131,318,691

Other assets less liabilities—0.9%		1,162,764

Net Assets—100.0%		$132,481,455

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $121,929,853, representing 92.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	6.2%
Internet Software & Services	5.4%
Building Products	5.3%
Hotels, Restaurants & Leisure	4.8%
Banks	4.2%
Health Care Equipment & Supplies	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Software	3.3%
IT Services	3.1%
Internet & Catalog Retail	3.0%
Household Durables	3.0%
Chemicals	2.8%
Food & Staples Retailing	2.8%
Leisure Products	2.7%
Specialty Retail	2.6%
Food Products	2.4%
Electrical Equipment	2.4%
Diversified Financial Services	2.3%
Capital Markets	2.3%
Auto Components	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Electronic Equipment, Instruments & Components	2.0%
Construction & Engineering	2.0%
Trading Companies & Distributors	1.8%
Containers & Packaging	1.7%
Health Care Providers & Services	1.7%
Household Products	1.7%
Pharmaceuticals	1.7%
Automobiles	1.7%
Personal Products	1.6%
Commercial Services & Supplies	1.5%
Thrifts & Mortgage Finance	1.5%
Metals & Mining	1.3%
Aerospace & Defense	1.2%
Multi-line Retail	1.1%
Energy Equipment & Services	0.8%
Diversified Consumer Services	0.6%
Media	0.6%
Professional Services	0.5%
Insurance	0.5%
Technology Hardware, Storage & Peripherals	0.4%
Real Estate Management & Development	0.4%
Repurchase Agreements	3.0%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.8%

Air Freight & Logistics—0.4%
Echo Global Logistics, Inc. (b)	9,564	$195,010

Auto Components—2.4%
Motorcar Parts of America, Inc. (b)	21,220	717,448
Tower International, Inc.	15,364	438,950

		1,156,398

Banks—6.2%
Ameris Bancorp	15,343	521,509
First Merchants Corp.	18,042	458,628
First NBC Bank Holding Co. (b)	11,441	427,779
Franklin Financial Network, Inc. (b)	8,961	281,196
Pacific Premier Bancorp, Inc. (b)	22,371	475,384
Seacoast Banking Corp. of Florida (b)	29,627	443,812
Stonegate Bank	9,649	317,066

		2,925,374

Biotechnology—11.5%
Advaxis, Inc. (b)	19,583	197,005
BioSpecifics Technologies Corp. (b)	8,344	358,542
Cara Therapeutics, Inc. (b)	19,091	321,874
Catalyst Pharmaceuticals, Inc. (b)	66,252	162,317
Chiasma, Inc. (b)	9,148	179,026
Concert Pharmaceuticals, Inc. (b)	15,013	284,797
Dynavax Technologies Corp. (b)	9,256	223,625
Eagle Pharmaceuticals, Inc. (b)	4,861	431,025
Five Prime Therapeutics, Inc. (b)	12,794	530,951
Flexion Therapeutics, Inc. (b)	15,589	300,400
Heron Therapeutics, Inc. (b)	7,855	209,729
La Jolla Pharmaceutical Co. (b)	9,753	263,331
Ligand Pharmaceuticals, Inc., Class B (b)	6,082	659,410
MacroGenics, Inc. (b)	8,459	261,975
Pfenex, Inc. (b)	16,701	206,758
Repligen Corp. (b)	22,469	635,648
Synergy Pharmaceuticals, Inc. (b)	39,274	222,684

		5,449,097

Building Products—5.2%
American Woodmark Corp. (b)	7,802	624,004
Builders FirstSource, Inc. (b)	48,290	535,053
Patrick Industries, Inc. (b)	21,691	943,558
PGT, Inc. (b)	33,497	381,531

		2,484,146

Capital Markets—0.7%
Cowen Group, Inc., Class A (b)	87,398	334,734

Chemicals—0.8%
American Vanguard Corp.	25,744	360,673

Communications Equipment—1.0%
ShoreTel, Inc. (b)	54,738	484,431

	Shares	Value*

Construction & Engineering—0.7%
Comfort Systems USA, Inc.	11,811	$335,669

Construction Materials—1.4%
U.S. Concrete, Inc. (b)	12,832	675,733

Diversified Consumer Services—1.0%
Carriage Services, Inc.	19,575	471,758

Diversified Telecommunication Services—1.5%
8x8, Inc. (b)	35,498	406,452
inContact, Inc. (b)	31,252	298,144

		704,596

Electronic Equipment, Instruments & Components—0.9%
ePlus, Inc. (b)	4,682	436,643

Energy Equipment & Services—0.5%
TETRA Technologies, Inc. (b)	29,284	220,216

Food Products—0.9%
John B Sanfilippo & Son, Inc.	8,008	432,672

Health Care Equipment & Supplies—7.2%
AtriCure, Inc. (b)	19,530	438,253
Cynosure, Inc., Class A (b)	12,713	567,890
Inogen, Inc. (b)	17,414	698,127
LeMaitre Vascular, Inc.	30,217	521,243
RTI Surgical, Inc. (b)	66,855	265,415
SurModics, Inc. (b)	12,460	252,564
Trinity Biotech PLC ADR	17,405	204,683
Vascular Solutions, Inc. (b)	12,980	446,382

		3,394,557

Health Care Providers & Services—4.8%
Aceto Corp.	19,944	538,089
BioTelemetry, Inc. (b)	38,815	453,359
Cross Country Healthcare, Inc. (b)	38,196	626,032
Providence Service Corp. (b)	8,726	409,424
RadNet, Inc. (b)	40,054	247,534

		2,274,438

Health Care Technology—0.9%
Omnicell, Inc. (b)	14,074	437,420

Hotels, Restaurants & Leisure—3.8%
Carrols Restaurant Group, Inc. (b)	45,451	533,595
Eldorado Resorts, Inc. (b)	39,132	430,452
Kona Grill, Inc. (b)	13,501	214,126
Papa Murphy’s Holdings, Inc. (b)	17,474	196,757
Popeyes Louisiana Kitchen, Inc. (b)	7,040	411,840

		1,786,770

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Household Durables—3.5%
LGI Homes, Inc. (b)	24,562	$597,594
Libbey, Inc.	12,842	273,791
M/I Homes, Inc. (b)	18,157	398,001
WCI Communities, Inc. (b)	17,584	391,772

		1,661,158

Insurance—1.3%
Atlas Financial Holdings, Inc. (b)	14,520	288,948
Federated National Holding Co.	11,048	326,579

		615,527

Internet & Catalog Retail—1.0%
Nutrisystem, Inc.	21,446	464,091

Internet Software & Services—5.9%
Autobytel, Inc. (a)(b)	27,689	624,664
Five9, Inc. (b)	32,638	283,951
GTT Communications, Inc. (b)	19,203	327,603
Internap Corp. (b)	38,496	246,374
IntraLinks Holdings, Inc. (b)	35,155	318,856
Limelight Networks, Inc. (b)	101,293	147,888
Monster Worldwide, Inc. (b)	43,530	249,427
SPS Commerce, Inc. (b)	4,791	336,376
TechTarget, Inc. (b)	30,030	241,141

		2,776,280

IT Services—2.0%
Hackett Group, Inc.	27,653	444,384
Virtusa Corp. (b)	12,309	508,854

		953,238

Leisure Equipment & Products—1.1%
Nautilus, Inc. (b)	30,312	506,817

Life Sciences Tools & Services—4.4%
Albany Molecular Research, Inc. (b)	29,731	590,161
Cambrex Corp. (b)	17,948	845,171
NeoGenomics, Inc. (b)	83,739	659,026

		2,094,358

Machinery—2.0%
Kadant, Inc.	8,325	338,078
Lydall, Inc. (b)	12,514	443,997
NN, Inc.	11,236	179,102

		961,177

Media—1.8%
Carmike Cinemas, Inc. (b)	18,323	420,329
Entravision Communications Corp., Class A	54,125	417,304

		837,633

Oil, Gas & Consumable Fuels—1.9%
Bill Barrett Corp. (b)	29,134	114,497
Callon Petroleum Co. (b)	42,537	354,759
Teekay Tankers Ltd., Class A	62,596	430,660

		899,916

	Shares	Value*

Paper & Forest Products—0.8%
Neenah Paper, Inc.	5,863	$366,027

Pharmaceuticals—5.8%
ANI Pharmaceuticals, Inc. (b)	7,199	324,855
Cempra, Inc. (b)	8,461	263,391
Dermira, Inc. (b)	10,902	377,318
Intersect ENT, Inc. (b)	15,974	359,415
Intra-Cellular Therapies, Inc. (b)	6,733	362,168
Omeros Corp. (b)	18,985	298,634
Supernus Pharmaceuticals, Inc. (b)	24,989	335,852
Teligent, Inc. (b)	46,311	412,168

		2,733,801

Professional Services—1.5%
GP Strategies Corp. (b)	12,316	309,255
Kforce, Inc.	16,648	420,861

		730,116

Road & Rail—0.3%
Celadon Group, Inc.	14,562	144,018

Semiconductors & Semiconductor Equipment—3.2%
Inphi Corp. (b)	13,730	370,984
MaxLinear, Inc., Class A (b)	39,838	586,814
Tower Semiconductor Ltd. (b)	40,133	564,270

		1,522,068

Software—3.6%
Callidus Software, Inc. (b)	30,257	561,872
Rubicon Project, Inc. (b)	24,859	408,931
Silver Spring Networks, Inc. (b)	34,970	503,918
Telenav, Inc. (b)	37,226	211,816

		1,686,537

Specialty Retail—2.3%
Citi Trends, Inc.	12,137	257,911
Kirkland’s, Inc.	16,302	236,379
Shoe Carnival, Inc.	13,330	309,256
Sportsman’s Warehouse Holdings, Inc. (b)	22,365	288,509

		1,092,055

Thrifts & Mortgage Finance—3.1%
First Defiance Financial Corp.	8,831	333,635
LendingTree, Inc. (b)	7,485	668,261
Meridian Bancorp, Inc.	33,271	469,121

		1,471,017

Wireless Telecommunication Services—0.5%
Boingo Wireless, Inc. (b)	38,937	257,763

Total Common Stock (cost—$36,917,226)		46,333,932

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—5.4%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $2,559,009; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $2,613,625 including accrued interest (cost—$2,559,000)	$2,559	$2,559,000

Total Investments (cost—$39,476,226)—103.2%		48,892,932

Liabilities in excess of other assets—(3.2)%		(1,526,018)

Net Assets—100.0%		$47,366,914

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (c)(d)—45.7%
AllianzGI Global Natural Resources	61,495	$817,265
PIMCO Commodity RealReturn Strategy	105,692	666,914

Total Mutual Funds (cost—$2,103,866)		1,484,179

COMMON STOCK—28.3%

Australia—2.1%
Dexus Property Group REIT	1,115	6,048
Goodman Group REIT	1,464	6,634
GPT Group REIT	1,482	5,132
LendLease Group UNIT	454	4,684
Mirvac Group REIT	3,061	4,382
Scentre Group REIT	4,455	13,513
Stockland REIT	1,965	5,833
Vicinity Centres	5,627	11,415
Westfield Corp. REIT	1,625	11,180

		68,821

Austria—0.1%
BUWOG AG (e)	101	2,191

Canada—0.9%
Brookfield Asset Management, Inc., Class A	727	22,934
First Capital Realty, Inc.	157	2,082
H&R Real Estate Investment Trust REIT	114	1,652
RioCan Real Estate Investment Trust REIT	131	2,243

		28,911

France—1.1%
Fonciere Des Regions REIT	25	2,236
Gecina S.A. REIT	29	3,526
ICADE REIT	28	1,879
Klepierre REIT	182	8,090
Unibail-Rodamco SE REIT	81	20,568

		36,299

Germany—0.6%
Deutsche Wohnen AG	279	7,715
Vonovia SE	382	11,801

		19,516

Hong Kong—2.7%
Cheung Kong Property Holdings Ltd.	2,263	14,741
Hang Lung Properties Ltd.	1,878	4,255
Henderson Land Development Co., Ltd.	968	5,905
Hysan Development Co., Ltd.	541	2,217
Kerry Properties Ltd.	548	1,495
Link REIT	1,900	11,364
New World Development Co., Ltd.	5,440	5,349
Sino Land Co., Ltd.	3,271	4,773
Sun Hung Kai Properties Ltd.	1,464	17,625
Swire Pacific Ltd., Class A	493	5,529
Swire Properties Ltd.	986	2,829
Wharf Holdings Ltd.	1,136	6,285
Wheelock & Co., Ltd.	856	3,609

		85,976

	Shares	Value*

Japan—3.4%
Aeon Mall Co., Ltd.	130	$2,230
Daito Trust Construction Co., Ltd.	61	7,046
Daiwa House Industry Co., Ltd.	500	14,373
Hulic Co., Ltd.	325	2,854
Japan Prime Realty Investment Corp. REIT	1	3,415
Japan Real Estate Investment Corp. REIT	1	4,853
Japan Retail Fund Investment Corp. REIT	2	3,848
Mitsubishi Estate Co., Ltd.	1,048	21,791
Mitsui Fudosan Co., Ltd.	796	19,978
Nippon Building Fund, Inc. REIT	1	4,779
Nippon Prologis REIT, Inc. REIT	1	1,809
Nomura Real Estate Holdings, Inc.	106	1,966
Nomura Real Estate Master Fund, Inc. (e)	3	3,729
NTT Urban Development Corp.	200	1,922
Sumitomo Realty & Development Co., Ltd.	303	8,648
Tokyo Tatemono Co., Ltd.	200	2,177
Tokyu Fudosan Holdings Corp.	431	2,701
United Urban Investment Corp. REIT	2	2,715

		110,834

Singapore—0.7%
Ascendas Real Estate Investment Trust REIT	1,722	2,760
CapitaLand Commercial Trust REIT	1,729	1,641
CapitaLand Ltd.	2,115	4,971
CapitaLand Mall Trust REIT	2,670	3,623
City Developments Ltd.	342	1,840
Global Logistic Properties Ltd.	2,200	3,322
Suntec Real Estate Investment Trust REIT	1,997	2,175
UOL Group Ltd.	395	1,731

		22,063

Switzerland—0.1%
Swiss Prime Site AG (e)	56	4,373

United Kingdom—1.0%
British Land Co. PLC REIT	803	9,291
Hammerson PLC REIT	644	5,693
Intu Properties PLC REIT	777	3,630
Land Securities Group PLC REIT	659	11,424
Segro PLC REIT	620	3,924

		33,962

United States—15.6%
American Capital Agency Corp. REIT	297	5,150
American Tower Corp. REIT	357	34,611
Annaly Capital Management, Inc. REIT	804	7,542
AvalonBay Communities, Inc. REIT	111	20,438
Boston Properties, Inc. REIT	130	16,580
Brixmor Property Group, Inc. REIT	151	3,899
Camden Property Trust REIT	73	5,603
Care Capital Properties, Inc. REIT	101	3,088
CBRE Group, Inc., Class A (e)	253	8,749

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Communications Sales & Leasing, Inc. REIT	105	$1,962
Crown Castle International Corp. REIT	283	24,465
Digital Realty Trust, Inc. REIT	116	8,772
Duke Realty Corp. REIT	290	6,096
Equinix, Inc.	51	15,422
Equity Residential REIT	306	24,967
Essex Property Trust, Inc. REIT	55	13,168
Extra Space Storage, Inc. REIT	93	8,204
Federal Realty Investment Trust REIT	58	8,474
General Growth Properties, Inc. REIT	485	13,197
HCP, Inc. REIT	384	14,684
Host Hotels & Resorts, Inc. REIT	639	9,802
Iron Mountain, Inc.	168	4,538
Jones Lang LaSalle, Inc.	38	6,075
Kimco Realty Corp. REIT	347	9,182
Liberty Property Trust REIT	126	3,912
Macerich Co. REIT	113	9,118
Plum Creek Timber Co., Inc. REIT	149	7,110
Prologis, Inc. REIT	442	18,971
Public Storage REIT	123	30,467
Rayonier Advanced Materials, Inc.	65	636
Rayonier, Inc. REIT	197	4,373
Realogy Holdings Corp. (e)	124	4,547
Realty Income Corp. REIT	200	10,326
Regency Centers Corp. REIT	72	4,905
Simon Property Group, Inc. REIT	261	50,749
SL Green Realty Corp. REIT	84	9,490
UDR, Inc. REIT	217	8,153
Ventas, Inc. REIT	277	15,631
VEREIT, Inc. REIT	770	6,098
Vornado Realty Trust REIT	143	14,294
Welltower, Inc.	292	19,865
Weyerhaeuser Co. REIT	440	13,191

		506,504

Total Common Stock (cost—$849,418)		919,450

EXCHANGE-TRADED FUNDS—17.9%

PIMCO Broad U.S. TIPS Index (c) (cost—$593,478)	10,500	580,073

RIGHTS—0.0%

Singapore—0.0%
Ascendas Real Estate Investment Trust, exercise price SGD 2.22, expires 1/13/16 (b)(e) (cost—$0)	64	3

	Principal Amount (000s)	Value*

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $126,000; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $131,950 including accrued interest (cost—$126,000)	$126	$126,000

Total Investments (cost—$3,672,762) (a)—95.8%		3,109,705

Other assets less liabilities (f)—4.2%		135,205

Net Assets—100.0%		$3,244,910

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $380,306, representing 11.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $3, representing less than 0.05% of net assets.
(c)	Affiliated fund.
(d)	Institutional Class share.
(e)	Non-income producing.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2015 (unaudited) (continued)

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2015:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	E-mini S&P 500 Index	1	$102	3/18/16	$(1,895)
	Euro-BTP	1	150	3/8/16	20
Short:	2-Year U.S. Treasury Note	(2)	(435)	3/31/16	403
	Dow Jones U.S. Real Estate Index	(2)	(59)	3/18/16	(1,087)
	Euro Currency	(1)	(136)	3/14/16	(178)
	XAB Materials	(2)	(92)	3/18/16	2,635

					$(102)

(g)	At December 31, 2015, the Fund pledged $120,715 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

SGD—Singapore Dollar

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	45.7%
Real Estate Investment Trust	20.7%
Exchange-Traded Funds	17.9%
Real Estate Management & Development	7.6%
Chemicals	0.0%
Repurchase Agreements	3.9%
Other assets less liabilities	4.2%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—92.2%

Brazil—6.0%
BM&FBovespa S.A.	20,600	$56,326
CVC Brasil Operadora e Agencia de Viagens S.A.	18,200	61,938
FPC Par Corretora de Seguros S.A.	24,600	60,122
Grendene S.A.	13,700	58,237
JBS S.A.	19,101	59,277
Multiplus S.A.	6,000	56,493
Porto Seguro S.A.	7,600	55,184
Sul America S.A. UNIT	11,600	54,408
Transmissora Alianca de Energia Eletrica S.A. UNIT	14,100	59,628

		521,613

Chile—0.6%
Inversiones La Construccion S.A.	5,596	57,377

China—23.7%
Agricultural Bank of China Ltd., Class H	151,000	61,450
Bank of China Ltd., Class H	126,000	55,908
Bank of Chongqing Co., Ltd., Class H	66,000	59,375
Bank of Communications Co., Ltd., Class H	83,000	58,206
China Cinda Asset Management Co., Ltd., Class H	164,000	60,572
China Communications Services Corp. Ltd., Class H	158,000	59,305
China Construction Bank Corp., Class H	85,000	57,983
China Everbright Ltd.	25,000	57,165
China Life Insurance Co., Ltd., Class H	16,000	51,466
China Lilang Ltd.	76,000	56,105
China Merchants Bank Co., Ltd., Class H	25,100	58,819
China Petroleum & Chemical Corp., Class H	98,000	58,977
China Resources Power Holdings Co., Ltd.	30,000	57,810
China Shineway Pharmaceutical Group Ltd.	46,000	58,373
Chongqing Rural Commercial Bank Co., Ltd., Class H	99,000	59,588
Daqin Railway Co., Ltd., Class A	36,400	48,282
Dongpeng Holdings Co., Ltd.	159,000	61,593
Guangdong Electric Power Development Co., Ltd., Class B	93,420	61,426
HOSA International Ltd.	162,000	57,297
Huayu Automotive Systems Co., Ltd., Class A	24,700	63,777
Industrial & Commercial Bank of China Ltd., Class H	97,000	58,144
Jiangling Motors Corp., Ltd., Class B	16,800	58,507
Jiangnan Group Ltd.	302,000	59,008
Kingboard Laminates Holdings Ltd.	137,000	61,816
Kweichow Moutai Co., Ltd., Class A	1,800	60,240
Lee & Man Paper Manufacturing Ltd.	105,000	58,268
Luthai Textile Co., Ltd., Class B	43,630	60,418

	Shares	Value*

Peak Sport Products Co., Ltd.	202,000	$56,163
Qinhuangdao Port Co., Ltd., Class H	119,500	56,205
SAIC Motor Corp., Ltd., Class A	17,544	57,230
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	28,100	60,567
Shanghai Pudong Development Bank Co., Ltd., Class A	20,500	57,477
Shenzhen Expressway Co., Ltd., Class H	68,000	59,612
Wasion Group Holdings Ltd.	56,000	57,375
Zhejiang Expressway Co., Ltd., Class H	50,000	59,742

		2,044,249

Czech Republic—0.7%
Philip Morris CR AS	124	59,839

Egypt—0.7%
Eastern Tobacco	2,619	58,534

Hong Kong—1.3%
NagaCorp Ltd.	89,000	56,061
SITC International Holdings Co., Ltd.	115,000	60,790

		116,851

India—7.4%
Great Eastern Shipping Co., Ltd.	10,851	60,424
Hindustan Petroleum Corp. Ltd.	4,997	63,138
Mphasis Ltd.	5,058	37,784
Muthoot Finance Ltd.	20,804	56,141
NIIT Technologies Ltd.	6,789	59,278
Oil India Ltd.	10,340	61,162
Power Finance Corp., Ltd.	7,917	23,902
Power Grid Corp. of India Ltd.	29,785	63,653
Redington India Ltd.	33,533	58,094
Rural Electrification Corp., Ltd.	7,229	24,629
Vardhman Textiles Ltd.	5,044	62,965
Zensar Technologies Ltd.	3,991	65,470

		636,640

Indonesia—1.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,862,400	58,747
Indofood Sukses Makmur Tbk PT	161,000	59,927

		118,674

Korea (Republic of)—9.4%
Dongbu Insurance Co., Ltd.	1,076	64,379
Hyosung Corp.	595	58,848
Hyundai Marine & Fire Insurance Co., Ltd.	2,115	64,804
KB Insurance Co., Ltd.	2,460	61,004
Kia Motors Corp.	1,305	58,190
Korea Electric Power Corp.	1,413	59,865
KT&G Corp.	657	58,384
Meritz Securities Co., Ltd.	17,530	58,826
Samsung Electronics Co., Ltd.	54	57,595
Seah Besteel Corp.	2,322	54,204
SK Hynix, Inc.	1,783	46,060

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

SK Telecom Co., Ltd.	287	$52,526
Spigen Korea Co., Ltd.	1,120	59,053
Tongyang Life Insurance Co., Ltd.	5,660	55,964

		809,702

Malaysia—3.4%
Berjaya Sports Toto Bhd.	81,600	57,967
Inari Amertron Bhd.	58,900	62,648
KSL Holdings Bhd.	138,300	42,750
Scientex Bhd.	28,600	64,947
Supermax Corp. Bhd.	83,400	62,807

		291,119

Mexico—2.8%
Credito Real S.A.B. de C.V. SOFOM ER	25,953	65,822
Fibra Shop Portafolios Inmobiliarios SAPI de C.V. REIT	58,600	59,299
Mexico Real Estate Management S.A. de C.V. REIT	45,300	57,799
Prologis Property Mexico S.A. de C.V. REIT	37,000	56,033

		238,953

Norway—0.6%
BW LPG Ltd. (a)	6,929	56,797

Peru—0.7%
Intercorp Financial Services, Inc.	2,538	57,739

Philippines—0.7%
Manila Water Co., Inc.	110,500	58,238

Poland—1.4%
Asseco Poland S.A.	4,084	58,773
Warsaw Stock Exchange	6,537	59,910

		118,683

Russian Federation—3.8%
E.ON Russia JSC (c)	1,331,547	53,262
Gazprom Neft PAO ADR	5,358	56,848
Gazprom PAO (c)	29,859	55,538
Lukoil PJSC (c)	1,740	55,854
Moscow Exchange MICEX-RTS PJSC (c)	45,898	57,373
Tatneft OAO (c)	10,804	46,997

		325,872

Singapore—2.1%
DBS Group Holdings Ltd.	5,000	58,597
Lippo Malls Indonesia Retail Trust REIT	262,000	59,130
Religare Health Trust UNIT	86,500	61,006

		178,733

South Africa—7.6%
Barclays Africa Group Ltd.	6,354	58,954
DataTec Ltd.	16,831	56,049
Imperial Holdings Ltd.	7,498	58,122
Mondi Ltd.	2,927	57,923

	Shares	Value*

Mpact Ltd.	20,515	$62,268
MTN Group Ltd.	6,585	56,725
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	203,100	60,359
Sasol Ltd.	2,353	63,526
Telkom S.A. SOC Ltd.	15,091	62,699
Tsogo Sun Holdings Ltd.	34,760	54,621
Vukile Property Fund Ltd. REIT	57,212	62,521

		653,767

Taiwan—12.0%
Catcher Technology Co., Ltd.	6,500	54,187
Chimei Materials Technology Corp.	90,700	55,898
Compal Electronics, Inc.	99,000	55,400
Coretronic Corp.	71,000	58,657
Elitegroup Computer Systems Co., Ltd.	91,553	56,084
Gigabyte Technology Co., Ltd.	53,000	58,566
Greatek Electronics, Inc.	57,000	61,901
Green Seal Holding Ltd.	16,000	57,348
Hon Hai Precision Industry Co., Ltd. GDR	10,995	56,184
Inventec Corp.	98,000	63,888
King Yuan Electronics Co., Ltd.	84,000	54,830
King’s Town Bank Co., Ltd.	82,000	58,148
Lite-On Technology Corp.	58,585	56,499
Mega Financial Holding Co., Ltd.	81,000	52,222
Micro-Star International Co., Ltd.	44,000	62,526
Pegatron Corp.	25,000	54,374
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	60,399
Test Research, Inc.	39,000	57,921

		1,035,032

Thailand—1.9%
Bangkok Expressway & Metro PCL NVDR (c)(d)	423,248	61,491
CPN Retail Growth Leasehold Property Fund UNIT	120,000	56,955
Thai Vegetable Oil PCL NVDR	80,200	49,750

		168,196

Turkey—2.7%
Aksa Akrilik Kimya Sanayii AS	16,513	59,196
Selcuk Ecza Deposu Ticaret ve Sanayi AS	73,198	59,714
Soda Sanayii AS	40,783	59,094
Turk Telekomunikasyon AS	30,933	57,852

		235,856

United Arab Emirates—0.7%
Aramex PJSC	70,843	60,555

Vietnam—0.6%
PetroVietnam Technical Service Corp.	73,100	54,201

Total Common Stock (cost—$8,789,138)		7,957,220

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—4.6%

Brazil—1.9%
Banco ABC Brasil S.A.	23,857	$52,549
Banco Daycoval S.A.	26,300	58,367
Itausa—Investimentos Itau S.A.	28,260	48,833

		159,749

Korea (Republic of)—2.0%
Hyundai Motor Co.	650	56,835
LG Household & Health Care Ltd.	125	57,746
Samsung Electronics Co., Ltd.	65	60,085

		174,666

Russian Federation—0.7%
Surgutneftegas OAO (c)	93,517	57,045

Total Preferred Stock (cost—$441,415)		391,460

EQUITY-LINKED SECURITIES—1.7%

China—1.4%
Merrill Lynch International & Co., Gree Electric Appliances, Inc., Class A, expires 8/31/18	17,290	59,650
Midea Group Co., Ltd., expires 1/6/20	12,626	63,888

		123,538

India—0.3%
Merrill Lynch International & Co., Mphasis Ltd., expires 8/13/18	2,990	22,455

Total Equity-Linked Securities (cost—$142,742)		145,993

Total Investments (cost—$9,373,295) (b)—98.5%		8,494,673

Other assets less liabilities (e)—1.5%		132,582

Net Assets—100.0%		$8,627,255

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $6,716,738, representing 77.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $387,560, representing 4.5% of net assets.
(d)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2015 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation
Sold:
13,065 Mexican Peso settling 1/6/16	Northern Trust Company	$758	$758	$—
72,461 South African Rand settling 1/6/16	Northern Trust Company	4,738	4,685	53

				$53

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	12.0%
Technology Hardware, Storage & Peripherals	7.4%
Oil, Gas & Consumable Fuels	7.4%
Electronic Equipment, Instruments & Components	6.1%
Insurance	5.4%
Real Estate Investment Trust	4.8%
Textiles, Apparel & Luxury Goods	4.8%
Diversified Financial Services	3.2%
Chemicals	2.8%
Transportation Infrastructure	2.7%
Automobiles	2.7%
Hotels, Restaurants & Leisure	2.7%
Semiconductors & Semiconductor Equipment	2.6%
Software	2.1%
Electric Utilities	2.1%
Health Care Providers & Services	2.1%
Diversified Telecommunication Services	2.1%
Tobacco	2.0%
Capital Markets	2.0%
Food Products	2.0%
Household Durables	1.4%
Consumer Finance	1.4%
Paper & Forest Products	1.3%
Independent Power Producers & Energy Traders	1.3%
Wireless Telecommunication Services	1.3%
Auto Components	0.7%
Health Care Equipment & Supplies	0.7%
Containers & Packaging	0.7%
Construction Materials	0.7%
Marine	0.7%
Air Freight & Logistics	0.7%
Beverages	0.7%
IT Services	0.7%
Electrical Equipment	0.7%
Pharmaceuticals	0.7%
Water Utilities	0.7%
Distributors	0.7%
Independent Power and Renewable Electricity Producers	0.7%
Household Products	0.7%
Media	0.7%
Metals & Mining	0.6%
Energy Equipment & Services	0.6%
Road & Rail	0.6%
Real Estate Management & Development	0.5%
Other assets less liabilities	1.5%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Chile—1.5%
Corpbanca S.A. ADR	20,300	$237,510

China—5.3%
China Construction Bank Corp., Class H	619,600	422,659
China Mobile Ltd.	36,400	409,722

		832,381

France—2.6%
Total S.A.	9,118	408,772

Germany—2.6%
Siemens AG	4,300	416,007

Indonesia—1.6%
Bank Rakyat Indonesia Persero Tbk PT ADR	15,605	255,610

Israel—1.2%
Israel Chemicals Ltd.	45,566	184,966

Japan—5.1%
ITOCHU Corp.	34,000	402,167
Mizuho Financial Group, Inc.	203,000	406,000

		808,167

Korea (Republic of)—2.3%
SK Telecom Co., Ltd.	1,975	361,461

Norway—2.8%
Marine Harvest ASA (c)	32,107	431,994

Russian Federation—1.5%
Lukoil PJSC ADR	7,300	237,141

South Africa—2.7%
MTN Group Ltd. ADR	20,200	171,094
Sasol Ltd. ADR	9,521	255,353

		426,447

Spain—5.0%
Banco Santander S.A.	81,729	402,055
Enagas S.A.	13,600	383,628

		785,683

Switzerland—2.6%
Swiss Re AG	4,203	410,491

Taiwan—2.5%
Hon Hai Precision Industry Co., Ltd. GDR	76,400	390,404

United Kingdom—19.6%
BAE Systems PLC	56,032	412,536
Britvic PLC	39,000	417,854
Greene King PLC	29,000	397,011
Imperial Tobacco Group PLC	8,000	422,541

	Shares	Value*

Marks & Spencer Group PLC	58,900	$392,168
Persimmon PLC (c)	26,612	793,924
Royal Dutch Shell PLC, Class A ADR	5,600	256,424

		3,092,458

United States—39.4%
A Schulman, Inc. (b)	5,700	174,648
AbbVie, Inc.	4,400	260,656
Apple, Inc.	2,200	231,572
Axis Capital Holdings Ltd.	4,500	252,990
CA, Inc.	8,400	239,904
Cisco Systems, Inc.	18,500	502,368
Exxon Mobil Corp.	3,100	241,645
Ford Motor Co.	18,100	255,029
General Motors Co.	7,300	248,273
Gilead Sciences, Inc.	2,500	252,975
Intel Corp.	7,300	251,485
International Business Machines Corp.	3,700	509,194
Johnson & Johnson	2,300	236,256
JPMorgan Chase & Co.	3,900	257,517
MetLife, Inc.	5,200	250,692
PNC Financial Services Group, Inc.	2,700	257,337
PPL Corp.	7,800	266,214
Quest Diagnostics, Inc.	3,200	227,648
Symantec Corp.	12,313	258,573
Travelers Cos., Inc.	2,300	259,578
United Technologies Corp.	2,800	268,996
Verizon Communications, Inc.	5,600	258,832
Wal-Mart Stores, Inc.	4,100	251,330

		6,213,712

Total Investments (cost—$16,216,318)(a)—98.3%		15,493,204

Other assets less liabilities—1.7%		266,989

Net Assets—100.0%		$15,760,193

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $7,475,956, representing 47.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	14.2%
Oil, Gas & Consumable Fuels	8.9%
Insurance	7.4%
Wireless Telecommunication Services	6.0%
Household Durables	5.0%
Aerospace & Defense	4.3%
Biotechnology	3.3%
IT Services	3.2%
Automobiles	3.2%
Communications Equipment	3.2%
Software	3.2%
Food Products	2.7%
Tobacco	2.7%
Beverages	2.7%
Industrial Conglomerates	2.6%
Trading Companies & Distributors	2.6%
Hotels, Restaurants & Leisure	2.5%
Multi-line Retail	2.5%
Electronic Equipment, Instruments & Components	2.5%
Gas Utilities	2.4%
Chemicals	2.3%
Electric Utilities	1.7%
Diversified Telecommunication Services	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Food & Staples Retailing	1.6%
Pharmaceuticals	1.5%
Technology Hardware, Storage & Peripherals	1.5%
Health Care Providers & Services	1.4%
Other assets less liabilities	1.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—5.9%
Asaleo Care Ltd.	100,000	$115,446
Bank of Queensland Ltd.	13,000	131,139
Charter Hall Retail REIT	26,800	80,952
CSR Ltd.	36,800	76,807
Pact Group Holdings Ltd.	30,196	109,592
Steadfast Group Ltd.	77,900	88,006

		601,942

Austria—0.9%
RHI AG	4,789	93,658

Belgium—1.2%
Befimmo S.A. REIT	2,006	119,673

Brazil—0.9%
Multiplus S.A.	9,200	86,623

Canada—8.1%
Aimia, Inc.	10,100	68,686
Canfor Pulp Products, Inc.	8,300	81,158
Chorus Aviation, Inc.	19,600	79,324
Cogeco, Inc.	3,100	114,819
Linamar Corp.	1,643	88,734
Magellan Aerospace Corp.	9,915	115,366
Martinrea International, Inc.	10,900	82,792
New Flyer Industries, Inc.	5,500	112,568
Transcontinental, Inc., Class A	5,858	73,071

		816,518

Chile—0.8%
Corpbanca S.A. ADR	7,100	83,070

Finland—1.1%
Lassila & Tikanoja Oyj	5,554	109,369

France—4.8%
Alten S.A.	2,200	127,312
Euronext NV (a)	2,376	121,909
Rothschild & Co.	2,900	74,094
Saft Groupe S.A.	2,460	74,978
Technicolor S.A.	10,800	87,658

		485,951

Germany—1.9%
Hornbach Holding AG & Co. KGaA	1,291	85,933
Takkt AG	5,160	103,433

		189,366

Hong Kong—5.7%
Dah Sing Financial Holdings Ltd.	15,200	75,649
First Pacific Co., Ltd.	118,100	78,234
Langham Hospitality Investments and Langham Hospitality Investments Ltd. UNIT	227,000	83,091

	Shares	Value*

NagaCorp Ltd.	150,000	$94,485
Orient Overseas International Ltd.	27,000	129,235
PCCW Ltd.	201,000	117,495

		578,189

Italy—4.2%
Anima Holding SpA (a)	11,600	100,190
ASTM SpA	9,600	120,499
Cementir Holding SpA	15,300	97,324
Credito Emiliano SpA	14,000	103,456

		421,469

Japan—17.2%
Aida Engineering Ltd.	8,100	83,485
Daihen Corp.	19,000	89,469
DTS Corp.	4,000	91,055
Hitachi Chemical Co., Ltd.	5,200	82,496
Japan Aviation Electronics Industry Ltd.	5,700	81,764
Mitsubishi Shokuhin Co., Ltd.	4,400	108,082
Nippo Corp.	7,000	113,825
Nippon Soda Co., Ltd.	16,000	95,205
Nissha Printing Co., Ltd.	5,000	97,103
Nitto Kogyo Corp.	6,300	110,148
Sankyu, Inc.	17,000	86,731
Shinmaywa Industries Ltd.	11,000	98,569
Shizuoka Gas Co., Ltd.	13,200	83,966
Sumitomo Osaka Cement Co., Ltd.	22,000	80,685
T-Gaia Corp.	7,400	84,199
Takeuchi Manufacturing Co., Ltd.	4,300	87,489
TS Tech Co., Ltd.	3,100	80,176
Yokogawa Electric Corp.	7,800	93,802
Zeon Corp.	12,000	96,551

		1,744,800

Netherlands—2.1%
Aalberts Industries NV	3,000	103,367
ASM International NV	2,700	105,850

		209,217

New Zealand—2.8%
Air New Zealand Ltd.	50,500	101,852
Goodman Property Trust REIT	124,965	105,880
Sky Network Television Ltd.	22,589	70,762

		278,494

Norway—1.7%
Avance Gas Holding Ltd. (a)	7,100	90,947
Borregaard ASA	14,100	78,462

		169,409

Philippines—1.0%
Manila Water Co., Inc.	190,800	100,560

Portugal—0.9%
Portucel S.A.	22,680	88,206

Singapore—0.8%
Lippo Malls Indonesia Retail Trust REIT	370,800	83,684

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

South Africa—2.6%
Astral Foods Ltd.	8,000	$60,007
Investec Ltd.	14,082	99,478
JSE Ltd.	12,083	99,769

		259,254

Spain—2.8%
Cia de Distribucion Integral Logista Holdings S.A. (d)	4,675	98,571
Grupo Catalana Occidente S.A.	3,423	118,664
Tecnicas Reunidas S.A.	1,870	70,704

		287,939

Sweden—6.5%
BillerudKorsnas AB	4,100	75,877
Cloetta AB, Class B (e)	43,000	142,064
Dios Fastigheter AB	17,200	124,369
Granges AB	13,000	107,167
Hemfosa Fastigheter AB	8,300	92,215
Swedish Match AB	3,430	121,207

		662,899

Switzerland—2.3%
Cembra Money Bank AG (d)(e)	1,600	102,875
Siegfried Holding AG (e)	661	129,449

		232,324

Taiwan—1.6%
King’s Town Bank Co., Ltd.	115,000	81,549
Wisdom Marine Lines Co., Ltd. (e)	76,000	83,551

		165,100

Thailand—0.8%
Thai Union Group PCL NVDR	172,600	81,993

United Kingdom—20.4%
Berendsen PLC	9,400	149,018
Britvic PLC	12,000	128,570
Close Brothers Group PLC	4,000	78,878
Crest Nicholson Holdings PLC	13,500	110,613
Galliford Try PLC	4,100	92,126
Go-Ahead Group PLC	1,820	71,610
Greene King PLC	6,900	94,461
Hill & Smith Holdings PLC	9,151	102,122
Inchcape PLC	9,351	107,889
Kcom Group PLC	66,941	113,981
Marston’s PLC	42,439	103,885
Morgan Advanced Materials PLC	34,896	127,299
OneSavings Bank PLC	15,200	79,594
Pace PLC (c)	16,200	99,206
PayPoint PLC	7,900	107,320
Pendragon PLC	173,900	119,850
RPS Group PLC	24,100	83,977
Savills PLC	7,871	102,901
Synthomer PLC	20,251	94,591
UBM PLC (d)	12,000	93,005

		2,060,896

Total Investments (cost—$10,341,856) (b)—99.0%		10,010,603

Other assets less liabilities—1.0%		105,775

Net Assets—100.0%		$10,116,378

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $7,730,566, representing 76.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $99,206, representing 1.0% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Commercial Services & Supplies	6.1%
Machinery	6.1%
Media	5.1%
Banks	4.7%
Chemicals	4.4%
Real Estate Management & Development	4.0%
Real Estate Investment Trust	3.9%
Capital Markets	3.5%
Construction Materials	3.4%
Diversified Financial Services	3.0%
Hotels, Restaurants & Leisure	2.9%
Specialty Retail	2.9%
Food Products	2.8%
Electrical Equipment	2.7%
Auto Components	2.5%
Diversified Telecommunication Services	2.3%
IT Services	2.2%
Marine	2.1%
Metals & Mining	2.1%
Insurance	2.0%
Construction & Engineering	2.0%
Containers & Packaging	1.8%
Airlines	1.8%
Electronic Equipment, Instruments & Components	1.7%
Paper & Forest Products	1.7%
Road & Rail	1.6%
Life Sciences Tools & Services	1.3%
Beverages	1.3%
Tobacco	1.2%
Transportation Infrastructure	1.2%
Personal Products	1.1%
Aerospace & Defense	1.1%
Household Durables	1.1%
Food & Staples Retailing	1.1%
Distributors	1.1%
Semiconductors & Semiconductor Equipment	1.0%
Internet & Catalog Retail	1.0%
Consumer Finance	1.0%
Water Utilities	1.0%
Communications Equipment	1.0%
Air Freight & Logistics	1.0%
Oil, Gas & Consumable Fuels	0.9%
Gas Utilities	0.8%
Thrifts & Mortgage Finance	0.8%
Energy Equipment & Services	0.7%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Australia—1.4%
Wesfarmers Ltd.	20,600	$621,050

Canada—5.4%
Cogeco Cable, Inc.	6,300	281,240
Magna International, Inc.	11,700	474,552
Manulife Financial Corp.	24,200	362,729
Open Text Corp.	8,500	407,405
Power Financial Corp.	23,700	544,841
Shaw Communications, Inc., Class B	19,200	330,048

		2,400,815

Chile—0.5%
Corpbanca S.A. ADR	20,700	242,190

China—4.1%
Belle International Holdings Ltd.	551,000	412,262
China Construction Bank Corp., Class H	935,200	637,944
China Mobile Ltd.	38,300	431,109
PICC Property & Casualty Co., Ltd., Class H	180,000	355,693

		1,837,008

Denmark—1.7%
Danske Bank A/S	16,700	448,099
TDC A/S	64,000	318,659

		766,758

France—8.7%
AXA S.A.	26,700	729,539
Christian Dior SE	2,600	441,642
Cie Generale des Etablissements Michelin	3,800	361,694
CNP Assurances	30,600	412,773
Euronext NV (a)	17,900	918,427
Renault S.A.	4,400	440,420
Sanofi	6,800	579,508

		3,884,003

Germany—1.7%
Deutsche Lufthansa AG (d)	20,786	327,401
Talanx AG	13,400	412,111

		739,512

Hong Kong—8.7%
BOC Hong Kong Holdings Ltd.	150,300	456,401
Cheung Kong Property Holdings Ltd.	58,500	381,063
CK Hutchison Holdings Ltd.	36,500	489,692
First Pacific Co., Ltd.	632,100	418,726
Hang Lung Group Ltd.	76,000	245,973
Jardine Strategic Holdings Ltd.	12,600	343,444
NWS Holdings Ltd.	379,000	561,847
Orient Overseas International Ltd.	56,500	270,437
PCCW Ltd.	745,000	435,494
Yue Yuen Industrial Holdings Ltd.	80,800	273,192

		3,876,269

	Shares	Value*

India—0.9%
ICICI Bank Ltd. ADR	49,600	$388,368

Ireland—1.3%
Smurfit Kappa Group PLC	21,951	562,188

Israel—1.6%
Israel Chemicals Ltd.	17,670	71,728
Teva Pharmaceutical Industries Ltd. ADR	9,800	643,272

		715,000

Italy—0.8%
ASTM SpA	27,700	347,689

Japan—15.0%
Bandai Namco Holdings, Inc.	20,500	433,106
Bank of Yokohama Ltd.	29,000	177,758
Central Japan Railway Co.	3,400	603,615
Hitachi Chemical Co., Ltd.	19,800	314,120
Isuzu Motors Ltd.	33,700	363,038
Mitsubishi Electric Corp.	45,000	472,358
Mitsui & Co., Ltd.	21,500	255,464
Nippo Corp.	30,000	487,821
Nippon Telegraph & Telephone Corp.	20,800	827,801
NSK Ltd.	37,800	410,732
Osaka Gas Co., Ltd.	113,000	408,149
Sumitomo Chemical Co., Ltd.	60,167	345,544
Sumitomo Metal Mining Co., Ltd.	39,000	473,418
Sumitomo Osaka Cement Co., Ltd.	115,000	421,760
T&D Holdings, Inc.	51,300	676,828

		6,671,512

Korea (Republic of)—1.1%
Korea Electric Power Corp. ADR	23,784	503,507

Mexico—0.8%
America Movil S.A.B. de C.V., Ser. L ADR	26,400	371,184

Netherlands—3.2%
Aegon NV	80,811	457,023
ASM International NV	12,400	486,124
Wolters Kluwer NV	14,263	479,002

		1,422,149

Norway—1.8%
DNB ASA	27,300	336,369
Yara International ASA	10,359	445,523

		781,892

Philippines—1.1%
Manila Water Co., Inc.	914,100	481,770

Russian Federation—0.9%
Lukoil PJSC ADR	13,000	422,305

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Singapore—2.0%
DBS Group Holdings Ltd.	42,836	$502,016
Mapletree Industrial Trust REIT	366,000	392,355

		894,371

South Africa—0.6%
Sasol Ltd. ADR	10,100	270,882

Spain—0.7%
Mapfre S.A.	123,800	309,891

Sweden—5.6%
Hemfosa Fastigheter AB	32,400	359,970
Nordea Bank AB	39,500	433,384
SKF AB, Class B	32,300	521,687
Swedish Match AB	21,670	765,761
TeliaSonera AB	81,995	407,178

		2,487,980

Switzerland—0.9%
Baloise Holding AG	3,276	415,195

Taiwan—2.1%
Advanced Semiconductor Engineering, Inc. ADR	76,000	430,920
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,300	484,575

		915,495

Turkey—1.0%
KOC Holding AS ADR	23,300	438,972

United Kingdom—24.0%
BAE Systems PLC	65,700	483,717
Britvic PLC	45,800	490,711
BT Group PLC	96,800	672,138
Centrica PLC	68,700	220,594
Close Brothers Group PLC	19,300	380,586
Crest Nicholson Holdings PLC	54,878	449,648
Direct Line Insurance Group PLC	94,141	564,291
GlaxoSmithKline PLC	30,468	615,326
Greene King PLC	35,200	481,889
Imperial Tobacco Group PLC	16,200	855,645
Inchcape PLC	32,700	377,282
Man Group PLC	186,480	479,721
Marks & Spencer Group PLC	66,900	445,433
Mondi PLC	19,700	386,134
Old Mutual PLC	147,400	387,759
Persimmon PLC (d)	14,305	426,766
Rio Tinto PLC	10,400	302,799
Royal Dutch Shell PLC, Class A	24,000	543,580
Royal Mail PLC	84,600	554,119
Sky PLC	33,871	555,239
UBM PLC (c)	45,800	354,968
WPP PLC	27,610	635,079

		10,663,424

Total Common Stock (cost—$46,547,179)		43,431,379

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $1,115,004; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $1,141,875 including accrued interest (cost—$1,115,000)	$1,115	$1,115,000

Total Investments (cost—$47,662,179) (b)—100.1%		44,546,379

Liabilities in excess of other assets (e)—(0.1)%		(42,174)

Net Assets-100.0%		$44,504,205

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $35,612,575, representing 80.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2015 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward currency contracts outstanding at December 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2015	Unrealized Appreciation
Purchased:
1,451,287 Japanese Yen settling 1/4/16	Northern Trust Company	$12,066	$12,074	$8
2,213,965 Japanese Yen settling 1/5/16	Northern Trust Company	18,394	18,420	26
2,995,746 Japanese Yen settling 1/6/16	Northern Trust Company	24,847	24,925	78

				$112

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Insurance	12.6%
Banks	8.1%
Diversified Telecommunication Services	6.0%
Media	5.9%
Pharmaceuticals	4.1%
Industrial Conglomerates	4.1%
Tobacco	3.6%
Semiconductors & Semiconductor Equipment	3.2%
Diversified Financial Services	3.0%
Oil, Gas & Consumable Fuels	2.8%
Chemicals	2.6%
Textiles, Apparel & Luxury Goods	2.5%
Real Estate Management & Development	2.2%
Machinery	2.1%
Household Durables	2.0%
Capital Markets	1.9%
Auto Components	1.9%
Automobiles	1.8%
Wireless Telecommunication Services	1.8%
Metals & Mining	1.7%
Food & Staples Retailing	1.4%
Road & Rail	1.4%
Containers & Packaging	1.3%
Air Freight & Logistics	1.2%
Electric Utilities	1.1%
Beverages	1.1%
Construction & Engineering	1.1%
Aerospace & Defense	1.1%
Hotels, Restaurants & Leisure	1.1%
Water Utilities	1.1%
Electrical Equipment	1.1%
Multi-line Retail	1.0%
Leisure Products	1.0%
Construction Materials	1.0%
Gas Utilities	0.9%
Software	0.9%
Real Estate Investment Trust	0.9%
Paper & Forest Products	0.9%
Distributors	0.9%
Transportation Infrastructure	0.8%
Airlines	0.7%
Marine	0.6%
Trading Companies & Distributors	0.6%
Multi-Utilities	0.5%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—84.5%

Auto Manufacturers—0.3%
General Motors Financial Co., Inc.,
3.25%, 5/15/18	$250	$251,386
4.75%, 8/15/17	1,980	2,053,040
6.75%, 6/1/18	325	352,427

		2,656,853

Banks—0.5%
CIT Group, Inc.,
5.00%, 5/15/17	4,400	4,543,000

Building Materials—2.7%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	22,106	23,045,505

Coal—1.0%
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19	16,150	8,155,750

Commercial Services—1.8%
Hertz Corp.,
7.50%, 10/15/18	12,011	12,281,248
United Rentals North America, Inc.,
8.25%, 2/1/21	2,700	2,838,375

		15,119,623

Computers—0.1%
Seagate HDD Cayman,
3.75%, 11/15/18	1,000	993,364

Containers & Packaging—7.9%
Novelis, Inc.,
8.375%, 12/15/17	25,715	25,136,412
Reynolds Group Issuer, Inc.,
7.125%, 4/15/19	13,967	14,246,340
7.875%, 8/15/19	26,620	27,651,525

		67,034,277

Diversified Financial Services—6.7%
Aircastle Ltd.,
4.625%, 12/15/18	8,041	8,242,025
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	27,277	27,686,155
Ally Financial, Inc.,
3.25%, 11/5/18	8,575	8,435,656
5.50%, 2/15/17	1,175	1,213,188
Fly Leasing Ltd.,
6.75%, 12/15/20	10,523	10,823,958
International Lease Finance Corp.,
2.462%, 6/15/16 (e)	350	350,000
6.75%, 9/1/16 (a)(c)	195	200,606

		56,951,588

Electric Utilities—2.4%
NRG Energy, Inc.,
8.25%, 9/1/20	21,150	20,621,250

Entertainment—3.1%
Scientific Games Corp.,
8.125%, 9/15/18	35,681	26,225,535

	Principal Amount (000s)	Value*

Food & Beverage—2.1%
Bumble Bee Holdings, Inc. (a)(c),
9.00%, 12/15/17	$17,422	$17,683,330

Healthcare-Products—0.9%
Mallinckrodt International Finance S.A. (a)(c),
4.875%, 4/15/20	8,000	7,740,000

Home Builders—7.7%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	26,478	25,650,563
Lennar Corp.,
4.50%, 11/15/19	775	791,953
Meritage Homes Corp.,
4.50%, 3/1/18	8,840	8,884,200
TRI Pointe Holdings, Inc.,
4.375%, 6/15/19	3,500	3,438,750
William Lyon Homes, Inc.,
8.50%, 11/15/20	24,915	26,472,187

		65,237,653

Internet—1.9%
j2 Global, Inc.,
8.00%, 8/1/20	15,095	15,849,750

Iron/Steel—1.8%
ArcelorMittal,
5.125%, 6/1/20	15,250	12,733,750
10.85%, 6/1/19	2,850	2,686,125

		15,419,875

Leisure Time—0.5%
NCL Corp., Ltd. (a)(c),
4.625%, 11/15/20	4,753	4,677,998

Machinery-Diversified—1.5%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	6,250	6,640,625
CNH Industrial Capital LLC,
3.25%, 2/1/17	6,222	6,190,890

		12,831,515

Media—4.3%
AMC Networks, Inc.,
7.75%, 7/15/21	3,405	3,592,275
Cablevision Systems Corp.,
7.75%, 4/15/18	8,895	9,273,037
8.625%, 9/15/17	6,500	6,857,500
CCO Holdings LLC,
7.00%, 1/15/19	5,723	5,851,767
7.375%, 6/1/20	4,750	4,957,813
CSC Holdings LLC,
7.625%, 7/15/18	3,657	3,858,135
7.875%, 2/15/18	1,743	1,838,865

		36,229,392

Mining—1.1%
Alcoa, Inc.,
6.75%, 7/15/18	8,900	9,589,305

Miscellaneous Manufacturing—1.9%
LSB Industries, Inc.,
7.75%, 8/1/19	18,975	15,844,125

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—7.0%
AmeriGas Partners L.P.,
6.25%, 8/20/19	$24,815	$23,884,437
Hiland Partners L.P. (a)(c),
7.25%, 10/1/20	8,550	8,646,188
Light Tower Rentals, Inc. (a)(c),
8.125%, 8/1/19	10,000	5,150,000
NGL Energy Partners LP,
5.125%, 7/15/19	26,961	21,433,995

		59,114,620

Pharmaceuticals—4.3%
Valeant Pharmaceuticals International, Inc. (a)(c),
5.375%, 3/15/20	4,500	4,252,500
7.00%, 10/1/20	31,808	31,887,520

		36,140,020

Pipelines—7.0%
Crestwood Midstream Partners L.P.,
6.00%, 12/15/20	2,635	1,949,900
Kinder Morgan Finance Co. LLC (a)(c),
6.00%, 1/15/18	7,075	7,137,444
Sabine Pass LNG L.P.,
7.50%, 11/30/16	31,514	31,514,000
SemGroup Corp.,
7.50%, 6/15/21	5,950	5,355,000
Targa Resources Partners L.P. (a)(c),
5.00%, 1/15/18	14,910	13,866,300

		59,822,644

Retail—2.0%
GameStop Corp. (a)(c),
5.50%, 10/1/19	17,390	17,194,362

Software—1.6%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	12,700	13,128,625
First Data Corp. (a)(c),
6.75%, 11/1/20	750	788,438

		13,917,063

Telecommunications—12.4%
Frontier Communications Corp.,
7.125%, 3/15/19	5,900	5,928,910
8.875%, 9/15/20 (a)(c)	16,600	16,849,000
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	22,810	21,042,225
Sprint Capital Corp.,
6.90%, 5/1/19	21,850	17,917,000
Sprint Communications, Inc.,
8.375%, 8/15/17	1,537	1,521,630
T-Mobile USA, Inc.,
6.464%, 4/28/19	30,096	31,068,703
ViaSat, Inc.,
6.875%, 6/15/20	8,379	8,703,686
Windstream Services LLC,
7.875%, 11/1/17	2,575	2,647,126

		105,678,280

Total Corporate Bonds & Notes (cost—$773,441,420)		718,316,677

	Principal Amount (000s)	Value*

SENIOR LOANS (a)(b)—12.7%

Commercial Services & Supplies—5.3%
Asurion LLC,
5.00%, 5/24/19, Term B1	$4,588	$4,338,269
5.00%, 8/4/22, Term B4	7,463	6,896,596
8.50%, 3/3/21, 2nd Lien	40,000	34,325,000

		45,559,865

Diversified Telecommunication Services—0.3%
Level 3 Financing, Inc., Term B,
4.00%, 8/1/19	2,400	2,400,000

Financial Services—1.8%
Delos Finance Sarl, Term B,
3.50%, 3/6/21	15,000	14,964,375

IT Services—0.2%
First Data Corp., Term C1 (d),
3.918%, 3/24/18	2,000	1,977,500

Media—1.4%
Numericable U.S. LLC,
4.75%, 1/31/23	9,000	8,676,000
Univision Communications, Inc., Term C4 (d),
4.00%, 3/1/20	3,000	2,943,126

		11,619,126

Real Estate Investment Trust—2.2%
Communications Sales & Leasing, Inc., Term B,
5.00%, 10/24/22	20,398	18,982,423

Specialty Retail—1.5%
J Crew Group, Inc., Term B,
4.00%, 3/5/21	6,420	4,175,768
PetSmart, Inc., Term B (d),
4.25%, 3/10/22	8,950	8,744,427

		12,920,195

Total Senior Loans (cost—$118,808,489)		108,423,484

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $16,951,057; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $17,290,525 including accrued interest (cost—$16,951,000)	16,951	16,951,000

Total Investments (cost—$909,200,909)—99.2%		843,691,161

Other assets less liabilities—0.8%		6,444,278

Net Assets—100.0%		$850,135,439

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $289,435,515, representing 34.0% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2015.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2015.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2015.

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—88.7%

SPDR S&P 500 (a) (cost—$73,980,552)	367,000	$74,827,630

	Principal Amount (000s)

Repurchase Agreements—11.1%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $9,402,031; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $9,591,750 including accrued interest (cost—$9,402,000)	$9,402	9,402,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.1%

Call Options—0.0%
S&P 500 Index,
strike price $2,275.00, expires 1/15/16	80	1,200
strike price $2,075.00, expires 1/22/16	10	13,800
strike price $2,275.00, expires 1/22/16	100	1,500
strike price $2,300.00, expires 1/22/16	41	465
strike price $2,100.00, expires 1/29/16	10	9,000
strike price $2,275.00, expires 1/29/16	125	1,875
strike price $2,350.00, expires 1/29/16	41	465

		28,305

Put Options—0.1%
S&P 500 Index,
strike price $1,300.00, expires 1/8/16	57	713
strike price $1,675.00, expires 1/8/16	350	6,125
strike price $1,300.00, expires 1/22/16	15	225
strike price $1,975.00, expires 1/22/16	10	12,600
strike price $1,300.00, expires 1/29/16	15	300
strike price $2,025.00, expires 1/29/16	10	29,950

		49,913

Total Options Purchased (cost—$91,235)		78,218

Total Investments, before options written (cost—$83,473,787)—99.9%		84,307,848

	Contracts	Value*

OPTIONS WRITTEN (b)(c)—(4.6)%

Call Options—(4.5)%
S&P 500 Index,
strike price $1,965.00, expires 1/15/16	80	$(680,400)
strike price $1,950.00, expires 1/22/16	31	(312,635)
strike price $1,955.00, expires 1/22/16	100	(965,500)
strike price $2,125.00, expires 1/22/16	20	(3,800)
strike price $1,935.00, expires 1/29/16	156	(1,836,900)
strike price $2,130.00, expires 1/29/16	20	(6,000)

		(3,805,235)

Put Options—(0.1)%
S&P 500 Index,
strike price $1,825.00, expires 1/8/16	15	(525)
strike price $1,840.00, expires 1/8/16	8	(280)
strike price $1,850.00, expires 1/8/16	30	(900)
strike price $1,855.00, expires 1/8/16	10	(400)
strike price $1,865.00, expires 1/8/16	15	(750)
strike price $1,870.00, expires 1/8/16	10	(450)
strike price $1,900.00, expires 1/8/16	10	(850)
strike price $1,905.00, expires 1/8/16	15	(975)
strike price $1,950.00, expires 1/15/16	12	(6,720)
strike price $1,925.00, expires 1/22/16	20	(12,500)
strike price $1,975.00, expires 1/29/16	20	(34,600)

		(58,950)

Total Options Written (premiums received—$4,546,477)		(3,864,185)

Total Investments, net of options written (cost—$78,927,310)—95.3%		80,443,663

Other assets less other liabilities—4.7%		3,949,818

Net Assets—100.0%		$84,393,481

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Transactions in options written for the three months ended December 31, 2015:

	Contracts	Premiums
Options outstanding, September 30, 2015	1,393	$7,717,110
Options written	3,159	17,267,796
Options terminated in closing transactions	(1,640)	(16,345,323)
Options expired	(2,340)	(4,093,106)

Options outstanding, December 31, 2015	572	$4,546,477

(e)	At December 31, 2015, the Fund pledged $4,317,147 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

December 31, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—95.2%

SPDR S&P 500 (a) (cost—$8,068,630)	39,000	$7,951,710

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $193,001; collateralized by Freddie Mac, 2.12%, due 6/2/21, valued at $200,000 including accrued interest (cost—$193,000)	$193	193,000

	Contracts

OPTIONS PURCHASED (b)(c)—2.4%

Call Options—0.0%
S&P 500 Index,
strike price $2,300.00, expires 1/29/16	20	400

Put Options—2.4%
S&P 500 Index,
strike price $1,875.00, expires 1/15/16	3	525
strike price $1,900.00, expires 1/15/16	4	1,020
strike price $1,900.00, expires 3/31/16	7	22,015
strike price $1,875.00, expires 6/17/16	3	15,405
strike price $1,900.00, expires 6/17/16	4	22,700
strike price $1,700.00, expires 9/30/16	4	17,300
strike price $1,825.00, expires 12/16/16	7	57,155
strike price $1,875.00, expires 12/30/16	7	67,235

		203,355

Total Options Purchased (cost—$365,493)		203,755

Total Investments, before options written (cost—$8,627,123)—99.9%		8,348,465

OPTIONS WRITTEN (b)(c)—(0.2)%

Call Options—(0.2)%
S&P 500 Index,
strike price $2,120.00, expires 1/29/16 (premiums received—$26,468)	39	(17,550)

Total Investments, net of options written (cost—$8,600,655)—99.7%		8,330,915

Other assets less other liabilities—0.3%		21,674

Net Assets—100.0%		$8,352,589

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended December 31, 2015:

	Contracts	Premiums
Options outstanding, September 30, 2015	151	$106,405
Options written	417	347,195
Options terminated in closing transactions	(103)	(39,427)
Options expired	(426)	(387,705)

Options outstanding, December 31, 2015	39	$26,468

(e)	At December 31, 2015, the Fund pledged $44,944 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.8%

Auto Components—1.5%
Cooper-Standard Holding, Inc. (b)	1,679	$130,274
Motorcar Parts of America, Inc. (b)	7,953	268,891

		399,165

Banks—8.2%
Ameris Bancorp	6,466	219,779
Bank of the Ozarks, Inc.	8,072	399,241
Cathay General Bancorp	10,699	335,200
Eagle Bancorp, Inc. (b)	5,021	253,410
PrivateBancorp, Inc.	10,011	410,651
South State Corp.	3,605	259,380
Western Alliance Bancorp (b)	10,146	363,836

		2,241,497

Biotechnology—5.9%
BioSpecifics Technologies Corp. (b)	3,228	138,707
Cara Therapeutics, Inc. (b)	7,557	127,411
Celldex Therapeutics, Inc. (b)	7,260	113,837
Eagle Pharmaceuticals, Inc. (b)	3,794	336,414
Ligand Pharmaceuticals, Inc., Class B (b)	3,177	344,450
Prothena Corp. PLC (b)	1,909	130,022
Repligen Corp. (b)	5,084	143,827
Synergy Pharmaceuticals, Inc. (b)	22,078	125,182
Ultragenyx Pharmaceutical, Inc. (b)	1,532	171,860

		1,631,710

Building Products—4.3%
American Woodmark Corp. (b)	3,722	297,686
Builders FirstSource, Inc. (b)	19,171	212,415
Gibraltar Industries, Inc. (b)	7,816	198,839
Patrick Industries, Inc. (b)	5,303	230,680
PGT, Inc. (b)	20,382	232,151

		1,171,771

Capital Markets—1.4%
Cowen Group, Inc., Class A (b)	47,374	181,442
HFF, Inc., Class A	6,422	199,532

		380,974

Chemicals—0.6%
PolyOne Corp.	5,014	159,245

Commercial Services & Supplies—0.5%
Knoll, Inc.	7,697	144,704

Construction & Engineering—2.4%
Granite Construction, Inc.	5,708	244,930
MasTec, Inc. (b)	11,086	192,675
Primoris Services Corp.	10,579	233,055

		670,660

Construction Materials—1.7%
Summit Materials, Inc., Class A (b)	8,808	176,512
U.S. Concrete, Inc. (b)	5,444	286,681

		463,193

	Shares	Value*

Containers & Packaging—0.7%
Berry Plastics Group, Inc. (b)	5,538	$200,365

Distributors—1.2%
Core-Mark Holding Co., Inc.	4,170	341,690

Diversified Telecommunication Services—1.6%
8x8, Inc. (b)	23,009	263,453
Vonage Holdings Corp. (b)	32,838	188,490

		451,943

Electronic Equipment, Instruments & Components—1.3%
ePlus, Inc. (b)	1,917	178,779
TTM Technologies, Inc. (b)	27,578	179,533

		358,312

Energy Equipment & Services—1.5%
Bristow Group, Inc.	6,600	170,940
McDermott International, Inc. (b)	42,027	140,790
Unit Corp. (b)	9,090	110,898

		422,628

Health Care Equipment & Supplies—4.5%
Cantel Medical Corp.	2,178	135,341
Cynosure, Inc., Class A (b)	7,622	340,475
Globus Medical, Inc., Class A (b)	6,541	181,970
Inogen, Inc. (b)	6,468	259,302
K2M Group Holdings, Inc. (b)	8,481	167,415
Vascular Solutions, Inc. (b)	4,302	147,946

		1,232,449

Health Care Providers & Services—5.5%
Acadia Healthcare Co., Inc. (b)	6,291	392,936
Aceto Corp.	8,114	218,916
AMN Healthcare Services, Inc. (b)	7,352	228,280
Amsurg Corp. (b)	3,771	286,596
BioTelemetry, Inc. (b)	14,372	167,865
Providence Service Corp. (b)	4,757	223,198

		1,517,791

Health Care Technology—1.5%
Allscripts Healthcare Solutions, Inc. (b)	14,552	223,810
Omnicell, Inc. (b)	6,048	187,972

		411,782

Hotels, Restaurants & Leisure—4.9%
Cheesecake Factory, Inc.	5,565	256,602
Diamond Resorts International, Inc. (b)	5,831	148,749
Penn National Gaming, Inc. (b)	13,150	210,663
Six Flags Entertainment Corp.	4,272	234,703
Sonic Corp.	8,771	283,391
Texas Roadhouse, Inc.	6,079	217,446

		1,351,554

Household Durables—3.4%
Cavco Industries, Inc. (b)	2,568	213,940
Helen of Troy Ltd. (b)	2,752	259,376
Installed Building Products, Inc. (b)	9,265	230,050
LGI Homes, Inc. (b)	9,190	223,593

		926,959

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Insurance—3.3%
AMERISAFE, Inc.	6,414	$326,472
Hanover Insurance Group, Inc.	4,032	327,963
National General Holdings Corp.	11,987	262,036

		916,471

Internet Software & Services—2.8%
Autobytel, Inc. (a)(b)	8,299	187,225
Monster Worldwide, Inc. (b)	30,922	177,183
SPS Commerce, Inc. (b)	3,314	232,676
Wix.com Ltd. (b)	7,752	176,358

		773,442

IT Services—3.1%
Convergys Corp.	12,310	306,396
Euronet Worldwide, Inc. (b)	4,598	333,033
MAXIMUS, Inc.	3,855	216,844

		856,273

Life Sciences Tools & Services—3.8%
Albany Molecular Research, Inc. (b)	13,598	269,920
Cambrex Corp. (b)	6,115	287,956
ICON PLC (b)	3,433	266,744
PAREXEL International Corp. (b)	3,311	225,545

		1,050,165

Marine—0.7%
Matson, Inc.	4,199	179,003

Metals & Mining—1.1%
Kaiser Aluminum Corp.	3,461	289,547

Oil, Gas & Consumable Fuels—3.3%
Diamondback Energy, Inc. (b)	2,571	172,000
Matador Resources Co. (b)	8,136	160,849
PDC Energy, Inc. (b)	3,530	188,431
Synergy Resources Corp. (b)	14,677	125,048
Teekay Tankers Ltd., Class A	36,576	251,643

		897,971

Pharmaceuticals—4.4%
ANI Pharmaceuticals, Inc. (b)	3,043	137,315
Impax Laboratories, Inc. (b)	4,761	203,580
Intersect ENT, Inc. (b)	9,008	202,680
Intra-Cellular Therapies, Inc. (b)	4,007	215,537
Phibro Animal Health Corp., Class A	9,164	276,111
Supernus Pharmaceuticals, Inc. (b)	13,422	180,392

		1,215,615

Professional Services—1.8%
Kforce, Inc.	9,480	239,654
On Assignment, Inc. (b)	5,762	259,002

		498,656

Real Estate Management & Development—0.7%
Kennedy-Wilson Holdings, Inc.	8,179	196,950

	Shares	Value*

Semiconductors & Semiconductor Equipment—5.2%
Cypress Semiconductor Corp. (b)	22,694	$222,628
Inphi Corp. (b)	6,807	183,925
Kulicke & Soffa Industries, Inc. (b)	16,461	192,100
MaxLinear, Inc., Class A (b)	19,973	294,202
Microsemi Corp. (b)	6,157	200,657
Synaptics, Inc. (b)	1,298	104,282
Tower Semiconductor Ltd. (b)	17,302	243,266

		1,441,060

Software—9.0%
ACI Worldwide, Inc. (b)	12,380	264,932
Cadence Design Systems, Inc. (b)	8,883	184,855
Callidus Software, Inc. (b)	14,193	263,564
Gigamon, Inc. (b)	6,844	181,845
Guidewire Software, Inc. (b)	3,612	217,298
Paylocity Holding Corp. (b)	4,043	163,944
Proofpoint, Inc. (b)	2,451	159,339
PTC, Inc. (b)	4,557	157,809
RingCentral, Inc., Class A (b)	8,551	201,633
Take-Two Interactive Software, Inc. (b)	9,386	327,008
Ultimate Software Group, Inc. (b)	1,834	358,565

		2,480,792

Specialty Retail—1.2%
Ascena Retail Group, Inc. (b)	14,437	142,205
Sportsman’s Warehouse Holdings, Inc. (b)	14,228	183,541

		325,746

Technology Hardware, Storage & Peripherals—1.0%
Electronics for Imaging, Inc. (b)	6,013	281,048

Thrifts & Mortgage Finance—1.2%
LendingTree, Inc. (b)	3,526	314,801

Trading Companies & Distributors—1.4%
Air Lease Corp.	5,412	181,194
Aircastle Ltd.	9,461	197,640

		378,834

Transportation Infrastructure—1.2%
Macquarie Infrastructure Corp.	4,386	318,424

Total Common Stock (cost—$22,005,028)		26,893,190

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $536,002; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $548,100 including accrued interest (cost—$536,000)	$536	$536,000

Total Investments (cost—$22,541,028)—99.8%		27,429,190

Other assets less liabilities—0.2%		47,387

Net Assets—100.0%		$27,476,577

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.1%

Air Freight & Logistics—0.4%
Radiant Logistics, Inc. (b)	89,655	$307,517

Auto Components—1.6%
Motorcar Parts of America, Inc. (b)	38,262	1,293,638

Banks—6.8%
Franklin Financial Network, Inc. (b)	36,541	1,146,657
Heritage Commerce Corp.	81,591	975,828
Pacific Continental Corp.	29,753	442,725
Park Sterling Corp.	89,885	657,958
Preferred Bank	26,476	874,237
Southwest Bancorp, Inc.	51,329	897,231
Suffolk Bancorp	17,191	487,365

		5,482,001

Biotechnology—8.7%
Anthera Pharmaceuticals, Inc. (b)	67,177	311,701
BioSpecifics Technologies Corp. (b)	15,957	685,672
Cara Therapeutics, Inc. (b)	41,992	707,985
Catalyst Pharmaceuticals, Inc. (b)	172,370	422,307
Chiasma, Inc. (b)	17,118	334,999
Concert Pharmaceuticals, Inc. (b)	28,548	541,556
Eagle Pharmaceuticals, Inc. (b)	14,053	1,246,080
Fate Therapeutics, Inc. (b)	86,240	290,629
Flexion Therapeutics, Inc. (b)	24,765	477,222
La Jolla Pharmaceutical Co. (b)	18,349	495,423
Pfenex, Inc. (b)	35,788	443,055
Repligen Corp. (b)	38,446	1,087,637

		7,044,266

Building Products—2.0%
Patrick Industries, Inc. (b)	36,850	1,602,975

Chemicals—0.9%
American Vanguard Corp.	53,487	749,353

Communications Equipment—1.2%
ShoreTel, Inc. (b)	108,221	957,756

Construction & Engineering—1.0%
NV5 Global, Inc. (b)	35,402	778,136

Construction Materials—1.6%
U.S. Concrete, Inc. (b)	24,516	1,291,012

Diversified Consumer Services—2.2%
Cambium Learning Group, Inc. (b)	97,088	470,877
Carriage Services, Inc.	54,741	1,319,258

		1,790,135

Diversified Telecommunication Services—2.0%
8x8, Inc. (b)	77,446	886,757
inContact, Inc. (b)	76,552	730,306

		1,617,063

	Shares	Value*

Electrical Equipment—1.2%
LSI Industries, Inc.	80,662	$983,270

Electronic Equipment, Instruments & Components—0.9%
ePlus, Inc. (b)	8,106	755,965

Energy Equipment & Services—0.5%
Independence Contract Drilling, Inc. (b)	85,543	431,992

Food Products—1.7%
John B Sanfilippo & Son, Inc.	26,030	1,406,401

Health Care Equipment & Supplies—11.6%
AtriCure, Inc. (b)	40,171	901,437
Avinger, Inc. (b)	31,390	712,867
Cynosure, Inc., Class A (b)	26,215	1,171,024
Inogen, Inc. (b)	31,014	1,243,351
iRadimed Corp. (b)	28,081	787,110
LeMaitre Vascular, Inc.	74,249	1,280,795
Rockwell Medical, Inc. (b)	59,508	609,362
RTI Surgical, Inc. (b)	132,218	524,906
SurModics, Inc. (b)	28,651	580,756
Trinity Biotech PLC ADR	36,251	426,312
Vascular Solutions, Inc. (b)	33,319	1,145,840

		9,383,760

Health Care Providers & Services—6.3%
Aceto Corp.	37,990	1,024,970
BioTelemetry, Inc. (b)	81,552	952,528
Cross Country Healthcare, Inc. (b)	73,649	1,207,107
Providence Service Corp. (b)	20,800	975,936
RadNet, Inc. (b)	86,068	531,900
Sharps Compliance Corp. (b)	50,321	437,793

		5,130,234

Hotels, Restaurants & Leisure—4.5%
Carrols Restaurant Group, Inc. (b)	90,398	1,061,272
Eldorado Resorts, Inc. (b)	66,223	728,453
Good Times Restaurants, Inc. (b)	87,421	419,621
Kona Grill, Inc. (b)	32,979	523,047
Papa Murphy’s Holdings, Inc. (b)	38,653	435,233
Red Lion Hotels Corp. (b)	67,844	475,586

		3,643,212

Household Durables—2.2%
Century Communities, Inc. (b)	39,759	704,132
LGI Homes, Inc. (b)	44,552	1,083,950

		1,788,082

Insurance—2.7%
Atlas Financial Holdings, Inc. (b)	50,692	1,008,771
Federated National Holding Co.	40,064	1,184,292

		2,193,063

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2015 (unaudited) (continued)

	Shares	Value*

Internet Software & Services—5.9%
Autobytel, Inc. (a)(b)	69,075	$1,558,332
Five9, Inc. (b)	55,595	483,677
GTT Communications, Inc. (b)	40,557	691,903
Internap Corp. (b)	88,846	568,614
Limelight Networks, Inc. (b)	212,863	310,780
Reis, Inc.	23,541	558,628
TechTarget, Inc. (b)	70,313	564,613

		4,736,547

IT Services—2.5%
Hackett Group, Inc.	83,856	1,347,566
Information Services Group, Inc.	174,881	633,069

		1,980,635

Leisure Equipment & Products—1.2%
Nautilus, Inc. (b)	59,637	997,131

Life Sciences Tools & Services—3.2%
Albany Molecular Research, Inc. (b)	71,503	1,419,334
NeoGenomics, Inc. (b)	153,347	1,206,841

		2,626,175

Machinery—1.1%
NN, Inc.	20,295	323,502
Xerium Technologies, Inc. (b)	47,876	567,331

		890,833

Media—2.7%
Carmike Cinemas, Inc. (b)	34,640	794,642
Entravision Communications Corp., Class A	115,306	889,009
Reading International, Inc., Class A (b)	36,229	474,962

		2,158,613

Metals & Mining—0.4%
Real Industry, Inc. (b)	35,160	282,335

Oil, Gas & Consumable Fuels—1.2%
Bill Barrett Corp. (b)	46,015	180,839
Evolution Petroleum Corp.	48,271	232,183
Ring Energy, Inc. (b)	74,438	524,788

		937,810

Pharmaceuticals—6.0%
ANI Pharmaceuticals, Inc. (b)	17,956	810,264
Cempra, Inc. (b)	22,238	692,269
Heska Corp. (b)	17,721	685,448
Intersect ENT, Inc. (b)	26,917	605,633
Lipocine, Inc. (b)	31,916	412,674
Marinus Pharmaceuticals, Inc. (b)	31,981	244,335
Supernus Pharmaceuticals, Inc. (b)	43,876	589,693
Teligent, Inc. (b)	93,340	830,726

		4,871,042

	Shares	Value*

Professional Services—0.9%
GP Strategies Corp. (b)	29,887	$750,462

Road & Rail—1.2%
Covenant Transportation Group, Inc., Class A (b)	24,168	456,534
PAM Transportation Services, Inc. (b)	18,243	503,324

		959,858

Semiconductors & Semiconductor Equipment—4.6%
Cascade Microtech, Inc. (b)	40,301	654,891
GigOptix, Inc. (b)	268,047	814,863
MaxLinear, Inc., Class A (b)	91,328	1,345,262
Tower Semiconductor Ltd. (b)	65,503	920,972

		3,735,988

Software—3.2%
Attunity Ltd. (b)	55,009	607,850
Park City Group, Inc. (b)	76,431	910,293
QAD, Inc., Class A	24,162	495,804
Telenav, Inc. (b)	98,501	560,471

		2,574,418

Specialty Retail—1.6%
Kirkland’s, Inc.	35,200	510,400
Sportsman’s Warehouse Holdings, Inc. (b)	63,451	818,518

		1,328,918

Technology Hardware, Storage & Peripherals—0.8%
USA Technologies, Inc. (b)	197,264	607,573

Textiles, Apparel & Luxury Goods—0.5%
Cherokee, Inc. (b)	23,305	402,011

Thrifts & Mortgage Finance—1.4%
LendingTree, Inc. (b)	13,053	1,165,372

Wireless Telecommunication Services—0.7%
Boingo Wireless, Inc. (b)	79,774	528,104

Total Common Stock (cost—$60,103,700)		80,163,656

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 12/31/15, 0.03%, due 1/4/16, proceeds $856,003; collateralized by U.S. Treasury Notes, 2.125%, due 9/30/21, valued at $877,975 including accrued interest (cost—$856,000)	$856	856,000

Total Investments (cost—$60,959,700)—100.2%		81,019,656

Liabilities in excess of other assets—(0.2)%		(186,027)

Net Assets—100.0%		$80,833,629

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2015 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$19,279,456	$—	$—	$19,279,456
Exchange-Traded Funds	7,931,924	—	—	7,931,924
Repurchase Agreements	—	276,000	—	276,000

	27,211,380	276,000	—	27,487,380

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,180	—	—	2,180

Totals	$27,213,560	$276,000	$—	$27,489,560

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$38,882,094	$—	$—	$38,882,094
Exchange-Traded Funds	15,246,062	—	—	15,246,062
Repurchase Agreements	—	656,000	—	656,000

	54,128,156	656,000	—	54,784,156

Other Financial Instruments*—Assets
Foreign Exchange Contracts	6,579	—	—	6,579

Totals	$54,134,735	$656,000	$—	$54,790,735

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$44,751,535	$—	$—	$44,751,535
Exchange-Traded Funds	14,955,874	—	—	14,955,874
Repurchase Agreements	—	1,161,000	—	1,161,000

	59,707,409	1,161,000	—	60,868,409

Other Financial Instruments*—Assets
Foreign Exchange Contracts	9,845	—	—	9,845

Totals	$59,717,254	$1,161,000	$—	$60,878,254

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$48,738,402	$—	$—	$48,738,402
Exchange-Traded Funds	13,319,478	—	—	13,319,478
Repurchase Agreements	—	905,000	—	905,000

	62,057,880	905,000	—	62,962,880

Other Financial Instruments*—Assets
Foreign Exchange Contracts	12,015	—	—	12,015

Totals	$62,069,895	$905,000	$—	$62,974,895

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$38,576,686	$—	$—	$38,576,686
Exchange-Traded Funds	9,937,485	—	—	9,937,485
Repurchase Agreements	—	653,000	—	653,000

	48,514,171	653,000	—	49,167,171

Other Financial Instruments*—Assets
Foreign Exchange Contracts	12,025	—	—	12,025

Totals	$48,526,196	$653,000	$—	$49,179,196

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$34,026,449	$—	$—	$34,026,449
Exchange-Traded Funds	5,777,114	—	—	5,777,114
Repurchase Agreements	—	769,000	—	769,000

	39,803,563	769,000	—	40,572,563

Other Financial Instruments*—Assets
Foreign Exchange Contracts	12,020	—	—	12,020

Totals	$39,815,583	$769,000	$—	$40,584,583

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$19,149,771	$—	$—	$19,149,771
Exchange-Traded Funds	2,887,377	—	—	2,887,377
Repurchase Agreements	—	432,000	—	432,000

	22,037,148	432,000	—	22,469,148

Other Financial Instruments*—Assets
Foreign Exchange Contracts	7,666	—	—	7,666

Totals	$22,044,814	$432,000	$—	$22,476,814

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$17,795,054	$—	$—	$17,795,054
Exchange-Traded Funds	2,512,832	—	—	2,512,832
Repurchase Agreements	—	386,000	—	386,000

	20,307,886	386,000	—	20,693,886

Other Financial Instruments*—Assets
Foreign Exchange Contracts	7,666	—	—	7,666

Totals	$20,315,552	$386,000	$—	$20,701,552

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$5,430,850	$—	$—	$5,430,850
Exchange-Traded Funds	762,934	—	—	762,934
Repurchase Agreements	—	229,000	—	229,000

	6,193,784	229,000	—	6,422,784

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,262	—	—	3,262

Totals	$6,197,046	$229,000	$—	$6,426,046

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$19,514,486	$—	$—	$19,514,486
Exchange-Traded Funds	1,747,352	—	—	1,747,352
Repurchase Agreements	—	281,000	—	281,000

	21,261,838	281,000	—	21,542,838

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,087	—	—	1,087

Totals	$21,262,925	$281,000	$—	$21,543,925

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$277,463,643	$—	$—	$277,463,643
Exchange-Traded Funds	20,132,059	—	—	20,132,059
Repurchase Agreements	—	17,896,000	—	17,896,000

	297,595,702	17,896,000	—	315,491,702

Other Financial Instruments*—Assets
Foreign Exchange Contracts	181,528	—	—	181,528
Interest Rate Contracts	62,179	—	—	62,179
Market Price	80,182	—	—	80,182

	323,889	—	—	323,889

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(68,215)	—	(68,215)
Interest Rate Contracts	(52,007)	—	—	(52,007)
Market Price	(611,237)	—	—	(611,237)

	(663,244)	(68,215)	—	(731,459)

Totals	$297,256,347	$17,827,785	$—	$315,084,132

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Mutual Funds	$15,188,240	$—	$—	$15,188,240
U.S. Treasury Obligations	—	3,465,673	—	3,465,673
Exchange-Traded Funds	2,090,563	—	—	2,090,563
U.S. Government Agency Securities	—	369,767	—	369,767
Repurchase Agreements	—	5,078,000	—	5,078,000

	17,278,803	8,913,440	—	26,192,243

Other Financial Instruments*—Assets
Interest Rate Contracts	6,748	—	—	6,748
Market Price	16,566	—	—	16,566

	23,314	—	—	23,314

Other Financial Instruments*—Liabilities
Market Price	(39,376)	—	—	(39,376)

Totals	$17,262,741	$8,913,440	$—	$26,176,181

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$2,885,518	$—	$—	$2,885,518

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Argentina	$17,552	$—	$—	$17,552
Brazil	7,987	295,575	—	303,562
Chile	53,802	—	—	53,802
China	16,335	2,097,456	—	2,113,791
Colombia	16,216	—	—	16,216
Hungary	16,184	75,464	—	91,648
India	39,845	27,286	—	67,131
Malaysia	32,648	176,180	—	208,828
Mexico	307,094	—	—	307,094
Russian Federation	70,076	84,725	—	154,801
South Africa	11,791	445,156	—	456,947
Taiwan	69,190	1,010,379	—	1,079,569
Thailand	—	43,541	77,064	120,605
United States	4,607	—	—	4,607
All Other	—	1,925,083	—	1,925,083
Preferred Stock:
Colombia	46,113	—	—	46,113
All Other	—	289,360	—	289,360
Rights	—	—	172	172

	709,440	6,470,205	77,236	7,256,881

Other Financial Instruments*—Liabilities
Market Price	(346)	—	—	(346)

Totals	$709,094	$6,470,205	$77,236	$7,256,535

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$2,676,606	$—	$2,676,606
Austria	—	831,370	—	831,370
Belgium	—	1,405,971	—	1,405,971
Brazil	551,896	1,983,009	—	2,534,905
Canada	12,658,403	111,951	—	12,770,354
China	582,349	9,132,665	1,200	9,716,214
Denmark	—	2,502,012	—	2,502,012
Finland	—	1,657,713	—	1,657,713
France	55,945	10,374,644	—	10,430,589
Germany	—	12,045,016	—	12,045,016
Hong Kong	—	1,301,824	—	1,301,824
Indonesia	—	1,748,158	—	1,748,158
Ireland	1,682,625	1,755,399	—	3,438,024
Israel	—	916,683	—	916,683
Italy	—	2,293,544	—	2,293,544
Japan	—	25,045,948	—	25,045,948
Korea (Republic of)	785,557	2,573,671	—	3,359,228

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Malaysia	—	1,143,518	—	1,143,518
Netherlands	821,810	2,226,353	—	3,048,163
New Zealand	193,595	731,689	—	925,284
Norway	—	3,335,680	—	3,335,680
Portugal	—	44,656	—	44,656
Singapore	569,078	1,216,935	—	1,786,013
South Africa	153,824	1,279,739	—	1,433,563
Spain	—	613,707	—	613,707
Sweden	35,811	2,711,581	—	2,747,392
Switzerland	—	3,309,664	—	3,309,664
Taiwan	—	3,008,230	—	3,008,230
Thailand	—	445,515	979,991	1,425,506
Turkey	—	2,008,795	—	2,008,795
United Kingdom	575,991	19,931,799	—	20,507,790
All Other	161,957,860	480,175	—	162,438,035
Preferred Stock	—	921,319	—	921,319
Rights:
Brazil	—	—	634	634
Spain	17,078	—	—	17,078
Repurchase Agreements	—	5,727,000	—	5,727,000

	180,641,822	127,492,539	981,825	309,116,186

Other Financial Instruments*—Assets
Market Price	51,256	—	—	51,256

Other Financial Instruments*—Liabilities
Market Price	(2,672)	—	—	(2,672)

Totals	$180,690,406	$127,492,539	$981,825	$309,164,770

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Belgium	$340,820	$665,571	$—	$1,006,391
France	56,917	7,042,578	—	7,099,495
Greece	107,094	170,393	—	277,487
Ireland	128,904	475,906	—	604,810
Netherlands	231,079	1,178,101	—	1,409,180
New Zealand	133,186	762,116	—	895,302
Norway	232,079	1,373,808	—	1,605,887
Singapore	118,199	42,029	—	160,228
Sweden	323,941	2,226,399	—	2,550,340
United Kingdom	1,704,811	11,192,408	—	12,897,219
United States	364,374	—	—	364,374
All Other	—	39,093,685	—	39,093,685
Preferred Stock	—	476,987	—	476,987
Rights	11,442	—	—	11,442
Repurchase Agreements	—	781,000	—	781,000

	3,752,846	65,480,981	—	69,233,827

Other Financial Instruments*—Liabilities
Market Price	(1,313)	—	—	(1,313)

Totals	$3,751,533	$65,480,981	$—	$69,232,514

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$81,245,453	$—	$—	$81,245,453
Rights	—	11,868	—	11,868
Repurchase Agreements	—	1,037,000	—	1,037,000

	81,245,453	1,048,868	—	82,294,321

Other Financial Instruments*—Liabilities
Market Price	(13,719)	—	—	(13,719)

Totals	$81,231,734	$1,048,868	$—	$82,280,602

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$133,115	$4,004,960	$—	$4,138,075
Hong Kong	—	693,341	—	693,341

Totals	$133,115	$4,698,301	$—	$4,831,416

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$—	$1,548,607,411	$—	$1,548,607,411
Convertible Preferred Stock:
Food & Beverage	—	24,712,077	—	24,712,077
Health Care Providers & Services	—	12,734,885	—	12,734,885
Oil, Gas & Consumable Fuels	—	4,888,456	—	4,888,456
All Other	340,500,514	—	—	340,500,514
Repurchase Agreements	—	46,745,000	—	46,745,000

Totals	$340,500,514	$1,637,687,829	$—	$1,978,188,343

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
China	$776,340	$2,139,021	$55,484	$2,970,845
India	535,112	294,600	—	829,712
Indonesia	79,920	82,254	—	162,174
Mexico	746,901	—	—	746,901
Russian Federation	62,603	—	—	62,603
United States	1,028,228	—	—	1,028,228
All Other	—	12,216,698	—	12,216,698
Equity-Linked Securities	—	644,632	—	644,632
Exchange-Traded Funds	87,577	—	—	87,577
Repurchase Agreements	—	1,107,000	—	1,107,000

	3,316,681	16,484,205	55,484	19,856,370

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	176	—	176

Other Financial Instruments*— Liabilities
Foreign Exchange Contracts	—	(409)	—	(409)

Totals	$3,316,681	$16,483,972	$55,484	$19,856,137

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$15,627,553	$—	$15,627,553
Sovereign Debt Obligations	—	9,600,538	—	9,600,538
Repurchase Agreements	—	2,637,000	—	2,637,000

	—	27,865,091	—	27,865,091

Other Financial Instruments*—Assets
Credit Contracts	—	23,629	—	23,629
Foreign Exchange Contracts	—	14,175	—	14,175

	—	37,804	—	37,804

Other Financial Instruments*—Liabilities
Credit Contracts	—	(89,831)	—	(89,831)
Foreign Exchange Contracts	—	(16,452)	—	(16,452)

	—	(106,283)	—	(106,283)

Totals	$—	$27,796,612	$—	$27,796,612

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
China	$76,323	$1,338,341	$—	$1,414,664
Czech Republic	49,705	—	—	49,705
Hong Kong	75,483	347,147	—	422,630
India	171,545	660,373	—	831,918
Malaysia	19,526	345,380	—	364,906
Mexico	9,254	—	—	9,254
Russian Federation	37,661	—	68,090	105,751
South Africa	116,963	21,751	—	138,714
Thailand	33,225	523,256	—	556,481
United States	191,369	—	—	191,369
All Other	—	4,146,137	—	4,146,137
Preferred Stock:
Brazil	—	140,255	—	140,255
Russian Federation	—	—	121,623	121,623
Equity-Linked Securities	—	10,480	—	10,480

	781,054	7,533,120	189,713	8,503,887

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(46)	—	(46)

Totals	$781,054	$7,533,074	$189,713	$8,503,841

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
Belgium	$24,582	$59,135	$—	$83,717
Switzerland	65,390	77,576	—	142,966
All Other	—	2,685,695	—	2,685,695
Repurchase Agreements	—	188,000	—	188,000

	89,972	3,010,406	—	3,100,378

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	38,382	—	38,382

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(2,377)	—	(2,377)

Totals	$89,972	$3,046,411	$—	$3,136,383

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
Belgium	$158,918	$147,224	$—	$306,142
Hong Kong	284,096	207,768	—	491,864
Israel	84,560	—	—	84,560
United States	2,482,285	—	—	2,482,285
All Other	—	3,755,591	—	3,755,591
Corporate Bonds & Notes	—	6,454,699	—	6,454,699
Sovereign Debt Obligations	—	3,727,495	—	3,727,495
U.S. Treasury Obligations	—	478,823	—	478,823
Exchange-Traded Funds	334,776	—	—	334,776
Preferred Stock	—	89,670	—	89,670
Repurchase Agreements	—	1,473,000	—	1,473,000

	3,344,635	16,334,270	—	19,678,905

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	6,942	—	6,942
Interest Rate Contracts	2,834	—	—	2,834

	2,834	6,942	—	9,776

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(6,471)	—	(6,471)
Interest Rate Contracts	(582)	—	—	(582)

	(582)	(6,471)	—	(7,053)

Totals	$3,346,887	$16,334,741	$—	$19,681,628

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	$—	$44,355	$—	$44,355
Denmark	—	65,657	—	65,657
France	—	87,309	—	87,309
Germany	—	169,918	—	169,918
Japan	—	123,067	—	123,067
Norway	—	39,575	—	39,575
Spain	—	127,908	—	127,908
Sweden	—	92,365	—	92,365
Switzerland	—	178,928	—	178,928
United Kingdom	—	375,303	—	375,303
All Other	1,641,957	—	—	1,641,957
Preferred Stock	—	61,828	—	61,828

Totals	$1,641,957	$1,366,213	$—	$3,008,170

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	$—	$7,223,828	$—	$7,223,828
China	—	16,170,191	—	16,170,191
Finland	—	14,909,796	—	14,909,796
France	—	18,487,051	—	18,487,051
Germany	—	10,927,735	—	10,927,735
Hong Kong	—	14,100,486	—	14,100,486
Israel	—	4,911,755	—	4,911,755
Italy	—	7,331,233	—	7,331,233
Netherlands	—	3,978,849	—	3,978,849
Switzerland	7,448,333	35,269,090	—	42,717,423
United Kingdom	—	39,432,002	—	39,432,002
All Other	156,250,164	—	—	156,250,164
Repurchase Agreements	—	33,063,000	—	33,063,000

Totals	$163,698,497	$205,805,016	$—	$369,503,513

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$298,295,807	$—	$298,295,807
Common Stock	—	—	908,390	908,390

Totals	$—	$298,295,807	$908,390	$299,204,197

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Canada	$195,826	$—	$—	$195,826
China	37,808	60,660	—	98,468
Mexico	39,088	—	—	39,088
Sweden	32,372	266,002	—	298,374
All Other	—	2,469,410	—	2,469,410

Totals	$305,094	$2,796,072	$—	$3,101,166

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$171,902	$2,046,118	$—	$2,218,020
Ireland	2,021,585	3,970,127	—	5,991,712
Korea (Republic of)	941,920	694,045	—	1,635,965
Switzerland	2,246,431	4,101,436	—	6,347,867
All Other	—	111,118,127	—	111,118,127
Repurchase Agreements	—	4,007,000	—	4,007,000

Totals	$5,381,838	$125,936,853	$—	$131,318,691

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$46,333,932	$—	$—	$46,333,932
Repurchase Agreements	—	2,559,000	—	2,559,000

Totals	$46,333,932	$2,559,000	$—	$48,892,932

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$1,484,179	$—	$—	$1,484,179
Common Stock:
Australia	—	68,821	—	68,821
Austria	—	2,191	—	2,191
France	—	36,299	—	36,299
Germany	—	19,516	—	19,516
Hong Kong	—	85,976	—	85,976
Japan	3,729	107,105	—	110,834
Singapore	—	22,063	—	22,063
Switzerland	—	4,373	—	4,373
United Kingdom	—	33,962	—	33,962
All Other	535,415	—	—	535,415
Exchange-Traded Funds	580,073	—	—	580,073
Rights	—	—	3	3
Repurchase Agreements	—	126,000	—	126,000

	2,603,396	506,306	3	3,109,705

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Other Financial Instruments*—Assets
Interest Rate Contracts	423	—	—	423
Market Price	2,635	—	—	2,635

	3,058	—	—	3,058

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(178)	—	—	(178)
Market Price	(2,982)	—	—	(2,982)

	(3,160)	—	—	(3,160)

Totals	$2,603,294	$506,306	$3	$3,109,603

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Chile	$57,377	$—	$—	$57,377
China	58,507	1,985,742	—	2,044,249
Czech Republic	59,839	—	—	59,839
Egypt	58,534	—	—	58,534
Korea (Republic of)	61,004	748,698	—	809,702
Malaysia	122,914	168,205	—	291,119
Mexico	238,953	—	—	238,953
Peru	57,739	—	—	57,739
Philippines	58,238	—	—	58,238
Poland	59,910	58,773	—	118,683
Russian Federation	56,848	—	269,024	325,872
Singapore	59,130	119,603	—	178,733
South Africa	180,838	472,929	—	653,767
Taiwan	56,184	978,848	—	1,035,032
Thailand	—	106,705	61,491	168,196
All Other	—	1,801,187	—	1,801,187
Preferred Stock:
Brazil	58,367	101,382	—	159,749
Korea (Republic of)	—	174,666	—	174,666
Russian Federation	—	—	57,045	57,045
Equity-Linked Securities	—	145,993	—	145,993

	1,244,382	6,862,731	387,560	8,494,673

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	53	—	53

Totals	$1,244,382	$6,862,784	$387,560	$8,494,726

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	$—	$832,381	$—	$832,381
France	—	408,772	—	408,772
Germany	—	416,007	—	416,007
Israel	—	184,966	—	184,966
Japan	—	808,167	—	808,167
Korea (Republic of)	—	361,461	—	361,461
Norway	—	431,994	—	431,994
Spain	—	785,683	—	785,683
Switzerland	—	410,491	—	410,491
United Kingdom	256,424	2,836,034	—	3,092,458
All Other	7,760,824	—	—	7,760,824

Totals	$8,017,248	$7,475,956	$—	$15,493,204

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Canada	$816,518	$—	$—	$816,518
Chile	83,070	—	—	83,070
Finland	109,369	—	—	109,369
Germany	189,366	—	—	189,366
Italy	120,499	300,970	—	421,469
Philippines	100,560	—	—	100,560
Singapore	83,684	—	—	83,684
South Africa	60,007	199,247	—	259,254
Switzerland	102,875	129,449	—	232,324
United Kingdom	514,883	1,446,807	99,206	2,060,896
All Other	—	5,654,093	—	5,654,093

Totals	$2,180,831	$7,730,566	$99,206	$10,010,603

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Canada	$2,400,815	$—	$—	$2,400,815
Chile	242,190	—	—	242,190
India	388,368	—	—	388,368
Israel	643,272	71,728	—	715,000
Italy	347,689	—	—	347,689
Korea (Republic of)	503,507	—	—	503,507
Mexico	371,184	—	—	371,184
Philippines	481,770	—	—	481,770
Russian Federation	422,305	—	—	422,305
Singapore	392,355	502,016	—	894,371
South Africa	270,882	—	—	270,882
Taiwan	915,495	—	—	915,495
Turkey	438,972	—	—	438,972
All Other	—	35,038,831	—	35,038,831
Repurchase Agreements	—	1,115,000	—	1,115,000

	7,818,804	36,727,575	—	44,546,379

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	112	—	112

Totals	$7,818,804	$36,727,687	$—	$44,546,491

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$718,316,677	$—	$718,316,677
Senior Loans	—	108,423,484	—	108,423,484
Repurchase Agreements	—	16,951,000	—	16,951,000

Totals	$—	$843,691,161	$—	$843,691,161

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$74,827,630	$—	$—	$74,827,630
Repurchase Agreements	—	9,402,000	—	9,402,000
Options Purchased:
Market Price	78,218	—	—	78,218

	74,905,848	9,402,000	—	84,307,848

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Investments in Securities—Liabilities
Options Written:
Market Price	(3,864,185)	—	—	(3,864,185)

Totals	$71,041,663	$9,402,000	$—	$80,443,663

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$7,951,710	$—	$—	$7,951,710
Repurchase Agreements	—	193,000	—	193,000
Options Purchased:
Market Price	203,755	—	—	203,755

	8,155,465	193,000	—	8,348,465

Investments in Securities—Liabilities
Options Written:
Market Price	(17,550)	—	—	(17,550)

Totals	$8,137,915	$193,000	$—	$8,330,915

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$26,893,190	$—	$—	$26,893,190
Repurchase Agreements	—	536,000	—	536,000

Totals	$26,893,190	$536,000	$—	$27,429,190

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$80,163,656	$—	$—	$80,163,656
Repurchase Agreements	—	856,000	—	856,000

Totals	$80,163,656	$856,000	$—	$81,019,656

At December 31, 2015, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Emerging Markets Equity	410,502	(a)	9,900	(b)
AllianzGI Best Styles Global Equity	2,922,234	(a)	312,962	(b)
AllianzGI Best Styles International Equity	339,597	(a)	255,151	(b)
AllianzGI Emerging Markets Consumer	1,658,409	(a)	—
AllianzGI Emerging Markets Small-Cap	180,188	(a)	51,706	(b)
AllianzGI Europe Equity Dividend	33,439	(a)	65,390	(b)
AllianzGI Global Fundamental Strategy	89,670	(a)	158,918	(b)
AllianzGI International Growth	110,945	(a)	—
AllianzGI International Small-Cap	2,549,452	(a)	—
AllianzGI NFJ Emerging Markets Value	838,068	(a)	184,191	(b)
AllianzGI NFJ International Small-Cap Value	209,043	(a)	601,354	(b)
AllianzGI NFJ International Value II	—		829,459	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2015, which was applied on December 31, 2015.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2015, which was not applied on December 31, 2015.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2015, was as follows:

	Beginning Balance 9/30/15	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/15
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$42,664	$81,508		$(38,211)	$—	$(19,483)	$10,586	$—	$—	$77,064
Rights:
Brazil	—	—	†	—	—	—	172	—	—	172

Totals	$42,664	$81,508		$(38,211)	$—	$(19,483)	$10,758	$—	$—	$77,236

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,200	$—		$—	$—	$—	$—	$—	$—	$1,200
Japan	157,213	—		(167,230)#	—	—	10,017	—	—	—
Thailand	200,284	751,295		(165,005)	—	197,272	(3,855)	—	—	979,991
Rights:
Brazil	—	—	†	—	—	—	634	—	—	634
Korea (Republic of)	7,625	—		(3,259)	—	(5,379)	1,014	—	—	—

Totals	$366,322	$751,295		$(335,494)	$—	$191,893	$7,810	$—	$—	$981,825

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
China	$98,465	$—		$(15,254)	$—	$(74,383)	$46,656	$—	$—	$55,484

	Beginning Balance 9/30/15	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 12/31/15
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$73,498	$28,026		$(37,503)	$—	$5,444	$(1,375)	$—	$—	$68,090
Preferred Stock:
Russian Federation	73,600	55,378		(15,816)	—	1,467	6,994	—	—	121,623

Totals	$147,098	$83,404		$(53,319)	$—	$6,911	$5,619	$—	$—	$189,713

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$1,849,870	$—		$—	$—	$—	$(317,515)	$—	$1,532,355	$—
Common stock	—	769,746	†	—	—	—	138,642	—	—	908,390

Totals	$1,849,870	$769,746		$—	$—	$—	$(175,873)	$—	$1,532,355	$908,390

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$270,779	$30,546		$(313,408)	$—	$(70,113)	$82,196	$—	$—	$—

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Common Stock:
Japan	$4,526	$—		$(5,729)#	$—	$—	$1,203	$—	$—	$—
Singapore	—	—	†	—	—	—	3	—	—	3

Totals	$4,526	$—		$(5,729)	$—	$—	$1,206	$—	$—	$3

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$273,963	$35,634		$(31,732)	$—	$(3,768)	$(5,073)	$—	$—	$269,024
Thailand	—	57,144		—	—	—	4,347	—	—	61,491
Preferred Stock
Russian Federation	49,956	8,114		(2,023)	—	18	980	—	—	57,045

Totals	$323,919	$100,892		$(33,755)	$—	$(3,750)	$254	$—	$—	$387,560

	Beginning Balance 9/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 12/31/15
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
United Kingdom	$—	$—	$—	$—	$—	$—	$99,206	$—	$99,206

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2015:

	Ending Balance at 12/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$77,064	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	39.08 - 49.75
Rights	$172	Fundamental Analytical Data Relating to the Investment	Price of Right	BRL	2.07

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$979,991	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	4.27 - 344.04
	$1,200	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount)
Rights	$634	Fundamental Analytical Data Relating to the Investment	Price of Right	BRL	1.30 - 2.07

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$55,484	Fundamental Analytical Data Relating to the Investment	Trading Volume	HKD	1.00

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$68,090	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$3.67 - 51.70
Preferred Stock	$121,623	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$1.05 - 23.46

	Ending Balance at 12/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI High Yield Bond:
Investments in Securities—Assets
Common Stock	$908,390	Fundamental Analytical Data Relating to the Investment	Price of Stock		$20.93

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Rights	$3	Fundamental Analytical Data Relating to the Investment	Price of Right	SGD	0.06

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$269,024	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.04-32.10
	$61,491	Last Exchange-Traded Closing Price	Trading Volume	THB	45.25
Preferred Stock	$57,045	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.61

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock	$99,206	Last Exchange-Traded Closing Price	Trading Volume	GBP	4.15

†	Issued via Corporate Action.
#	Removed via Corporate Action.
*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 1 into Level 3 because trading was halted and Sub-Adviser recommended the last closing price at December 31, 2015.
***	Transferred out of Level 3 into Level 2 because an evaluated mean price was available at December 31, 2015.

BRL—Brazilian Real
GBP—Pound Sterling
HKD—Hong Kong Dollar
SGD—Singapore Dollar
THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2015 was:

AllianzGI Best Styles Emerging Markets Equity	$(4,281)
AllianzGI Best Styles Global Equity	208
AllianzGI Emerging Markets Consumer	(21,639)
AllianzGI Emerging Markets Small-Cap	15,138
AllianzGI High Yield Bond	138,642
AllianzGI Multi-Asset Real Return	3
AllianzGI NFJ Emerging Markets Value	(6,450)
AllianzGI NFJ International Small-Cap Value	10,860

At December 31, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis (1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$28,529,182	$17,847	$1,059,649	$(1,041,802)
AllianzGI Retirement 2020	57,290,394	36,548	2,542,786	(2,506,238)
AllianzGI Retirement 2025	63,623,268	111,115	2,865,974	(2,754,859)
AllianzGI Retirement 2030	65,501,406	224,357	2,762,883	(2,538,526)
AllianzGI Retirement 2035	51,214,666	241,048	2,288,543	(2,047,495)
AllianzGI Retirement 2040	42,022,709	246,213	1,696,359	(1,450,146)
AllianzGI Retirement 2045	23,188,545	187,420	906,817	(719,397)
AllianzGI Retirement 2050	21,339,215	22,283	667,612	(645,329)
AllianzGI Retirement 2055	6,784,357	84,105	445,678	(361,573)
AllianzGI Retirement Income	22,391,942	11,221	860,325	(849,104)
AllianzGI Global Allocation	317,630,859	1,824,828	3,963,985	(2,139,157)
AllianzGI Global Dynamic Allocation	26,867,562	19,620	694,939	(675,319)
AllianzGI Global Megatrends	3,223,729	—	338,211	(338,211)
AllianzGI Best Styles Emerging Markets Equity	7,849,798	135,168	728,085	(592,917)
AllianzGI Best Styles Global Equity	307,227,332	13,799,187	11,910,333	1,888,854
AllianzGI Best Styles International Equity	71,018,234	2,343,762	4,128,169	(1,784,407)
AllianzGI Best Styles U.S. Equity	82,586,661	3,506,570	3,798,910	(292,340)
AllianzGI China Equity	5,480,095	128,939	777,618	(648,679)
AllianzGI Convertible	1,893,868,008	170,055,065	85,734,730	84,320,335
AllianzGI Emerging Markets Consumer	21,315,763	948,034	2,407,427	(1,459,393)
AllianzGI Emerging Markets Debt	29,994,506	115,143	2,244,558	(2,129,415)
AllianzGI Emerging Markets Small-Cap	8,709,730	584,725	790,568	(205,843)
AllianzGI Europe Equity Dividend	3,320,100	80,555	300,277	(219,722)
AllianzGI Global Fundamental Strategy	20,491,333	1,047,841	1,860,269	(812,428)
AllianzGI Global Sustainability	3,018,191	181,797	191,818	(10,021)
AllianzGI Global Water	337,606,610	42,707,185	10,810,282	31,896,903
AllianzGI High Yield Bond	340,799,865	2,881,598	44,477,266	(41,595,668)
AllianzGI International Growth	3,060,894	255,501	215,229	40,272
AllianzGI International Small-Cap	113,479,731	24,552,013	6,713,053	17,838,960
AllianzGI Micro Cap	39,748,017	11,708,379	2,563,464	9,144,915
AllianzGI Multi-Asset Real Return	3,678,879	131,000	700,174	(569,174)
AllianzGI NFJ Emerging Markets Value	9,559,846	341,981	1,407,154	(1,065,173)
AllianzGI NFJ Global Dividend Value	16,825,110	777,960	2,109,866	(1,331,906)
AllianzGI NFJ International Small-Cap Value	10,350,313	583,203	922,913	(339,710)
AllianzGI NFJ International Value II	47,679,833	2,433,736	5,567,190	(3,133,454)
AllianzGI Short Duration High Income	917,267,084	422,258	73,998,181	(73,575,923)
AllianzGI Structured Return	84,181,511	148,978	22,641	126,337
AllianzGI U.S. Equity Hedged	8,627,123	1,949	280,607	(278,658)
AllianzGI U.S. Small-Cap Growth	22,712,874	5,909,550	1,193,234	4,716,316
AllianzGI Ultra Micro Cap	61,354,777	24,955,622	5,290,743	19,664,879

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: February 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: February 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2016